Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL II of Talcott Resolution Life Insurance Company (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Putnam VT Small Cap Growth Fund (Class IB)
AB VPS International Growth Portfolio (Class B)	Putnam VT Global Asset Allocation Fund (Class IA)
AB VPS International Value Portfolio (Class B)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
American Funds IS Asset Allocation Fund (Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
American Funds IS Blue Chip Income and Growth Fund	Fidelity® VIP Strategic Income Portfolio (Service
(Class 2)	Class 2)
American Funds IS Bond Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)
American Funds IS Capital World Bond Fund (Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)
(formerly American Funds IS Global Bond Fund	Franklin Income VIP Fund (Class 2)
(Class 2))	Franklin Mutual Shares VIP Fund (Class 2)
American Funds IS Global Growth and Income Fund	Franklin Rising Dividends VIP Fund (Class 2)
(Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Global Growth Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
American Funds IS Global Small Capitalization Fund	Franklin Strategic Income VIP Fund (Class 1)
(Class 2)	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS New World Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Hartford International Opportunities HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford MidCap HLS Fund (Class IA)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Hartford Small Company HLS Fund (Class IA)
(Service Class 2)	Hartford Small Cap Growth HLS Fund (Class IA)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Hartford Stock HLS Fund (Class IA)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Putnam VT Global Health Care Fund (Class IA)
Fidelity® VIP Government Money Market Portfolio	Putnam VT High Yield Fund (Class IA)
(Service Class)	Putnam VT Income Fund (Class IA)
Fidelity® VIP Growth Portfolio (Service Class 2)	Putnam VT International Equity Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)	(formerly Putnam VT International Growth Fund
Invesco V.I. American Value Fund (Series II)	(Class IA))
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Putnam VT International Value Fund (Class IA)

SA-1

Report of Independent Registered Public Accounting Firm

Invesco V.I. Comstock Fund (Series II)	Putnam VT Multi-Cap Core Fund (Class IA)
Invesco V.I. Core Equity Fund (Series I)	Putnam VT Government Money Market Fund (Class IA)
Invesco V.I. Global Real Estate Fund (Series I)	Putnam VT Sustainable Leaders Fund (Class IA)
Invesco V.I. Growth and Income Fund (Series II)	Putnam VT Small Cap Value Fund (Class IB)
Invesco V.I. International Growth Fund (Series I)	Templeton Developing Markets VIP Fund (Class 1)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	Templeton Foreign VIP Fund (Class 2)
Invesco V.I. Small Cap Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)
Lord Abbett Bond Debenture Portfolio (Class VC)	Templeton Growth VIP Fund (Class 2)
Lord Abbett Dividend Growth Portfolio (Class VC)	Morgan Stanley VIF Discovery Portfolio (Class II)
(formerly Lord Abbett Calibrated Dividend Growth	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Portfolio (Class VC))	Putnam VT Diversified Income Fund (Class IB)
Lord Abbett Fundamental Equity Portfolio (Class VC)	Putnam VT Equity Income Fund (Class IB)
Lord Abbett Growth and Income Portfolio (Class VC)	Putnam VT Global Asset Allocation Fund (Class IB)
MFS® Growth Series (Initial Class)	Putnam VT High Yield Fund (Class IB)
MFS® Investors Trust Series (Initial Class)	Putnam VT Income Fund (Class IB)
MFS® New Discovery Series (Initial Class)	Putnam VT International Equity Fund (Class IB)
MFS® Total Return Bond Series (Initial Class)	Putnam VT International Value Fund (Class IB)
MFS® Total Return Series (Initial Class)	Putnam VT Sustainable Leaders Fund (Class IB)
MFS® Value Series (Initial Class)	Putnam VT Diversified Income Fund (Class IA)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Putnam VT Equity Income Fund (Class IA)
(Series II)	Putnam VT Global Equity Fund (Class IA)
Invesco Oppenheimer V.I. Global Fund (Series II)	Franklin Mutual Global Discovery VIP Fund (Class 2)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)
Invesco Oppenheimer V.I. Main Street Small Cap
Fund® (Series II)

We have also audited the accompanying statements of assets and liabilities of Putnam VT Growth Opportunities Fund (Class IB), Putnam VT Growth Opportunities Fund (Class IA), BlackRock S&P 500 Index V.I. Fund (Class I) and Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I), the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund (Class IA), Hartford Growth Opportunities HLS Fund (Class IA), Hartford High Yield HLS Fund (Class IA), Hartford MidCap Value HLS Fund (Class IA), Hartford MidCap Growth HLS Fund (Class IA), Hartford U.S. Government Securities HLS Fund (Class IA), Hartford Value HLS Fund (Class IA), and Invesco V.I. Mid Cap Growth Fund (Series I) statements of operations, statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund (Class IB)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016

SA-2

Report of Independent Registered Public Accounting Firm

Putnam VT Growth Opportunities Fund (Class IA)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020.	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
Hartford Global Growth HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford Growth Opportunities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford High Yield HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford MidCap Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford MidCap Growth HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford U.S. Government Securities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Invesco V.I. Mid Cap Growth Fund (Series I)	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2020	Year ended December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020

SA-3

Report of Independent Registered Public Accounting Firm

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL II of Talcott Resolution Life Insurance Company as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 13, 2021

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL II of Talcott Resolution Life Insurance Company since 2002.

SA-4

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,221	4,494	15,863	21,220	447,893
Cost	$43,122	$94,174	$315,210	$374,058	$8,691,198
Fair Value	$44,193	$121,876	$227,469	$364,773	$11,739,283
Due from Sponsor Company	—	—	—	65	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	44,193	121,876	227,469	364,838	11,739,283

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	65	—

Total liabilities	—	—	—	65	—

Net assets:
For contract liabilities	$44,193	$121,876	$227,469	$364,773	$11,739,283

Deferred contracts in the accumulation period:
Units owned by participants #	2,139	7,221	21,656	11,952	290,415
Minimum unit fair value #*	$20.66	$16.88	$10.50	$30.52	$40.42
Maximum unit fair value #*	$20.66	$16.88	$10.50	$30.52	$40.42
Contract liability	$44,193	$121,876	$227,469	$364,773	$11,739,283

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	134,515	238,394	10,035	10,104	121,916
Cost	$1,577,871	$2,602,010	$117,275	$112,813	$2,754,439
Fair Value	$1,903,382	$2,796,357	$128,856	$168,025	$4,964,416
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,903,382	2,796,357	128,856	168,025	4,964,416

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,903,382	$2,796,357	$128,856	$168,025	$4,964,416

Deferred contracts in the accumulation period:
Units owned by participants #	45,326	143,048	8,313	7,035	880,150
Minimum unit fair value #*	$41.99	$19.55	$15.50	$23.89	$5.64
Maximum unit fair value #*	$41.99	$19.55	$15.50	$23.89	$5.64
Contract liability	$1,903,382	$2,796,357	$128,856	$168,025	$4,964,416

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	262,988	211,072	237,209	298,921	60,006
Cost	$5,222,717	$13,310,604	$9,744,635	$5,524,785	$1,222,412
Fair Value	$8,299,907	$25,153,434	$12,965,854	$7,036,603	$1,875,192
Due from Sponsor Company	174	121	109	171	65
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,300,081	25,153,555	12,965,963	7,036,774	1,875,257

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	174	121	109	171	65

Total liabilities	174	121	109	171	65

Net assets:
For contract liabilities	$8,299,907	$25,153,434	$12,965,854	$7,036,603	$1,875,192

Deferred contracts in the accumulation period:
Units owned by participants #	1,487,985	4,316,852	2,804,507	159,721	31,349
Minimum unit fair value #*	$5.58	$5.83	$4.62	$44.06	$59.82
Maximum unit fair value #*	$5.58	$5.83	$4.62	$44.06	$59.82
Contract liability	$8,299,907	$25,153,434	$12,965,854	$7,036,603	$1,875,192

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	360,094	5,303	—	15,184	24,685
Cost	$7,886,309	$83,540	$—	$204,722	$283,193
Fair Value	$8,606,251	$90,358	$—	$215,152	$368,294
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,606,251	90,358	—	215,152	368,294

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$8,606,251	$90,358	$—	$215,152	$368,294

Deferred contracts in the accumulation period:
Units owned by participants #	1,135,451	16,103	—	10,259	16,364
Minimum unit fair value #*	$7.58	$5.61	$39.65	$20.97	$22.51
Maximum unit fair value #*	$7.58	$5.61	$39.65	$20.97	$22.51
Contract liability	$8,606,251	$90,358	$—	$215,152	$368,294

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	44,225	3,388,793	645	76,864	97,658
Cost	$430,050	$3,388,793	$29,295	$2,343,847	$3,081,816
Fair Value	$739,879	$3,388,793	$64,898	$3,591,847	$3,641,659
Due from Sponsor Company	—	65	—	—	65
Receivable for fund shares sold	—	—	—	—	—

Total assets	739,879	3,388,858	64,898	3,591,847	3,641,724

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	65	—	—	65

Total liabilities	—	65	—	—	65

Net assets:
For contract liabilities	$739,879	$3,388,793	$64,898	$3,591,847	$3,641,659

Deferred contracts in the accumulation period:
Units owned by participants #	29,991	324,253	1,443	81,707	100,774
Minimum unit fair value #*	$24.67	$10.45	$44.98	$43.96	$36.14
Maximum unit fair value #*	$24.67	$10.45	$44.98	$43.96	$36.14
Contract liability	$739,879	$3,388,793	$64,898	$3,591,847	$3,641,659

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	16,636	2,737	331	3,686	93,083
Cost	$314,805	$31,411	$3,068	$31,083	$1,455,082
Fair Value	$441,198	$31,971	$4,525	$40,247	$1,399,971
Due from Sponsor Company	—	—	—	—	73
Receivable for fund shares sold	—	—	—	—	—

Total assets	441,198	31,971	4,525	40,247	1,400,044

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	73

Total liabilities	—	—	—	—	73

Net assets:
For contract liabilities	$441,198	$31,971	$4,525	$40,247	$1,399,971

Deferred contracts in the accumulation period:
Units owned by participants #	95,203	1,692	175	928	61,394
Minimum unit fair value #*	$4.63	$18.89	$25.90	$43.35	$22.80
Maximum unit fair value #*	$4.63	$18.89	$25.90	$43.35	$22.80
Contract liability	$441,198	$31,971	$4,525	$40,247	$1,399,971

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	56,237	109,108	6,605	131,853	8,754
Cost	$1,086,629	$1,982,711	$158,156	$2,046,690	$163,643
Fair Value	$950,960	$1,810,105	$192,471	$1,911,868	$202,303
Due from Sponsor Company	—	—	—	109	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	950,960	1,810,105	192,471	1,911,977	202,303

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	109	—

Total liabilities	—	—	—	109	—

Net assets:
For contract liabilities	$950,960	$1,810,105	$192,471	$1,911,868	$202,303

Deferred contracts in the accumulation period:
Units owned by participants #	40,976	60,224	4,451	38,203	4,544
Minimum unit fair value #*	$23.21	$30.06	$43.24	$50.05	$44.52
Maximum unit fair value #*	$23.21	$30.06	$43.24	$50.05	$44.52
Contract liability	$950,960	$1,810,105	$192,471	$1,911,868	$202,303

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Assets:
Investments:
Number of shares	61,409	1,771	272,138	630,706	340,497
Cost	$704,724	$18,154	$7,412,999	$29,222,071	$5,166,729
Fair Value	$660,763	$25,023	$8,588,691	$32,702,115	$5,924,648
Due from Sponsor Company	—	—	725	783	718
Receivable for fund shares sold	—	—	—	—	—

Total assets	660,763	25,023	8,589,416	32,702,898	5,925,366

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	725	783	718

Total liabilities	—	—	725	783	718

Net assets:
For contract liabilities	$660,763	$25,023	$8,588,691	$32,702,115	$5,924,648

Deferred contracts in the accumulation period:
Units owned by participants #	35,904	708	1,042,227	1,521,323	987,779
Minimum unit fair value #*	$18.40	$35.35	$8.24	$21.50	$6.00
Maximum unit fair value #*	$18.40	$35.35	$8.24	$21.50	$6.00
Contract liability	$660,763	$25,023	$8,588,691	$32,702,115	$5,924,648

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account
Assets:
Investments:
Number of shares	644,813	—	—	—	291,221
Cost	$13,620,286	$—	$—	$—	$4,101,836
Fair Value	$14,308,400	$—	$—	$—	$5,702,114
Due from Sponsor Company	109	—	—	—	65
Receivable for fund shares sold	—	—	—	—	—

Total assets	14,308,509	—	—	—	5,702,179

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	109	—	—	—	65

Total liabilities	109	—	—	—	65

Net assets:
For contract liabilities	$14,308,400	$—	$—	$—	$5,702,114

Deferred contracts in the accumulation period:
Units owned by participants #	1,126,213	—	—	—	891,291
Minimum unit fair value #*	$12.70	$—	$—	$—	$6.40
Maximum unit fair value #*	$12.70	$—	$—	$—	$6.40
Contract liability	$14,308,400	$—	$—	$—	$5,702,114

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account
Assets:
Investments:
Number of shares	144,136	—	258,585	—	59
Cost	$4,709,859	$—	$4,730,709	$—	$1,549
Fair Value	$6,261,251	$—	$7,095,563	$—	$2,254
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,261,251	—	7,095,563	—	2,254

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$6,261,251	$—	$7,095,563	$—	$2,254

Deferred contracts in the accumulation period:
Units owned by participants #	383,026	—	700,835	—	45
Minimum unit fair value #*	$16.35	$—	$10.12	$—	$50.56
Maximum unit fair value #*	$16.35	$—	$10.12	$—	$50.56
Contract liability	$6,261,251	$—	$7,095,563	$—	$2,254

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)
Assets:
Investments:
Number of shares	190,412	1,215,735	—	407,164	—
Cost	$11,906,382	$13,796,094	$—	$4,104,491	$—
Fair Value	$18,188,201	$14,564,509	$—	$4,108,285	$—
Due from Sponsor Company	120	273	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	18,188,321	14,564,782	—	4,108,285	—

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	120	273	—	—	—

Total liabilities	120	273	—	—	—

Net assets:
For contract liabilities	$18,188,201	$14,564,509	$—	$4,108,285	$—

Deferred contracts in the accumulation period:
Units owned by participants #	1,493,803	3,282,935	—	2,111,783	—
Minimum unit fair value #*	$12.18	$4.44	$—	$1.95	$—
Maximum unit fair value #*	$12.18	$4.44	$—	$1.95	$—
Contract liability	$18,188,201	$14,564,509	$—	$4,108,285	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	533	8,189	30,284	9,664	1,166
Cost	$26,853	$136,329	$337,060	$158,779	$36,631
Fair Value	$47,454	$127,907	$317,373	$155,306	$35,470
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	47,454	127,907	317,373	155,306	35,470

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$47,454	$127,907	$317,373	$155,306	$35,470

Deferred contracts in the accumulation period:
Units owned by participants #	1,219	5,494	17,087	5,749	925
Minimum unit fair value #*	$38.91	$23.28	$18.57	$27.02	$38.33
Maximum unit fair value #*	$38.91	$23.28	$18.57	$27.02	$38.33
Contract liability	$47,454	$127,907	$317,373	$155,306	$35,470

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Assets:
Investments:
Number of shares	3,199	6,549	11,471	10,602	—
Cost	$49,880	$126,883	$378,913	$128,381	$—
Fair Value	$46,995	$122,470	$487,732	$112,062	$—
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	46,995	122,470	487,732	112,062	—

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$46,995	$122,470	$487,732	$112,062	$—

Deferred contracts in the accumulation period:
Units owned by participants #	2,051	5,014	25,662	2,925	—
Minimum unit fair value #*	$22.91	$24.42	$19.01	$38.31	$—
Maximum unit fair value #*	$22.91	$24.42	$19.01	$38.31	$—
Contract liability	$46,995	$122,470	$487,732	$112,062	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,726	74,196	2,151	578	367
Cost	$376,897	$897,698	$32,244	$9,768	$12,553
Fair Value	$447,994	$926,707	$38,564	$9,596	$12,826
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	447,994	926,707	38,564	9,596	12,826

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$447,994	$926,707	$38,564	$9,596	$12,826

Deferred contracts in the accumulation period:
Units owned by participants #	12,349	39,028	1,039	370	500
Minimum unit fair value #*	$36.28	$23.74	$37.11	$25.92	$25.63
Maximum unit fair value #*	$36.28	$23.74	$37.11	$25.92	$25.63
Contract liability	$447,994	$926,707	$38,564	$9,596	$12,826

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,540	4,359	11,196	79,530	30,662
Cost	$122,745	$132,288	$211,723	$1,049,298	$674,714
Fair Value	$187,480	$159,426	$301,843	$1,122,965	$797,835
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	187,480	159,426	301,843	1,122,965	797,835

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$187,480	$159,426	$301,843	$1,122,965	$797,835

Deferred contracts in the accumulation period:
Units owned by participants #	3,636	3,999	3,599	60,269	24,649
Minimum unit fair value #*	$51.56	$39.87	$83.87	$18.63	$32.37
Maximum unit fair value #*	$51.56	$39.87	$83.87	$18.63	$32.37
Contract liability	$187,480	$159,426	$301,843	$1,122,965	$797,835

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	78,873	717	11,767	1,727	16,515
Cost	$1,344,578	$34,698	$430,277	$48,404	$380,088
Fair Value	$1,609,001	$49,184	$604,339	$50,961	$444,416
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,609,001	49,184	604,339	50,961	444,416

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,609,001	$49,184	$604,339	$50,961	$444,416

Deferred contracts in the accumulation period:
Units owned by participants #	56,954	1,214	16,060	1,455	12,592
Minimum unit fair value #*	$28.25	$40.50	$37.63	$35.03	$35.29
Maximum unit fair value #*	$28.25	$40.50	$37.63	$35.03	$35.29
Contract liability	$1,609,001	$49,184	$604,339	$50,961	$444,416

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	10,683	4,972	263,278	15,248	112,389
Cost	$168,623	$43,178	$6,094,440	$249,856	$1,889,079
Fair Value	$243,794	$28,289	$6,789,945	$277,663	$2,420,858
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	243,794	28,289	6,789,945	277,663	2,420,858

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$243,794	$28,289	$6,789,945	$277,663	$2,420,858

Deferred contracts in the accumulation period:
Units owned by participants #	3,918	751	141,385	3,931	38,733
Minimum unit fair value #*	$62.22	$37.69	$48.02	$70.63	$62.50
Maximum unit fair value #*	$62.22	$37.69	$48.02	$70.63	$62.50
Contract liability	$243,794	$28,289	$6,789,945	$277,663	$2,420,858

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,669	196,265	201,171	47,753	475
Cost	$112,218	$1,715,332	$2,340,232	$727,282	$6,766
Fair Value	$155,775	$1,236,467	$2,333,583	$796,040	$11,870
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	155,775	1,236,467	2,333,583	796,040	11,870

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$155,775	$1,236,467	$2,333,583	$796,040	$11,870

Deferred contracts in the accumulation period:
Units owned by participants #	2,711	20,886	51,611	27,012	350
Minimum unit fair value #*	$57.46	$59.20	$45.21	$29.47	$33.90
Maximum unit fair value #*	$57.46	$59.20	$45.21	$29.47	$33.90
Contract liability	$155,775	$1,236,467	$2,333,583	$796,040	$11,870

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,042	2,938	116	140,844	13,136
Cost	$39,632	$35,591	$116	$3,594,300	$187,776
Fair Value	$31,481	$63,618	$116	$6,446,443	$131,488
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	31,481	63,618	116	6,446,443	131,488

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$31,481	$63,618	$116	$6,446,443	$131,488

Deferred contracts in the accumulation period:
Units owned by participants #	1,275	1,700	62	60,344	5,770
Minimum unit fair value #*	$24.70	$37.42	$1.88	$106.83	$22.79
Maximum unit fair value #*	$24.70	$37.42	$1.88	$106.83	$22.79
Contract liability	$31,481	$63,618	$116	$6,446,443	$131,488

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	29,693	22,382	118,814	21,802	19,588
Cost	$267,704	$309,821	$1,993,342	$260,429	$303,195
Fair Value	$348,294	$297,228	$1,642,014	$243,523	$556,298
Due from Sponsor Company	—	—	65	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	348,294	297,228	1,642,079	243,523	556,298

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	65	—	—

Total liabilities	—	—	65	—	—

Net assets:
For contract liabilities	$348,294	$297,228	$1,642,014	$243,523	$556,298

Deferred contracts in the accumulation period:
Units owned by participants #	22,572	24,269	88,570	13,900	6,926
Minimum unit fair value #*	$15.43	$12.25	$18.54	$17.52	$80.32
Maximum unit fair value #*	$15.43	$12.25	$18.54	$17.52	$80.32
Contract liability	$348,294	$297,228	$1,642,014	$243,523	$556,298

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Growth Opportunities Fund (Class IB)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	28,005	576,110	5,536	39,946	17,318
Cost	$238,462	$13,422,083	$112,238	$255,145	$340,532
Fair Value	$407,469	$15,716,281	$128,331	$228,094	$441,789
Due from Sponsor Company	65	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	407,534	15,716,281	128,331	228,094	441,789

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	65	—	—	—	—

Total liabilities	65	—	—	—	—

Net assets:
For contract liabilities	$407,469	$15,716,281	$128,331	$228,094	$441,789

Deferred contracts in the accumulation period:
Units owned by participants #	14,993	1,073,453	4,642	12,886	9,071
Minimum unit fair value #*	$27.18	$14.64	$27.65	$17.70	$48.71
Maximum unit fair value #*	$27.18	$14.64	$27.65	$17.70	$48.71
Contract liability	$407,469	$15,716,281	$128,331	$228,094	$441,789

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	—	799	3,504	4,089	130
Cost	$—	$5,317	$39,414	$58,357	$1,188
Fair Value	$—	$4,975	$40,155	$67,391	$1,335
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	—	4,975	40,155	67,391	1,335

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$—	$4,975	$40,155	$67,391	$1,335

Deferred contracts in the accumulation period:
Units owned by participants #	—	159	1,764	2,419	112
Minimum unit fair value #*	$24.29	$31.32	$22.76	$27.86	$11.88
Maximum unit fair value #*	$24.29	$31.32	$22.76	$27.86	$11.88
Contract liability	$—	$4,975	$40,155	$67,391	$1,335

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IA)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account(1)
Assets:
Investments:
Number of shares	2,506	860,891	3,488
Cost	$60,853	$7,297,231	$251,587
Fair Value	$110,952	$12,835,886	$373,020
Due from Sponsor Company	—	718	—
Receivable for fund shares sold	—	—	—

Total assets	110,952	12,836,604	373,020

Liabilities:
Due to Sponsor Company	—	—	—
Payable for fund shares purchased	—	718	—

Total liabilities	—	718	—

Net assets:
For contract liabilities	$110,952	$12,835,886	$373,020

Deferred contracts in the accumulation period:
Units owned by participants #	1,734	473,724	25,574
Minimum unit fair value #*	$63.98	$27.10	$14.59
Maximum unit fair value #*	$63.98	$27.10	$14.59
Contract liability	$110,952	$12,835,886	$373,020

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$846	$1,140	$3,098	$2,347	$177,744

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(29)	549	(11,413)	(5,751)	86,810
Net realized gain distributions	1,205	8,897	—	14,459	47,953
Change in unrealized appreciation (depreciation)	1,746	17,391	10,162	10,465	949,799
Net gain (loss) on investments	2,922	26,837	(1,251)	19,173	1,084,562

Net increase (decrease) in net assets resulting from operations	$3,768	$27,977	$1,847	$21,520	$1,262,306

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$30,538	$56,278	$1,487	$1,888	$14,580

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,251	28,268	206	6,570	86,961
Net realized gain distributions	22,864	24,856	2,067	3,767	114,374
Change in unrealized appreciation (depreciation)	57,505	137,231	7,670	1,334	942,805
Net gain (loss) on investments	120,620	190,355	9,943	11,671	1,144,140

Net increase (decrease) in net assets resulting from operations	$151,158	$246,633	$11,430	$13,559	$1,158,720

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$10,511	$62,217	$158,679	$39,562	$1,152

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	55,209	451,255	154,297	36,956	39,310
Net realized gain distributions	392,459	461,652	308,395	—	16,994
Change in unrealized appreciation (depreciation)	1,442,717	7,754,943	866,552	783,415	304,099
Net gain (loss) on investments	1,890,385	8,667,850	1,329,244	820,371	360,403

Net increase (decrease) in net assets resulting from operations	$1,900,896	$8,730,067	$1,487,923	$859,933	$361,555

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$140,675	$1,357	$—	$2,113	$3,484

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(12,271)	(140)	—	337	2,957
Net realized gain distributions	353,656	1,551	—	1,051	18,784
Change in unrealized appreciation (depreciation)	46,908	12,704	—	10,097	21,785
Net gain (loss) on investments	388,293	14,115	—	11,485	43,526

Net increase (decrease) in net assets resulting from operations	$528,968	$15,472	$—	$13,598	$47,010

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,507	$4,058	$21	$2,341	$11,961

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,434	—	539	21,888	397
Net realized gain distributions	31,109	—	4,868	15,972	—
Change in unrealized appreciation (depreciation)	60,771	—	14,387	799,563	543,452
Net gain (loss) on investments	99,314	—	19,794	837,423	543,849

Net increase (decrease) in net assets resulting from operations	$105,821	$4,058	$19,815	$839,764	$555,810

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,727	$940	$38	$—	$75,717

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,054	(4)	37	39	(14,316)
Net realized gain distributions	1,818	295	195	1,986	1,073
Change in unrealized appreciation (depreciation)	48,387	906	69	10,402	(61,271)
Net gain (loss) on investments	56,259	1,197	301	12,427	(74,514)

Net increase (decrease) in net assets resulting from operations	$57,986	$2,137	$339	$12,427	$1,203

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$20,274	$46,463	$2,081	$24,021	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,214)	(12,780)	2,395	(30,326)	(457)
Net realized gain distributions	16,238	64,597	8,827	102,166	20,382
Change in unrealized appreciation (depreciation)	(72,349)	(207,837)	13,674	(14,498)	51,509
Net gain (loss) on investments	(64,325)	(156,020)	24,896	57,342	71,434

Net increase (decrease) in net assets resulting from operations	$(44,051)	$(109,557)	$26,977	$81,363	$71,434

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)

Investment Income:
Dividends	$31,802	$348	$134,634	$272,436	$17,389

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,886)	764	42,196	(33,126)	7,326
Net realized gain distributions	—	1,417	416,062	2,140,619	120,760
Change in unrealized appreciation (depreciation)	(4,185)	905	263,951	3,523,091	631,605
Net gain (loss) on investments	(8,071)	3,086	722,209	5,630,584	759,691

Net increase (decrease) in net assets resulting from operations	$23,731	$3,434	$856,843	$5,903,020	$777,080

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account

Investment Income:
Dividends	$247,665	$895	$—	$33,808	$93,367

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(83,554)	(19,152)	(275,644)	(40,192)	41,434
Net realized gain distributions	624,140	55,104	1,397,460	—	—
Change in unrealized appreciation (depreciation)	226,164	(12,909)	(83,877)	10,175	829,934
Net gain (loss) on investments	766,750	23,043	1,037,939	(30,017)	871,368

Net increase (decrease) in net assets resulting from operations	$1,014,415	$23,938	$1,037,939	$3,791	$964,735

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account

Investment Income:
Dividends	$2,678	$3,108	$—	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	51,184	(224,546)	56,273	(234)	273
Net realized gain distributions	456,737	47,481	756,574	311	70
Change in unrealized appreciation (depreciation)	754,305	52,417	1,785,077	—	51
Net gain (loss) on investments	1,262,226	(124,648)	2,597,924	77	394

Net increase (decrease) in net assets resulting from operations	$1,264,904	$(121,540)	$2,597,924	$77	$394

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)

Investment Income:
Dividends	$275,917	$515,424	$21,203	$85,960	$18,735

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	254,205	26,543	2,174	4,374	(224,859)
Net realized gain distributions	1,089,734	30,887	—	—	159,127
Change in unrealized appreciation (depreciation)	329,331	604,435	13,622	(38,737)	(91,277)
Net gain (loss) on investments	1,673,270	661,865	15,796	(34,363)	(157,009)

Net increase (decrease) in net assets resulting from operations	$1,949,187	$1,177,289	$36,999	$51,597	$(138,274)

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$28	$712	$22,929	$2,965	$428

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	732	(1,460)	(915)	(1,357)	(12)
Net realized gain distributions	2,930	1,087	14,782	3,686	7,377
Change in unrealized appreciation (depreciation)	10,625	6	(7,444)	(8,627)	(3,499)
Net gain (loss) on investments	14,287	(367)	6,423	(6,298)	3,866

Net increase (decrease) in net assets resulting from operations	$14,315	$345	$29,352	$(3,333)	$4,294

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)

Investment Income:
Dividends	$2,283	$2,123	$10,077	$712	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(53)	(252)	3,187	(667)	(68,350)
Net realized gain distributions	1,275	1,792	9,708	20,149	76,010
Change in unrealized appreciation (depreciation)	(8,927)	(1,513)	35,249	(11,004)	(22,679)
Net gain (loss) on investments	(7,705)	27	48,144	8,478	(15,019)

Net increase (decrease) in net assets resulting from operations	$(5,422)	$2,150	$58,221	$9,190	$(15,019)

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,249	$33,605	$341	$109	$199

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(566)	(11,818)	55	(57)	(12)
Net realized gain distributions	31,125	—	645	14	—
Change in unrealized appreciation (depreciation)	67,240	29,243	4,272	399	193
Net gain (loss) on investments	97,799	17,425	4,972	356	181

Net increase (decrease) in net assets resulting from operations	$99,048	$51,030	$5,313	$465	$380

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$888	$—	$37,715	$16,613

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,375	5,068	1,393	(4,159)	6,247
Net realized gain distributions	10,431	4,249	21,687	—	19,252
Change in unrealized appreciation (depreciation)	34,173	10,007	74,408	32,798	29,054
Net gain (loss) on investments	45,979	19,324	97,488	28,639	54,553

Net increase (decrease) in net assets resulting from operations	$45,979	$20,212	$97,488	$66,354	$71,166

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$22,567	$—	$2,220	$537	$1,330

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,754	559	1,006	(43)	(1,229)
Net realized gain distributions	63,247	6,409	18,408	4,551	5,304
Change in unrealized appreciation (depreciation)	(41,312)	6,270	98,792	985	68,382
Net gain (loss) on investments	34,689	13,238	118,206	5,493	72,457

Net increase (decrease) in net assets resulting from operations	$57,256	$13,238	$120,426	$6,030	$73,787

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$2,179	$119,145	$5,443	$8,782

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	515	(740)	(17,963)	(83)	17,908
Net realized gain distributions	6,840	—	415,030	4,911	18,632
Change in unrealized appreciation (depreciation)	72,731	(1,735)	(172,864)	20,720	175,416
Net gain (loss) on investments	80,086	(2,475)	224,203	25,548	211,956

Net increase (decrease) in net assets resulting from operations	$80,086	$(296)	$343,348	$30,991	$220,738

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$973	$68,039	$141,374	$12,946	$42

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	903	(30,523)	(15,499)	(5,715)	2,346
Net realized gain distributions	12,376	—	25,020	—	—
Change in unrealized appreciation (depreciation)	7,854	25,798	5,226	81,976	1,011
Net gain (loss) on investments	21,133	(4,725)	14,747	76,261	3,357

Net increase (decrease) in net assets resulting from operations	$22,106	$63,314	$156,121	$89,207	$3,399

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$718	$842	$—	$35,041	$1,140

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(79)	6,525	—	145,607	(4,184)
Net realized gain distributions	381	2,865	—	465,185	—
Change in unrealized appreciation (depreciation)	236	(1,733)	—	835,525	6,866
Net gain (loss) on investments	538	7,657	—	1,446,317	2,682

Net increase (decrease) in net assets resulting from operations	$1,256	$8,499	$—	$1,481,358	$3,822

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$12,335	$8,675	$142,105	$6,110	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,150	(4,909)	(20,503)	(1,806)	9,231
Net realized gain distributions	7,266	—	—	—	31,886
Change in unrealized appreciation (depreciation)	33,086	(9,241)	(216,615)	11,046	236,167
Net gain (loss) on investments	41,502	(14,150)	(237,118)	9,240	277,284

Net increase (decrease) in net assets resulting from operations	$53,837	$(5,475)	$(95,013)	$15,350	$277,284

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Growth Opportunities Fund (Class IB)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$139	$248,519	$1,862	$16,443	$8,006

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,079	(22,214)	13	(1,642)	13,361
Net realized gain distributions	19,601	910,550	5,210	—	32,236
Change in unrealized appreciation (depreciation)	85,984	1,111,273	576	(16,921)	(37,381)
Net gain (loss) on investments	112,664	1,999,609	5,799	(18,563)	8,216

Net increase (decrease) in net assets resulting from operations	$112,803	$2,248,128	$7,661	$(2,120)	$16,222

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2	$262	$1,835	$932	$27

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3)	(17)	—	(44)	—
Net realized gain distributions	2	—	341	—	16
Change in unrealized appreciation (depreciation)	(3)	(2)	(59)	6,293	19
Net gain (loss) on investments	(4)	(19)	282	6,249	35

Net increase (decrease) in net assets resulting from operations	$(2)	$243	$2,117	$7,181	$62

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IA)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account(1)

Investment Income:
Dividends	$381	$26,450	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	848	236,344	897
Net realized gain distributions	7,981	584,381	—
Change in unrealized appreciation (depreciation)	15,710	2,805,860	121,433
Net gain (loss) on investments	24,539	3,626,585	122,330

Net increase (decrease) in net assets resulting from operations	$24,920	$3,653,035	$122,330

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$846	$1,140	$3,098	$2,347	$177,744
Net realized gain (loss) on security transactions	(29)	549	(11,413)	(5,751)	86,810
Net realized gain distributions	1,205	8,897	—	14,459	47,953
Change in unrealized appreciation (depreciation)	1,746	17,391	10,162	10,465	949,799

Net increase (decrease) in net assets resulting from operations	3,768	27,977	1,847	21,520	1,262,306

Unit transactions:
Purchases	1,977	—	—	15,402	329,911
Net transfers	1	—	(4,151)	15,952	(143,850)
Surrenders for benefit payments and fees	—	—	(2,703)	(11,919)	(12,872)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	(154,436)
Net loan activity	—	—	(845)	(101)	210
Cost of insurance and other fees	(861)	(6,318)	(9,729)	(7,540)	(287,361)

Net increase (decrease) in net assets resulting from unit transactions	1,117	(6,318)	(17,428)	11,794	(268,398)

Net increase (decrease) in net assets	4,885	21,659	(15,581)	33,314	993,908

Net assets:
Beginning of period	39,308	100,217	243,050	331,459	10,745,375
End of period	$44,193	$121,876	$227,469	$364,773	$11,739,283

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$30,538	$56,278	$1,487	$1,888	$14,580
Net realized gain (loss) on security transactions	40,251	28,268	206	6,570	86,961
Net realized gain distributions	22,864	24,856	2,067	3,767	114,374
Change in unrealized appreciation (depreciation)	57,505	137,231	7,670	1,334	942,805

Net increase (decrease) in net assets resulting from operations	151,158	246,633	11,430	13,559	1,158,720

Unit transactions:
Purchases	41,154	307,455	5,581	7,134	92,992
Net transfers	4,841	74,492	(7,972)	(523)	(65,183)
Surrenders for benefit payments and fees	(269,713)	(131,341)	(1,283)	(19,766)	(12,656)
Other transactions	—	—	—	—	27
Death benefits	(41,068)	(108,916)	—	—	(55,833)
Net loan activity	24	(9,103)	30	(35)	13,156
Cost of insurance and other fees	(82,558)	(262,605)	(2,683)	(4,002)	(134,015)

Net increase (decrease) in net assets resulting from unit transactions	(347,320)	(130,018)	(6,327)	(17,192)	(161,512)

Net increase (decrease) in net assets	(196,162)	116,615	5,103	(3,633)	997,208

Net assets:
Beginning of period	2,099,544	2,679,742	123,753	171,658	3,967,208
End of period	$1,903,382	$2,796,357	$128,856	$168,025	$4,964,416

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$10,511	$62,217	$158,679	$39,562	$1,152
Net realized gain (loss) on security transactions	55,209	451,255	154,297	36,956	39,310
Net realized gain distributions	392,459	461,652	308,395	—	16,994
Change in unrealized appreciation (depreciation)	1,442,717	7,754,943	866,552	783,415	304,099

Net increase (decrease) in net assets resulting from operations	1,900,896	8,730,067	1,487,923	859,933	361,555

Unit transactions:
Purchases	162,397	237,796	320,697	203,441	89,229
Net transfers	(68,564)	(446,674)	(398,905)	21,914	(63,074)
Surrenders for benefit payments and fees	(17,690)	(179,603)	(266,745)	(83,104)	(31,419)
Other transactions	112	95	88	—	—
Death benefits	(28,386)	(230,399)	(37,722)	(210,669)	(49,565)
Net loan activity	(7,181)	(897)	482	(8,915)	(164)
Cost of insurance and other fees	(133,683)	(696,290)	(614,701)	(336,513)	(90,961)

Net increase (decrease) in net assets resulting from unit transactions	(92,995)	(1,315,972)	(996,806)	(413,846)	(145,954)

Net increase (decrease) in net assets	1,807,901	7,414,095	491,117	446,087	215,601

Net assets:
Beginning of period	6,492,006	17,739,339	12,474,737	6,590,516	1,659,591
End of period	$8,299,907	$25,153,434	$12,965,854	$7,036,603	$1,875,192

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$140,675	$1,357	$—	$2,113	$3,484
Net realized gain (loss) on security transactions	(12,271)	(140)	—	337	2,957
Net realized gain distributions	353,656	1,551	—	1,051	18,784
Change in unrealized appreciation (depreciation)	46,908	12,704	—	10,097	21,785

Net increase (decrease) in net assets resulting from operations	528,968	15,472	—	13,598	47,010

Unit transactions:
Purchases	115,851	—	—	134	16,470
Net transfers	(65,515)	(80,838)	—	212,903	(1,187)
Surrenders for benefit payments and fees	(6,266)	—	—	—	—
Other transactions	27	—	—	—	—
Death benefits	(78,527)	—	—	—	—
Net loan activity	16,122	—	—	99	183
Cost of insurance and other fees	(435,632)	(23,750)	—	(17,382)	(20,304)

Net increase (decrease) in net assets resulting from unit transactions	(453,940)	(104,588)	—	195,754	(4,838)

Net increase (decrease) in net assets	75,028	(89,116)	—	209,352	42,172

Net assets:
Beginning of period	8,531,223	179,474	—	5,800	326,122
End of period	$8,606,251	$90,358	$—	$215,152	$368,294

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,507	$4,058	$21	$2,341	$11,961
Net realized gain (loss) on security transactions	7,434	—	539	21,888	397
Net realized gain distributions	31,109	—	4,868	15,972	—
Change in unrealized appreciation (depreciation)	60,771	—	14,387	799,563	543,452

Net increase (decrease) in net assets resulting from operations	105,821	4,058	19,815	839,764	555,810

Unit transactions:
Purchases	19,605	762,400	—	44,119	36,717
Net transfers	2	2,509,048	—	(33,711)	26,282
Surrenders for benefit payments and fees	(1,881)	(665,804)	—	(9,411)	(44,873)
Other transactions	—	(76)	—	—	—
Death benefits	—	(6,843)	—	—	(104,910)
Net loan activity	(10,013)	1,712	—	338	823
Cost of insurance and other fees	(14,363)	(484,807)	(1,232)	(71,396)	(82,696)

Net increase (decrease) in net assets resulting from unit transactions	(6,650)	2,115,630	(1,232)	(70,061)	(168,657)

Net increase (decrease) in net assets	99,171	2,119,688	18,583	769,703	387,153

Net assets:
Beginning of period	640,708	1,269,105	46,315	2,822,144	3,254,506
End of period	$739,879	$3,388,793	$64,898	$3,591,847	$3,641,659

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,727	$940	$38	$—	$75,717
Net realized gain (loss) on security transactions	6,054	(4)	37	39	(14,316)
Net realized gain distributions	1,818	295	195	1,986	1,073
Change in unrealized appreciation (depreciation)	48,387	906	69	10,402	(61,271)

Net increase (decrease) in net assets resulting from operations	57,986	2,137	339	12,427	1,203

Unit transactions:
Purchases	—	—	325	975	62,984
Net transfers	—	—	—	1	7,264
Surrenders for benefit payments and fees	—	—	—	—	(46,866)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	(8,094)
Net loan activity	—	—	—	—	1,323
Cost of insurance and other fees	(41,056)	(458)	(259)	(729)	(69,944)

Net increase (decrease) in net assets resulting from unit transactions	(41,056)	(458)	66	247	(53,333)

Net increase (decrease) in net assets	16,930	1,679	405	12,674	(52,130)

Net assets:
Beginning of period	424,268	30,292	4,120	27,573	1,452,101
End of period	$441,198	$31,971	$4,525	$40,247	$1,399,971

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,274	$46,463	$2,081	$24,021	$—
Net realized gain (loss) on security transactions	(8,214)	(12,780)	2,395	(30,326)	(457)
Net realized gain distributions	16,238	64,597	8,827	102,166	20,382
Change in unrealized appreciation (depreciation)	(72,349)	(207,837)	13,674	(14,498)	51,509

Net increase (decrease) in net assets resulting from operations	(44,051)	(109,557)	26,977	81,363	71,434

Unit transactions:
Purchases	16,137	—	6,796	33,967	7,088
Net transfers	11,905	(5,955)	(3,765)	6,818	(5,733)
Surrenders for benefit payments and fees	(14,767)	(20,653)	(17,500)	(15,409)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(58,368)	—
Net loan activity	(1,724)	(263)	(15)	(3,477)	—
Cost of insurance and other fees	(33,413)	(53,515)	(3,725)	(43,614)	(2,920)

Net increase (decrease) in net assets resulting from unit transactions	(21,862)	(80,386)	(18,209)	(80,083)	(1,565)

Net increase (decrease) in net assets	(65,913)	(189,943)	8,768	1,280	69,869

Net assets:
Beginning of period	1,016,873	2,000,048	183,703	1,910,588	132,434
End of period	$950,960	$1,810,105	$192,471	$1,911,868	$202,303

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$31,802	$348	$134,634	$272,436	$17,389
Net realized gain (loss) on security transactions	(3,886)	764	42,196	(33,126)	7,326
Net realized gain distributions	—	1,417	416,062	2,140,619	120,760
Change in unrealized appreciation (depreciation)	(4,185)	905	263,951	3,523,091	631,605

Net increase (decrease) in net assets resulting from operations	23,731	3,434	856,843	5,903,020	777,080

Unit transactions:
Purchases	32,695	—	144,929	438,176	79,452
Net transfers	880	2	(159,581)	(602,108)	3,708,659
Surrenders for benefit payments and fees	(4,918)	—	(77,643)	(210,261)	(40,364)
Other transactions	—	—	26	21	(1)
Death benefits	(26,292)	(2,630)	(1,694)	(266,843)	(260)
Net loan activity	874	—	(6,914)	(39,522)	(6,173)
Cost of insurance and other fees	(32,174)	(1,617)	(497,617)	(1,454,412)	(102,357)

Net increase (decrease) in net assets resulting from unit transactions	(28,935)	(4,245)	(598,494)	(2,134,949)	3,638,956

Net increase (decrease) in net assets	(5,204)	(811)	258,349	3,768,071	4,416,036

Net assets:
Beginning of period	665,967	25,834	8,330,342	28,934,044	1,508,612
End of period	$660,763	$25,023	$8,588,691	$32,702,115	$5,924,648

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account
Operations:
Net investment income (loss)	$247,665	$895	$—	$33,808	$93,367
Net realized gain (loss) on security transactions	(83,554)	(19,152)	(275,644)	(40,192)	41,434
Net realized gain distributions	624,140	55,104	1,397,460	—	—
Change in unrealized appreciation (depreciation)	226,164	(12,909)	(83,877)	10,175	829,934

Net increase (decrease) in net assets resulting from operations	1,014,415	23,938	1,037,939	3,791	964,735

Unit transactions:
Purchases	304,973	4,857	44,014	17,509	57,708
Net transfers	792,364	(151,134)	(3,678,640)	(384,755)	(5,864)
Surrenders for benefit payments and fees	(143,685)	(1,105)	(34,926)	(5,022)	(32,801)
Other transactions	25	7	1,032	472	26
Death benefits	(311,883)	—	—	—	(161,107)
Net loan activity	(1,314)	(110)	1,364	1,079	(1,568)
Cost of insurance and other fees	(589,608)	(4,359)	(71,133)	(20,410)	(207,852)

Net increase (decrease) in net assets resulting from unit transactions	50,872	(151,844)	(3,738,289)	(391,127)	(351,458)

Net increase (decrease) in net assets	1,065,287	(127,906)	(2,700,350)	(387,336)	613,277

Net assets:
Beginning of period	13,243,113	127,906	2,700,350	387,336	5,088,837
End of period	$14,308,400	$—	$—	$—	$5,702,114

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account(1)	Sub-Account(1)	Sub-Account	Sub-Account(1)	Sub-Account
Operations:
Net investment income (loss)	$2,678	$3,108	$—	$—	$—
Net realized gain (loss) on security transactions	51,184	(224,546)	56,273	(234)	273
Net realized gain distributions	456,737	47,481	756,574	311	70
Change in unrealized appreciation (depreciation)	754,305	52,417	1,785,077	—	51

Net increase (decrease) in net assets resulting from operations	1,264,904	(121,540)	2,597,924	77	394

Unit transactions:
Purchases	89,555	5,251	49,782	28	85
Net transfers	386,699	(570,238)	(5,825)	(1,082)	(187)
Surrenders for benefit payments and fees	(32,542)	—	(8,586)	—	(3,215)
Other transactions	51	—	(27)	—	—
Death benefits	—	—	—	—	—
Net loan activity	(1,299)	—	73	—	—
Cost of insurance and other fees	(259,152)	(21,847)	(255,521)	(30)	(85)

Net increase (decrease) in net assets resulting from unit transactions	183,312	(586,834)	(220,104)	(1,084)	(3,402)

Net increase (decrease) in net assets	1,448,216	(708,374)	2,377,820	(1,007)	(3,008)

Net assets:
Beginning of period	4,813,035	708,374	4,717,743	1,007	5,262
End of period	$6,261,251	$—	$7,095,563	$—	$2,254

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)	Sub-Account(1)
Operations:
Net investment income (loss)	$275,917	$515,424	$21,203	$85,960	$18,735
Net realized gain (loss) on security transactions	254,205	26,543	2,174	4,374	(224,859)
Net realized gain distributions	1,089,734	30,887	—	—	159,127
Change in unrealized appreciation (depreciation)	329,331	604,435	13,622	(38,737)	(91,277)

Net increase (decrease) in net assets resulting from operations	1,949,187	1,177,289	36,999	51,597	(138,274)

Unit transactions:
Purchases	424,492	452,986	53,871	405,419	32,310
Net transfers	(63,165)	194,873	(699,621)	601,587	(1,073,585)
Surrenders for benefit payments and fees	(27,616)	(97,719)	(12)	(120,237)	—
Other transactions	(107)	1,205	4,782	(81)	(1)
Death benefits	(117,991)	(49,200)	—	(13,456)	—
Net loan activity	19,462	18,395	(599)	339	(4,804)
Cost of insurance and other fees	(697,649)	(666,384)	(46,268)	(435,979)	(28,961)

Net increase (decrease) in net assets resulting from unit transactions	(462,574)	(145,844)	(687,847)	437,592	(1,075,041)

Net increase (decrease) in net assets	1,486,613	1,031,445	(650,848)	489,189	(1,213,315)

Net assets:
Beginning of period	16,701,588	13,533,064	650,848	3,619,096	1,213,315
End of period	$18,188,201	$14,564,509	$—	$4,108,285	$—

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$28	$712	$22,929	$2,965	$428
Net realized gain (loss) on security transactions	732	(1,460)	(915)	(1,357)	(12)
Net realized gain distributions	2,930	1,087	14,782	3,686	7,377
Change in unrealized appreciation (depreciation)	10,625	6	(7,444)	(8,627)	(3,499)

Net increase (decrease) in net assets resulting from operations	14,315	345	29,352	(3,333)	4,294

Unit transactions:
Purchases	—	1,678	3,087	4,276	—
Net transfers	—	4	1,031	(2)	—
Surrenders for benefit payments and fees	—	(2,660)	(1,450)	—	—
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Cost of insurance and other fees	(2,159)	(3,463)	(10,249)	(6,929)	(826)

Net increase (decrease) in net assets resulting from unit transactions	(2,159)	(4,441)	(7,581)	(2,655)	(826)

Net increase (decrease) in net assets	12,156	(4,096)	21,771	(5,988)	3,468

Net assets:
Beginning of period	35,298	132,003	295,602	161,294	32,002
End of period	$47,454	$127,907	$317,373	$155,306	$35,470

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$2,283	$2,123	$10,077	$712	$—
Net realized gain (loss) on security transactions	(53)	(252)	3,187	(667)	(68,350)
Net realized gain distributions	1,275	1,792	9,708	20,149	76,010
Change in unrealized appreciation (depreciation)	(8,927)	(1,513)	35,249	(11,004)	(22,679)

Net increase (decrease) in net assets resulting from operations	(5,422)	2,150	58,221	9,190	(15,019)

Unit transactions:
Purchases	2,943	1,095	22,578	—	37
Net transfers	83	—	(3,826)	(1,338)	(254,099)
Surrenders for benefit payments and fees	—	—	(21,402)	—	—
Other transactions	—	—	—	—	(1)
Death benefits	—	—	(81)	—	—
Net loan activity	—	—	969	—	(1,280)
Cost of insurance and other fees	(1,553)	(1,637)	(15,272)	(3,290)	(2,088)

Net increase (decrease) in net assets resulting from unit transactions	1,473	(542)	(17,034)	(4,628)	(257,431)

Net increase (decrease) in net assets	(3,949)	1,608	41,187	4,562	(272,450)

Net assets:
Beginning of period	50,944	120,862	446,545	107,500	272,450
End of period	$46,995	$122,470	$487,732	$112,062	$—

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,249	$33,605	$341	$109	$199
Net realized gain (loss) on security transactions	(566)	(11,818)	55	(57)	(12)
Net realized gain distributions	31,125	—	645	14	—
Change in unrealized appreciation (depreciation)	67,240	29,243	4,272	399	193

Net increase (decrease) in net assets resulting from operations	99,048	51,030	5,313	465	380

Unit transactions:
Purchases	17,614	51,830	2,621	1,170	840
Net transfers	6,343	(41,042)	—	—	1
Surrenders for benefit payments and fees	(4,612)	(18,964)	(1,785)	—	—
Other transactions	—	—	—	—	—
Death benefits	(84)	(8,356)	—	—	—
Net loan activity	430	—	—	—	—
Cost of insurance and other fees	(14,330)	(30,664)	(1,128)	(353)	(446)

Net increase (decrease) in net assets resulting from unit transactions	5,361	(47,196)	(292)	817	395

Net increase (decrease) in net assets	104,409	3,834	5,021	1,282	775

Net assets:
Beginning of period	343,585	922,873	33,543	8,314	12,051
End of period	$447,994	$926,707	$38,564	$9,596	$12,826

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$888	$—	$37,715	$16,613
Net realized gain (loss) on security transactions	1,375	5,068	1,393	(4,159)	6,247
Net realized gain distributions	10,431	4,249	21,687	—	19,252
Change in unrealized appreciation (depreciation)	34,173	10,007	74,408	32,798	29,054

Net increase (decrease) in net assets resulting from operations	45,979	20,212	97,488	66,354	71,166

Unit transactions:
Purchases	2,082	833	3,659	76,333	11,238
Net transfers	8,887	(8,389)	22,801	(5,416)	(17,772)
Surrenders for benefit payments and fees	—	—	—	(16,329)	—
Other transactions	—	—	—	—	—
Death benefits	—	(36,341)	—	(575,394)	—
Net loan activity	—	—	—	2,683	—
Cost of insurance and other fees	(4,932)	(2,723)	(7,271)	(53,834)	(19,894)

Net increase (decrease) in net assets resulting from unit transactions	6,037	(46,620)	19,189	(571,957)	(26,428)

Net increase (decrease) in net assets	52,016	(26,408)	116,677	(505,603)	44,738

Net assets:
Beginning of period	135,464	185,834	185,166	1,628,568	753,097
End of period	$187,480	$159,426	$301,843	$1,122,965	$797,835

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$22,567	$—	$2,220	$537	$1,330
Net realized gain (loss) on security transactions	12,754	559	1,006	(43)	(1,229)
Net realized gain distributions	63,247	6,409	18,408	4,551	5,304
Change in unrealized appreciation (depreciation)	(41,312)	6,270	98,792	985	68,382

Net increase (decrease) in net assets resulting from operations	57,256	13,238	120,426	6,030	73,787

Unit transactions:
Purchases	73,664	—	4,471	450	18,392
Net transfers	2,535	—	(50,207)	(56)	(1,777)
Surrenders for benefit payments and fees	(33,905)	—	(58)	(1,777)	(8,160)
Other transactions	—	—	—	—	—
Death benefits	(35,154)	—	—	—	—
Net loan activity	1,605	—	—	—	—
Cost of insurance and other fees	(37,630)	(2,220)	(19,996)	(1,679)	(14,167)

Net increase (decrease) in net assets resulting from unit transactions	(28,885)	(2,220)	(65,790)	(3,062)	(5,712)

Net increase (decrease) in net assets	28,371	11,018	54,636	2,968	68,075

Net assets:
Beginning of period	1,580,630	38,166	549,703	47,993	376,341
End of period	$1,609,001	$49,184	$604,339	$50,961	$444,416

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$2,179	$119,145	$5,443	$8,782
Net realized gain (loss) on security transactions	515	(740)	(17,963)	(83)	17,908
Net realized gain distributions	6,840	—	415,030	4,911	18,632
Change in unrealized appreciation (depreciation)	72,731	(1,735)	(172,864)	20,720	175,416

Net increase (decrease) in net assets resulting from operations	80,086	(296)	343,348	30,991	220,738

Unit transactions:
Purchases	—	—	—	—	77,540
Net transfers	—	—	(577)	(3)	(64,459)
Surrenders for benefit payments and fees	—	—	(4,879)	—	(12,606)
Other transactions	—	—	—	—	—
Death benefits	—	—	(54,884)	—	(9,837)
Net loan activity	—	—	(416)	—	—
Cost of insurance and other fees	(6,264)	(1,245)	(297,842)	(14,823)	(145,430)

Net increase (decrease) in net assets resulting from unit transactions	(6,264)	(1,245)	(358,598)	(14,826)	(154,792)

Net increase (decrease) in net assets	73,822	(1,541)	(15,250)	16,165	65,946

Net assets:
Beginning of period	169,972	29,830	6,805,195	261,498	2,354,912
End of period	$243,794	$28,289	$6,789,945	$277,663	$2,420,858

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$973	$68,039	$141,374	$12,946	$42
Net realized gain (loss) on security transactions	903	(30,523)	(15,499)	(5,715)	2,346
Net realized gain distributions	12,376	—	25,020	—	—
Change in unrealized appreciation (depreciation)	7,854	25,798	5,226	81,976	1,011

Net increase (decrease) in net assets resulting from operations	22,106	63,314	156,121	89,207	3,399

Unit transactions:
Purchases	—	17,328	38,271	33,783	—
Net transfers	—	8,601	11,846	(16,118)	—
Surrenders for benefit payments and fees	—	(4,824)	—	—	(6,244)
Other transactions	—	—	—	—	—
Death benefits	—	—	(556,656)	(4,952)	—
Net loan activity	—	(47)	(1)	(72)	—
Cost of insurance and other fees	(4,530)	(63,722)	(146,576)	(68,417)	(342)

Net increase (decrease) in net assets resulting from unit transactions	(4,530)	(42,664)	(653,116)	(55,776)	(6,586)

Net increase (decrease) in net assets	17,576	20,650	(496,995)	33,431	(3,187)

Net assets:
Beginning of period	138,199	1,215,817	2,830,578	762,609	15,057
End of period	$155,775	$1,236,467	$2,333,583	$796,040	$11,870

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$718	$842	$—	$35,041	$1,140
Net realized gain (loss) on security transactions	(79)	6,525	—	145,607	(4,184)
Net realized gain distributions	381	2,865	—	465,185	—
Change in unrealized appreciation (depreciation)	236	(1,733)	—	835,525	6,866

Net increase (decrease) in net assets resulting from operations	1,256	8,499	—	1,481,358	3,822

Unit transactions:
Purchases	—	—	—	89,153	449
Net transfers	—	(11)	—	(91,855)	(6)
Surrenders for benefit payments and fees	—	—	—	(5,448)	—
Other transactions	—	—	—	—	—
Death benefits	—	(13,521)	—	(13,125)	—
Net loan activity	—	—	—	(1,779)	—
Cost of insurance and other fees	(167)	(7,214)	(20)	(365,712)	(4,929)

Net increase (decrease) in net assets resulting from unit transactions	(167)	(20,746)	(20)	(388,766)	(4,486)

Net increase (decrease) in net assets	1,089	(12,247)	(20)	1,092,592	(664)

Net assets:
Beginning of period	30,392	75,865	136	5,353,851	132,152
End of period	$31,481	$63,618	$116	$6,446,443	$131,488

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,335	$8,675	$142,105	$6,110	$—
Net realized gain (loss) on security transactions	1,150	(4,909)	(20,503)	(1,806)	9,231
Net realized gain distributions	7,266	—	—	—	31,886
Change in unrealized appreciation (depreciation)	33,086	(9,241)	(216,615)	11,046	236,167

Net increase (decrease) in net assets resulting from operations	53,837	(5,475)	(95,013)	15,350	277,284

Unit transactions:
Purchases	11,833	16,052	69,355	24,216	5,023
Net transfers	2,566	3,022	3,180	536	110,489
Surrenders for benefit payments and fees	(7,197)	(31,319)	(55,902)	—	(17,104)
Other transactions	—	—	—	—	—
Death benefits	—	(71)	(9,680)	—	—
Net loan activity	(11)	1,008	2,919	111	(104)
Cost of insurance and other fees	(6,239)	(8,920)	(83,482)	(11,520)	(13,453)

Net increase (decrease) in net assets resulting from unit transactions	952	(20,228)	(73,610)	13,343	84,851

Net increase (decrease) in net assets	54,789	(25,703)	(168,623)	28,693	362,135

Net assets:
Beginning of period	293,505	322,931	1,810,637	214,830	194,163
End of period	$348,294	$297,228	$1,642,014	$243,523	$556,298

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Growth Opportunities Fund (Class IB)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$139	$248,519	$1,862	$16,443	$8,006
Net realized gain (loss) on security transactions	7,079	(22,214)	13	(1,642)	13,361
Net realized gain distributions	19,601	910,550	5,210	—	32,236
Change in unrealized appreciation (depreciation)	85,984	1,111,273	576	(16,921)	(37,381)

Net increase (decrease) in net assets resulting from operations	112,803	2,248,128	7,661	(2,120)	16,222

Unit transactions:
Purchases	13,308	258,826	4,373	11,135	4,093
Net transfers	(26,159)	(622,849)	(3)	—	(74,121)
Surrenders for benefit payments and fees	(2,427)	(7,026)	—	(14,086)	—
Other transactions	—	(17)	—	—	—
Death benefits	—	(626,379)	—	—	—
Net loan activity	—	181	—	—	—
Cost of insurance and other fees	(5,783)	(802,843)	(838)	(10,434)	(30,771)

Net increase (decrease) in net assets resulting from unit transactions	(21,061)	(1,800,107)	3,532	(13,385)	(100,799)

Net increase (decrease) in net assets	91,742	448,021	11,193	(15,505)	(84,577)

Net assets:
Beginning of period	315,727	15,268,260	117,138	243,599	526,366
End of period	$407,469	$15,716,281	$128,331	$228,094	$441,789

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2	$262	$1,835	$932	$27
Net realized gain (loss) on security transactions	(3)	(17)	—	(44)	—
Net realized gain distributions	2	—	341	—	16
Change in unrealized appreciation (depreciation)	(3)	(2)	(59)	6,293	19

Net increase (decrease) in net assets resulting from operations	(2)	243	2,117	7,181	62

Unit transactions:
Purchases	244	—	2,798	194	311
Net transfers	—	—	—	—	—
Surrenders for benefit payments and fees	—	—	—	—	—
Other transactions	1	—	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Cost of insurance and other fees	(360)	(114)	(339)	(1,565)	(248)

Net increase (decrease) in net assets resulting from unit transactions	(115)	(114)	2,459	(1,371)	63

Net increase (decrease) in net assets	(117)	129	4,576	5,810	125

Net assets:
Beginning of period	117	4,846	35,579	61,581	1,210
End of period	$—	$4,975	$40,155	$67,391	$1,335

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IA)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$381	$26,450	$—
Net realized gain (loss) on security transactions	848	236,344	897
Net realized gain distributions	7,981	584,381	—
Change in unrealized appreciation (depreciation)	15,710	2,805,860	121,433

Net increase (decrease) in net assets resulting from operations	24,920	3,653,035	122,330

Unit transactions:
Purchases	—	134,043	—
Net transfers	—	(79,897)	255,353
Surrenders for benefit payments and fees	—	(24,676)	—
Other transactions	—	(26)	—
Death benefits	—	(12,041)	—
Net loan activity	—	—	(56)
Cost of insurance and other fees	(2,363)	(583,381)	(4,607)

Net increase (decrease) in net assets resulting from unit transactions	(2,363)	(565,978)	250,690

Net increase (decrease) in net assets	22,557	3,087,057	373,020

Net assets:
Beginning of period	88,395	9,748,829	—
End of period	$110,952	$12,835,886	$373,020

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$851	$257	$1,883	$1,006	$195,322
Net realized gain (loss) on security transactions	1	49	(22,913)	(1,641)	112,117
Net realized gain distributions	4,416	2,288	—	34,750	518,720
Change in unrealized appreciation (depreciation)	629	19,468	60,429	20,043	1,012,522

Net increase (decrease) in net assets resulting from operations	5,897	22,062	39,399	54,158	1,838,681

Unit transactions:
Purchases	2,372	—	—	16,788	342,058
Net transfers	11	—	(24,734)	—	796,254
Surrenders for benefit payments and fees	—	—	(9,936)	(173)	(4,244)
Other transactions	—	—	—	—	—
Death benefits	—	—	(1,083)	—	(42,639)
Net loan activity	—	—	(1,271)	(33)	25
Cost of insurance and other fees	(803)	(5,258)	(10,917)	(9,014)	(304,567)

Net increase (decrease) in net assets resulting from unit transactions	1,580	(5,258)	(47,941)	7,568	786,887

Net increase (decrease) in net assets	7,477	16,804	(8,542)	61,726	2,625,568

Net assets:
Beginning of period	31,831	83,413	251,592	269,733	8,119,807
End of period	$39,308	$100,217	$243,050	$331,459	$10,745,375

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS Blue Chip Income and Growth Fund (Class 2)	American Funds IS Bond Fund (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Global Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$40,051	$67,886	$1,916	$3,010	$40,606
Net realized gain (loss) on security transactions	39,468	(2,234)	48	807	68,109
Net realized gain distributions	152,783	—	—	7,574	199,566
Change in unrealized appreciation (depreciation)	159,631	159,409	6,971	29,081	751,574

Net increase (decrease) in net assets resulting from operations	391,933	225,061	8,935	40,472	1,059,855

Unit transactions:
Purchases	53,817	195,431	5,442	7,157	70,759
Net transfers	(989)	(15,928)	231	(250)	(16,130)
Surrenders for benefit payments and fees	(127,600)	(71,294)	(563)	—	(71,741)
Other transactions	—	—	—	—	27
Death benefits	(11,263)	(3,472)	—	—	(39,873)
Net loan activity	67	(2,191)	63	(57)	15,143
Cost of insurance and other fees	(101,796)	(256,615)	(3,452)	(4,337)	(117,681)

Net increase (decrease) in net assets resulting from unit transactions	(187,764)	(154,069)	1,721	2,513	(159,496)

Net increase (decrease) in net assets	204,169	70,992	10,656	42,985	900,359

Net assets:
Beginning of period	1,895,375	2,608,750	113,097	128,673	3,066,849
End of period	$2,099,544	$2,679,742	$123,753	$171,658	$3,967,208

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,399	$122,823	$193,917	$89,735	$14,840
Net realized gain (loss) on security transactions	38,265	365,539	215,850	27,299	28,165
Net realized gain distributions	365,690	1,750,765	1,128,312	155,387	61,731
Change in unrealized appreciation (depreciation)	1,141,182	2,168,969	1,069,663	981,489	290,240

Net increase (decrease) in net assets resulting from operations	1,554,536	4,408,096	2,607,742	1,253,910	394,976

Unit transactions:
Purchases	165,689	294,614	272,522	300,089	53,167
Net transfers	(51,018)	(955,259)	662,525	(151,962)	(43,143)
Surrenders for benefit payments and fees	(57,788)	(338,009)	(386,181)	(99,599)	(53,397)
Other transactions	192	(396)	129	—	—
Death benefits	—	(63,153)	(157,596)	(1,854)	—
Net loan activity	(764)	(73,432)	(35,499)	(3,025)	(221)
Cost of insurance and other fees	(118,720)	(598,197)	(657,298)	(355,890)	(97,104)

Net increase (decrease) in net assets resulting from unit transactions	(62,409)	(1,733,832)	(301,398)	(312,241)	(140,698)

Net increase (decrease) in net assets	1,492,127	2,674,264	2,306,344	941,669	254,278

Net assets:
Beginning of period	4,999,879	15,065,075	10,168,393	5,648,847	1,405,313
End of period	$6,492,006	$17,739,339	$12,474,737	$6,590,516	$1,659,591

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$161,367	$3,067	$49	$106	$5,620
Net realized gain (loss) on security transactions	5,475	(3,927)	(2,918)	16	2,878
Net realized gain distributions	530,925	8,474	7,795	227	14,747
Change in unrealized appreciation (depreciation)	1,265,138	24,474	4,106	452	27,682

Net increase (decrease) in net assets resulting from operations	1,962,905	32,088	9,032	801	50,927

Unit transactions:
Purchases	156,313	—	234	64	15,787
Net transfers	(62,621)	(16,096)	(50,282)	(1)	27,399
Surrenders for benefit payments and fees	(364,470)	—	—	—	(575)
Other transactions	13	—	—	—	—
Death benefits	(179,759)	(2,982)	—	—	—
Net loan activity	9,712	—	—	45	1,179
Cost of insurance and other fees	(452,225)	(27,998)	(366)	(215)	(18,577)

Net increase (decrease) in net assets resulting from unit transactions	(893,037)	(47,076)	(50,414)	(107)	25,213

Net increase (decrease) in net assets	1,069,868	(14,988)	(41,382)	694	76,140

Net assets:
Beginning of period	7,461,355	194,462	41,382	5,106	249,982
End of period	$8,531,223	$179,474	$—	$5,800	$326,122

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$10,556	$23,993	$22	$5,702	$21,004
Net realized gain (loss) on security transactions	2,962	—	433	22,005	(8,861)
Net realized gain distributions	20,143	—	2,539	304,666	340,109
Change in unrealized appreciation (depreciation)	90,044	—	8,914	364,184	274,553

Net increase (decrease) in net assets resulting from operations	123,705	23,993	11,908	696,557	626,805

Unit transactions:
Purchases	19,656	674,984	77	48,232	41,088
Net transfers	7	153,918	—	(21,811)	(46,036)
Surrenders for benefit payments and fees	—	(285,325)	—	(62,381)	(23,301)
Other transactions	—	—	—	—	—
Death benefits	—	(27,455)	—	(58,152)	(365)
Net loan activity	—	366	—	(28)	(1,212)
Cost of insurance and other fees	(13,815)	(241,595)	(1,129)	(71,431)	(84,303)

Net increase (decrease) in net assets resulting from unit transactions	5,848	274,893	(1,052)	(165,571)	(114,129)

Net increase (decrease) in net assets	129,553	298,886	10,856	530,986	512,676

Net assets:
Beginning of period	511,155	970,219	35,459	2,291,158	2,741,830
End of period	$640,708	$1,269,105	$46,315	$2,822,144	$3,254,506

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin Flex Cap Growth VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,850	$923	$150	$—	$89,960
Net realized gain (loss) on security transactions	4,448	(5)	7,982	(169)	(11,709)
Net realized gain distributions	14,522	218	2,692	1,295	27,189
Change in unrealized appreciation (depreciation)	71,500	1,807	(5,241)	5,721	124,418

Net increase (decrease) in net assets resulting from operations	97,320	2,943	5,583	6,847	229,858

Unit transactions:
Purchases	—	—	402	975	102,017
Net transfers	—	—	—	(222)	(170,565)
Surrenders for benefit payments and fees	—	—	(27,168)	(1,165)	(95,057)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	(1,920)
Net loan activity	—	—	—	—	(265)
Cost of insurance and other fees	(39,927)	(432)	(320)	(921)	(104,819)

Net increase (decrease) in net assets resulting from unit transactions	(39,927)	(432)	(27,086)	(1,333)	(270,609)

Net increase (decrease) in net assets	57,393	2,511	(21,503)	5,514	(40,751)

Net assets:
Beginning of period	366,875	27,781	25,623	22,059	1,492,852
End of period	$424,268	$30,292	$4,120	$27,573	$1,452,101

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$15,526	$34,480	$2,072	$20,007	$—
Net realized gain (loss) on security transactions	(43,992)	7,966	405	(45,705)	(638)
Net realized gain distributions	97,532	184,368	25,692	318,722	16,666
Change in unrealized appreciation (depreciation)	179,853	172,034	13,113	127,780	15,337

Net increase (decrease) in net assets resulting from operations	248,919	398,848	41,282	420,804	31,365

Unit transactions:
Purchases	55,648	(21)	7,470	55,016	7,202
Net transfers	(327,030)	(148,952)	(1,182)	(86,302)	(3,014)
Surrenders for benefit payments and fees	(96,141)	(92,930)	—	(77,147)	(381)
Other transactions	—	—	—	—	—
Death benefits	(966)	(3,477)	—	(5)	—
Net loan activity	(2,416)	(2,577)	(85)	(404)	—
Cost of insurance and other fees	(39,978)	(76,063)	(3,978)	(51,457)	(2,508)

Net increase (decrease) in net assets resulting from unit transactions	(410,883)	(324,020)	2,225	(160,299)	1,299

Net increase (decrease) in net assets	(161,964)	74,828	43,507	260,505	32,664

Net assets:
Beginning of period	1,178,837	1,925,220	140,196	1,650,083	99,770
End of period	$1,016,873	$2,000,048	$183,703	$1,910,588	$132,434

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$37,402	$388	$151,332	$326,094	$12,552
Net realized gain (loss) on security transactions	(9,694)	298	172,264	(93,300)	35,728
Net realized gain distributions	—	1,119	672,754	3,124,550	159,497
Change in unrealized appreciation (depreciation)	30,168	3,464	608,806	4,287,435	242,318

Net increase (decrease) in net assets resulting from operations	57,876	5,269	1,605,156	7,644,779	450,095

Unit transactions:
Purchases	35,092	—	196,639	512,305	86,147
Net transfers	(91,022)	—	1,132,829	(921,951)	(252,033)
Surrenders for benefit payments and fees	(40,934)	—	(749,160)	(1,069,866)	(51,965)
Other transactions	—	—	(26)	(86)	—
Death benefits	(1,165)	—	(194,832)	(1,514,708)	(233,168)
Net loan activity	(2,075)	—	9,728	(48,281)	(55,658)
Cost of insurance and other fees	(34,624)	(1,664)	(522,447)	(1,456,527)	(68,274)

Net increase (decrease) in net assets resulting from unit transactions	(134,728)	(1,664)	(127,269)	(4,499,114)	(574,951)

Net increase (decrease) in net assets	(76,852)	3,605	1,477,887	3,145,665	(124,856)

Net assets:
Beginning of period	742,819	22,229	6,852,455	25,788,379	1,633,468
End of period	$665,967	$25,834	$8,330,342	$28,934,044	$1,508,612

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$236,771	$458	$—	$24,278	$94,943
Net realized gain (loss) on security transactions	55,952	393	58,980	(7,118)	99,314
Net realized gain distributions	1,449,872	16,142	507,061	—	194,080
Change in unrealized appreciation (depreciation)	1,395,082	13,807	112,664	41,671	777,968

Net increase (decrease) in net assets resulting from operations	3,137,677	30,800	678,705	58,831	1,166,305

Unit transactions:
Purchases	257,347	4,500	63,305	24,706	80,679
Net transfers	(49,423)	(102)	(89,924)	(118,671)	(32,479)
Surrenders for benefit payments and fees	(468,865)	—	(166,087)	(852)	(247,853)
Other transactions	(31)	—	—	—	(111)
Death benefits	(566,593)	—	(827)	—	(335,334)
Net loan activity	(51,915)	5,679	(2,971)	(2,782)	(4,911)
Cost of insurance and other fees	(657,294)	(5,138)	(91,442)	(26,719)	(227,998)

Net increase (decrease) in net assets resulting from unit transactions	(1,536,774)	4,939	(287,946)	(124,318)	(768,007)

Net increase (decrease) in net assets	1,600,903	35,739	390,759	(65,487)	398,298

Net assets:
Beginning of period	11,642,210	92,167	2,309,591	452,823	4,690,539
End of period	$13,243,113	$127,906	$2,700,350	$387,336	$5,088,837

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford MidCap Growth HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,163	$6,822	$—	$5	$—
Net realized gain (loss) on security transactions	107,606	(10,043)	76,694	—	7
Net realized gain distributions	662,355	82,211	808,448	158	811
Change in unrealized appreciation (depreciation)	462,012	105,488	466,827	111	563

Net increase (decrease) in net assets resulting from operations	1,240,136	184,478	1,351,969	274	1,381

Unit transactions:
Purchases	160,062	11,742	48,034	114	85
Net transfers	26,950	(94,552)	(159,671)	—	75
Surrenders for benefit payments and fees	(156,902)	—	(48,146)	—	—
Other transactions	—	—	(51)	—	—
Death benefits	(9,048)	(5)	(3,988)	—	—
Net loan activity	(79,666)	—	(1,970)	—	—
Cost of insurance and other fees	(246,765)	(30,997)	(227,938)	(42)	(105)

Net increase (decrease) in net assets resulting from unit transactions	(305,369)	(113,812)	(393,730)	72	55

Net increase (decrease) in net assets	934,767	70,666	958,239	346	1,436

Net assets:
Beginning of period	3,878,268	637,708	3,759,504	661	3,826
End of period	$4,813,035	$708,374	$4,717,743	$1,007	$5,262

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$257,929	$505,434	$16,444	$60,627	$22,630
Net realized gain (loss) on security transactions	631,534	(9,952)	(1,233)	9,140	7,219
Net realized gain distributions	1,307,325	—	—	—	111,337
Change in unrealized appreciation (depreciation)	1,953,023	781,780	16,679	23,816	125,712

Net increase (decrease) in net assets resulting from operations	4,149,811	1,277,262	31,890	93,583	266,898

Unit transactions:
Purchases	418,310	422,587	62,887	561,373	45,238
Net transfers	(126,803)	544,121	1,915	452,641	52,253
Surrenders for benefit payments and fees	(522,142)	(214,085)	—	(63,847)	(47,238)
Other transactions	(27)	(234)	—	106	—
Death benefits	(260,836)	(9,334)	(294)	(3,916)	—
Net loan activity	(52,616)	32,411	(567)	(1,914)	(24)
Cost of insurance and other fees	(682,017)	(621,443)	(55,540)	(526,857)	(38,513)

Net increase (decrease) in net assets resulting from unit transactions	(1,226,131)	154,023	8,401	417,586	11,716

Net increase (decrease) in net assets	2,923,680	1,431,285	40,291	511,169	278,614

Net assets:
Beginning of period	13,777,908	12,101,779	610,557	3,107,927	934,701
End of period	$16,701,588	$13,533,064	$650,848	$3,619,096	$1,213,315

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$588	$—	$2,565	$282
Net realized gain (loss) on security transactions	16,179	(14,036)	(814)	4,518	51
Net realized gain distributions	4,565	10,457	—	19,588	3,424
Change in unrealized appreciation (depreciation)	(3,113)	42,810	35,498	11,700	3,532

Net increase (decrease) in net assets resulting from operations	17,631	39,819	34,684	38,371	7,289

Unit transactions:
Purchases	—	1,540	3,087	4,276	—
Net transfers	(47,889)	(103,437)	46,739	(40,906)	—
Surrenders for benefit payments and fees	—	(18,799)	—	—	—
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	(311)	—	—
Cost of insurance and other fees	(2,177)	(4,240)	(7,610)	(7,314)	(678)

Net increase (decrease) in net assets resulting from unit transactions	(50,066)	(124,936)	41,905	(43,944)	(678)

Net increase (decrease) in net assets	(32,435)	(85,117)	76,589	(5,573)	6,611

Net assets:
Beginning of period	67,733	217,120	219,013	166,867	25,391
End of period	$35,298	$132,003	$295,602	$161,294	$32,002

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)	Invesco V.I. Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,205	$1,764	$6,629	$500	$—
Net realized gain (loss) on security transactions	227	(29)	15,651	(227)	4,606
Net realized gain distributions	56	12,477	26,781	10,972	37,771
Change in unrealized appreciation (depreciation)	6,951	9,905	61,792	10,835	31,151

Net increase (decrease) in net assets resulting from operations	9,439	24,117	110,853	22,080	73,528

Unit transactions:
Purchases	3,123	1,095	23,072	—	1,887
Net transfers	(854)	—	(94,386)	—	1,690
Surrenders for benefit payments and fees	—	—	(14,782)	—	—
Other transactions	—	—	—	—	—
Death benefits	—	—	(353)	—	—
Net loan activity	—	—	(1,756)	—	(1,476)
Cost of insurance and other fees	(1,866)	(1,589)	(16,382)	(3,228)	(5,239)

Net increase (decrease) in net assets resulting from unit transactions	403	(494)	(104,587)	(3,228)	(3,138)

Net increase (decrease) in net assets	9,842	23,623	6,266	18,852	70,390

Net assets:
Beginning of period	41,102	97,239	440,279	88,648	202,060
End of period	$50,944	$120,862	$446,545	$107,500	$272,450

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$35,135	$517	$100	$196
Net realized gain (loss) on security transactions	885	955	29,617	(43)	4,934
Net realized gain distributions	39,630	—	8,192	204	1,431
Change in unrealized appreciation (depreciation)	43,393	29,376	38,560	1,106	932

Net increase (decrease) in net assets resulting from operations	83,908	65,466	76,886	1,367	7,493

Unit transactions:
Purchases	18,011	89,715	24,596	1,170	3,959
Net transfers	(111,998)	465,671	(413,280)	—	(112)
Surrenders for benefit payments and fees	(465)	(25,152)	(9,618)	—	(52,914)
Other transactions	—	—	—	—	—
Death benefits	—	(17,749)	—	—	—
Net loan activity	(831)	—	—	—	—
Cost of insurance and other fees	(14,531)	(49,674)	(3,060)	(336)	(1,165)

Net increase (decrease) in net assets resulting from unit transactions	(109,814)	462,811	(401,362)	834	(50,232)

Net increase (decrease) in net assets	(25,906)	528,277	(324,476)	2,201	(42,739)

Net assets:
Beginning of period	369,491	394,596	358,019	6,113	54,790
End of period	$343,585	$922,873	$33,543	$8,314	$12,051

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	MFS® Growth Series (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,392	$—	$55,019	$16,467
Net realized gain (loss) on security transactions	671	(8,110)	2,452	66,283	8,049
Net realized gain distributions	9,813	11,834	30,154	—	18,743
Change in unrealized appreciation (depreciation)	24,749	54,855	22,522	198,667	90,354

Net increase (decrease) in net assets resulting from operations	35,233	59,971	55,128	319,969	133,613

Unit transactions:
Purchases	2,081	2,599	2,635	78,697	23,741
Net transfers	10,396	(160,693)	(1,325)	(152,953)	22
Surrenders for benefit payments and fees	(565)	(33,613)	—	(64,568)	(51,067)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(2,443,334)	(5)
Net loan activity	—	—	—	(6,792)	—
Cost of insurance and other fees	(2,902)	(6,751)	(5,780)	(217,621)	(28,203)

Net increase (decrease) in net assets resulting from unit transactions	9,010	(198,458)	(4,470)	(2,806,571)	(55,512)

Net increase (decrease) in net assets	44,243	(138,487)	50,658	(2,486,602)	78,101

Net assets:
Beginning of period	91,221	324,321	134,508	4,115,170	674,996
End of period	$135,464	$185,834	$185,166	$1,628,568	$753,097

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	MFS® Value Series (Initial Class)	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$30,697	$—	$3,585	$356	$—
Net realized gain (loss) on security transactions	58,685	10,234	4,018	10	(2,389)
Net realized gain distributions	64,607	3,366	80,952	7,070	33,435
Change in unrealized appreciation (depreciation)	241,905	4,693	53,964	4,265	40,982

Net increase (decrease) in net assets resulting from operations	395,894	18,293	142,519	11,701	72,028

Unit transactions:
Purchases	76,241	—	4,423	450	16,185
Net transfers	(236,915)	(48,466)	(533)	6	62,360
Surrenders for benefit payments and fees	(136,653)	—	(63,297)	—	(17,043)
Other transactions	—	—	—	—	—
Death benefits	(820)	—	—	—	(369)
Net loan activity	(2,878)	—	—	—	—
Cost of insurance and other fees	(41,616)	(2,055)	(18,522)	(1,365)	(12,868)

Net increase (decrease) in net assets resulting from unit transactions	(342,641)	(50,521)	(77,929)	(909)	48,265

Net increase (decrease) in net assets	53,253	(32,228)	64,590	10,792	120,293

Net assets:
Beginning of period	1,527,377	70,394	485,113	37,201	256,048
End of period	$1,580,630	$38,166	$549,703	$47,993	$376,341

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$1,031	$147,874	$4,445	$111
Net realized gain (loss) on security transactions	(471)	(626)	22,299	(347)	19,574
Net realized gain distributions	18,512	—	560,093	7,914	177,576
Change in unrealized appreciation (depreciation)	28,372	2,765	973,031	28,469	315,036

Net increase (decrease) in net assets resulting from operations	46,413	3,170	1,703,297	40,481	512,297

Unit transactions:
Purchases	1,836	—	—	—	65,114
Net transfers	6,842	—	(5,680)	(23)	106,190
Surrenders for benefit payments and fees	—	—	(337,493)	—	(14,882)
Other transactions	—	—	—	—	—
Death benefits	—	—	(66,673)	(3,269)	(84,134)
Net loan activity	—	—	(424)	—	—
Cost of insurance and other fees	(6,819)	(1,259)	(339,992)	(13,954)	(148,999)

Net increase (decrease) in net assets resulting from unit transactions	1,859	(1,259)	(750,262)	(17,246)	(76,711)

Net increase (decrease) in net assets	48,272	1,911	953,035	23,235	435,586

Net assets:
Beginning of period	121,700	27,919	5,852,160	238,263	1,919,326
End of period	$169,972	$29,830	$6,805,195	$261,498	$2,354,912

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$290	$71,967	$92,790	$12,893	$—
Net realized gain (loss) on security transactions	868	(32,644)	(5,574)	(20,149)	74
Net realized gain distributions	5,345	—	18,942	1,375	1,575
Change in unrealized appreciation (depreciation)	26,401	119,919	209,537	176,315	1,420

Net increase (decrease) in net assets resulting from operations	32,904	159,242	315,695	170,434	3,069

Unit transactions:
Purchases	—	18,257	35,406	35,600	—
Net transfers	4	(7,444)	24,064	(33,105)	—
Surrenders for benefit payments and fees	—	(7,404)	—	(44,846)	(25)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(5,923)	—
Net loan activity	—	(48)	(1)	(3,034)	—
Cost of insurance and other fees	(6,098)	(58,838)	(134,449)	(75,358)	(297)

Net increase (decrease) in net assets resulting from unit transactions	(6,094)	(55,477)	(74,980)	(126,666)	(322)

Net increase (decrease) in net assets	26,810	103,765	240,715	43,768	2,747

Net assets:
Beginning of period	111,389	1,112,052	2,589,863	718,841	12,310
End of period	$138,199	$1,215,817	$2,830,578	$762,609	$15,057

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$816	$972	$3	$34,178	$820
Net realized gain (loss) on security transactions	(3,022)	5,101	—	166,037	(14,063)
Net realized gain distributions	1,549	7,351	—	695,607	13,220
Change in unrealized appreciation (depreciation)	6,039	6,220	—	627,569	27,071

Net increase (decrease) in net assets resulting from operations	5,382	19,644	3	1,523,391	27,048

Unit transactions:
Purchases	—	—	—	79,610	449
Net transfers	—	—	—	(4,930)	172
Surrenders for benefit payments and fees	(5,544)	(7,074)	—	(98,417)	(8,784)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(92,012)	—
Net loan activity	—	—	—	(1,984)	—
Cost of insurance and other fees	(1,823)	(7,867)	(18)	(345,777)	(5,692)

Net increase (decrease) in net assets resulting from unit transactions	(7,367)	(14,941)	(18)	(463,510)	(13,855)

Net increase (decrease) in net assets	(1,985)	4,703	(15)	1,059,881	13,193

Net assets:
Beginning of period	32,377	71,162	151	4,293,970	118,959
End of period	$30,392	$75,865	$136	$5,353,851	$132,152

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Templeton Developing Markets VIP Fund (Class 1)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,185	$5,259	$128,889	$5,439	$—
Net realized gain (loss) on security transactions	566	(5,585)	(4,376)	(1,159)	10,924
Net realized gain distributions	—	3,139	—	37,360	38,987
Change in unrealized appreciation (depreciation)	57,931	37,982	(85,072)	(14,028)	25,993

Net increase (decrease) in net assets resulting from operations	61,682	40,795	39,441	27,612	75,904

Unit transactions:
Purchases	13,303	18,837	72,401	25,049	5,429
Net transfers	717	(13,871)	(93,172)	733	34,493
Surrenders for benefit payments and fees	—	(29,975)	(13,174)	(1,169)	(87,711)
Other transactions	—	—	—	—	—
Death benefits	—	—	(553)	—	—
Net loan activity	(11)	(1,442)	(2,738)	38	(117)
Cost of insurance and other fees	(5,996)	(11,154)	(97,509)	(11,581)	(8,645)

Net increase (decrease) in net assets resulting from unit transactions	8,013	(37,605)	(134,745)	13,070	(56,551)

Net increase (decrease) in net assets	69,695	3,190	(95,304)	40,682	19,353

Net assets:
Beginning of period	223,810	319,741	1,905,941	174,148	174,810
End of period	$293,505	$322,931	$1,810,637	$214,830	$194,163

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Growth Opportunities Fund (Class IB)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$360	$307,800	$1,972	$8,360	$10,179
Net realized gain (loss) on security transactions	2,016	73,903	44	(3,035)	12,021
Net realized gain distributions	36,437	806,558	6,761	—	43,502
Change in unrealized appreciation (depreciation)	45,576	2,581,341	16,075	20,985	65,639

Net increase (decrease) in net assets resulting from operations	84,389	3,769,602	24,852	26,310	131,341

Unit transactions:
Purchases	13,179	273,945	4,372	11,718	5,461
Net transfers	(4,319)	313,943	—	(4)	(24,525)
Surrenders for benefit payments and fees	—	(20,288)	—	(27,829)	—
Other transactions	—	26	—	—	—
Death benefits	—	(702,913)	—	(1,182)	—
Net loan activity	—	59	—	—	—
Cost of insurance and other fees	(5,067)	(756,837)	(765)	(10,494)	(36,635)

Net increase (decrease) in net assets resulting from unit transactions	3,793	(892,065)	3,607	(27,791)	(55,699)

Net increase (decrease) in net assets	88,182	2,877,537	28,459	(1,481)	75,642

Net assets:
Beginning of period	227,545	12,390,723	88,679	245,080	450,724
End of period	$315,727	$15,268,260	$117,138	$243,599	$526,366

The accompanying notes are an integral part of these financial statements.
SA-94

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Global Asset Allocation Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3	$271	$1,069	$767	$28
Net realized gain (loss) on security transactions	(2)	(972)	(3)	(51)	—
Net realized gain distributions	6	—	235	98	58
Change in unrealized appreciation (depreciation)	18	1,407	2,364	11,694	111

Net increase (decrease) in net assets resulting from operations	25	706	3,665	12,508	197

Unit transactions:
Purchases	244	26	2,798	194	311
Net transfers	—	—	8,585	—	—
Surrenders for benefit payments and fees	—	(6,611)	—	—	—
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Cost of insurance and other fees	(316)	(102)	(288)	(1,256)	(236)

Net increase (decrease) in net assets resulting from unit transactions	(72)	(6,687)	11,095	(1,062)	75

Net increase (decrease) in net assets	(47)	(5,981)	14,760	11,446	272

Net assets:
Beginning of period	164	10,827	20,819	50,135	938
End of period	$117	$4,846	$35,579	$61,581	$1,210

The accompanying notes are an integral part of these financial statements.
SA-95

Separate Account VL II
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IA)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$351	$33,582
Net realized gain (loss) on security transactions	577	253,526
Net realized gain distributions	11,146	1,214,536
Change in unrealized appreciation (depreciation)	11,795	1,331,802

Net increase (decrease) in net assets resulting from operations	23,869	2,833,446

Unit transactions:
Purchases	—	196,640
Net transfers	—	357
Surrenders for benefit payments and fees	—	(488,738)
Other transactions	—	27
Death benefits	—	(225,626)
Net loan activity	—	—
Cost of insurance and other fees	(1,626)	(507,275)

Net increase (decrease) in net assets resulting from unit transactions	(1,626)	(1,024,615)

Net increase (decrease) in net assets	22,243	1,808,831

Net assets:
Beginning of period	66,152	7,939,998
End of period	$88,395	$9,748,829

The accompanying notes are an integral part of these financial statements.
SA-96

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

In 2020, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)
AB VPS International Growth Portfolio (Class B)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)
AB VPS International Value Portfolio (Class B)	Franklin Flex Cap Growth VIP Fund (Class 2)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Franklin Income VIP Fund (Class 2)
American Funds IS Asset Allocation Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)
American Funds IS Blue Chip Income and Growth Fund	Franklin Mutual Shares VIP Fund (Class 2)
(Class 2)	Franklin Rising Dividends VIP Fund (Class 2)
American Funds IS Bond Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Capital World Bond Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
(formerly American Funds IS Global Bond Fund (Class 2))	Franklin Strategic Income VIP Fund (Class 1)
American Funds IS Global Growth and Income Fund	Putnam VT George Putnam Balanced Fund (Class IA)
(Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund	Hartford Disciplined Equity HLS Fund (Class IA)
(Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Global Growth HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	(merged September 18, 2020)
American Funds IS International Fund (Class 2)	Hartford Growth Opportunities HLS Fund (Class IA)
American Funds IS New World Fund (Class 2)	(merged September 18, 2020)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Hartford High Yield HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	(merged September 25, 2020)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Hartford International Opportunities HLS Fund (Class IA)
(Service Class 2)*	Hartford MidCap HLS Fund (Class IA)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Hartford MidCap Value HLS Fund (Class IA)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	(merged September 18, 2020)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Hartford Small Company HLS Fund (Class IA)
Fidelity® VIP Government Money Market Portfolio	Hartford MidCap Growth HLS Fund (Class IA)
(Service Class)	(merged September 18, 2020)
Fidelity® VIP Growth Portfolio (Service Class 2)	Hartford Small Cap Growth HLS Fund (Class IA)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Hartford Stock HLS Fund (Class IA)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Overseas Portfolio (Initial Class)

SA-97

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1. Organization (continued):

Hartford U.S. Government Securities HLS Fund	Putnam VT Small Cap Growth Fund (Class IB)
(Class IA) (merged September 25, 2020)	Putnam VT Diversified Income Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
Hartford Value HLS Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
(merged September 18, 2020)	Putnam VT Global Equity Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)	Putnam VT Global Health Care Fund (Class IA)
Invesco V.I. American Value Fund (Series II)	Putnam VT High Yield Fund (Class IA)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Putnam VT Income Fund (Class IA)
Invesco V.I. Comstock Fund (Series II)	Putnam VT International Equity Fund (Class IA)
Invesco V.I. Core Equity Fund (Series I)	Putnam VT Emerging Markets Equity Fund (Class IA)
Invesco V.I. Global Real Estate Fund (Series I)	(formerly Putnam VT International Growth Fund (Class IA))
Invesco V.I. Growth and Income Fund (Series II)	Putnam VT International Value Fund (Class IA)
Invesco V.I. International Growth Fund (Series I)	Putnam VT Multi-Cap Core Fund (Class IA)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	Putnam VT Government Money Market Fund (Class IA)
Invesco V.I. Mid Cap Growth Fund (Series I)	Putnam VT Sustainable Leaders Fund (Class IA)
(merged April 30, 2020)	Putnam VT Small Cap Value Fund (Class IB)
Invesco V.I. Small Cap Equity Fund (Series I)	Templeton Developing Markets VIP Fund (Class 1)
Lord Abbett Bond Debenture Portfolio (Class VC)	Templeton Foreign VIP Fund (Class 2)
Lord Abbett Dividend Growth Portfolio (Class VC)	Templeton Global Bond VIP Fund (Class 2)
(formerly Lord Abbett Calibrated Dividend Growth	Templeton Growth VIP Fund (Class 2)
Portfolio (Class VC))	Morgan Stanley VIF Discovery Portfolio (Class II)
Lord Abbett Fundamental Equity Portfolio (Class VC)	Putnam VT Growth Opportunities Fund (Class IB)
Lord Abbett Growth and Income Portfolio (Class VC)	BlackRock S&P 500 Index V.I. Fund (Class I)
MFS® Growth Series (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
MFS® Investors Trust Series (Initial Class)	Putnam VT Diversified Income Fund (Class IB)
MFS® New Discovery Series (Initial Class)	Putnam VT Equity Income Fund (Class IB)
MFS® Total Return Bond Series (Initial Class)	Putnam VT Global Asset Allocation Fund (Class IB)
MFS® Total Return Series (Initial Class)	Putnam VT High Yield Fund (Class IB)
MFS® Value Series (Initial Class)	Putnam VT Income Fund (Class IB)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Putnam VT International Equity Fund (Class IB)
(Series II)	Putnam VT International Value Fund (Class IB)
Invesco Oppenheimer V.I. Global Fund (Series II)	Putnam VT Sustainable Leaders Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Putnam VT Growth Opportunities Fund (Class IA)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Discovery Mid Cap
(Series II)	Growth Fund (Series I) (available April 30, 2020)

*    Sub-Account was available but had no assets as of December 31, 2020, and had no activity during 2020.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. For the period ended December 31, 2020, the following transfers due to fund mergers were as follows:

Merger Date	Merged Sub-Account	Surviving Sub-Account	Assets Received
April 30, 2020	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	$255,354
September 18, 2020	Hartford Global Growth HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$150,370

SA-98

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1. Organization (continued):

Merger Date	Merged Sub-Account	Surviving Sub-Account	Assets Received
September 18, 2020	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$3,534,683
September 18, 2020	Hartford MidCap Value HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	$468,194
September 18, 2020	Hartford MidCap Growth HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	$1,082
September 18, 2020	Hartford Value HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)	$1,092,006
September 25, 2020	Hartford High Yield HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	$384,573
September 25, 2020	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	$638,112

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S.
GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor

SA-99

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

Company. The transfer of the existing contract owner account value is included in Death Benefits on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets. At this time, the Sponsor Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Sponsor Company and its operations in future periods.

3.    Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and

SA-100

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company receives fees for administrative services performed. The amount deducted from contract owners’ accounts for these fees is based upon the face amount of the policy at the policy issuance date. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners' accounts and are included in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Estate Protection Rider	monthly, per $1,000 of the net amount at risk	$4.07	*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.9533	*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%	*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107	*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18	*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142	*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.9465	*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up Death Benefit Rider	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701	*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
    * Maximum charge.

e)    Issue Charges - The Sponsor Company may charge an expense of $20 plus $0.05 per $1,000 of the initial face amount of the policy. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets.

f)    Other fees - The monthly per $1,000 charge, which is based on the initial face amount, may be deducted, by the Sponsor Company, at a maximum fee of $36. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected as a component of cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

g)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2020.

SA-101

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio (Class B)	$1,553	$436
AB VPS International Growth Portfolio (Class B)	—	6,318
AB VPS International Value Portfolio (Class B)	—	17,427
AB VPS Small/Mid Cap Value Portfolio (Class B)	33,431	21,636
American Funds IS Asset Allocation Fund (Class 2)	304,036	572,435
American Funds IS Blue Chip Income and Growth Fund (Class 2)	37,836	385,156
American Funds IS Bond Fund (Class 2)	418,964	548,982
American Funds IS Capital World Bond Fund (Class 2)	4,489	10,815
American Funds IS Global Growth and Income Fund (Class 2)	5,737	22,929
American Funds IS Global Growth Fund (Class 2)	105,749	267,261
American Funds IS Global Small Capitalization Fund (Class 2)	155,116	248,111
American Funds IS Growth Fund (Class 2)	234,654	1,550,626
American Funds IS Growth-Income Fund (Class 2)	199,290	1,196,096
American Funds IS International Fund (Class 2)	178,810	592,655
American Funds IS New World Fund (Class 2)	65,881	211,834
Fidelity® VIP Equity-Income Portfolio (Initial Class)	204,153	658,093
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	104,588
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	—	—
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	213,486	17,732
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	14,510	19,348
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	13,798	20,449
Fidelity® VIP Government Money Market Portfolio (Service Class)	3,159,042	1,043,412
Fidelity® VIP Growth Portfolio (Service Class 2)	—	1,232
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	30,562	100,621
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	52,758	221,415
Fidelity® VIP Overseas Portfolio (Initial Class)	—	41,055
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	459
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	318	253
Franklin Flex Cap Growth VIP Fund (Class 2)	819	573
Franklin Income VIP Fund (Class 2)	59,042	112,375
Franklin Mutual Global Discovery VIP Fund (Class 2)	19,444	41,306
Franklin Mutual Shares VIP Fund (Class 2)	—	80,386
Franklin Rising Dividends VIP Fund (Class 2)	4,973	23,183
Franklin Small Cap Value VIP Fund (Class 2)	25,396	105,478
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	6,698	8,263
Franklin Strategic Income VIP Fund (Class 1)	21,376	50,311
Putnam VT George Putnam Balanced Fund (Class IA)	—	4,244

SA-102

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Balanced HLS Fund (Class IA)	$161,620	$760,114
Hartford Capital Appreciation HLS Fund (Class IA)	113,718	2,248,668
Hartford Disciplined Equity HLS Fund (Class IA)	3,774,242	135,287
Hartford Dividend and Growth HLS Fund (Class IA)	1,326,976	1,276,105
Hartford Global Growth HLS Fund (Class IA)	3,163	155,007
Hartford Growth Opportunities HLS Fund (Class IA)	27,702	3,765,991
Hartford High Yield HLS Fund (Class IA)	11,172	402,299
Hartford International Opportunities HLS Fund (Class IA)	161,448	512,906
Hartford MidCap HLS Fund (Class IA)	572,754	389,442
Hartford MidCap Value HLS Fund (Class IA)	7,839	594,673
Hartford Small Company HLS Fund (Class IA)	127,342	347,447
Hartford MidCap Growth HLS Fund (Class IA)	28	1,113
Hartford Small Cap Growth HLS Fund (Class IA)	53	3,456
Hartford Stock HLS Fund (Class IA)	328,489	791,063
Hartford Total Return Bond HLS Fund (Class IA)	867,200	1,013,043
Hartford U.S. Government Securities HLS Fund (Class IA)	55,473	743,319
Hartford Ultrashort Bond HLS Fund (Class IA)	1,052,245	614,654
Hartford Value HLS Fund (Class IA)	45,972	1,121,012
Invesco V.I. American Franchise Fund (Series I)	—	2,158
Invesco V.I. American Value Fund (Series II)	1,482	5,923
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	3,887	11,467
Invesco V.I. Comstock Fund (Series II)	4,276	6,931
Invesco V.I. Core Equity Fund (Series I)	—	825
Invesco V.I. Global Real Estate Fund (Series I)	2,816	1,343
Invesco V.I. Growth and Income Fund (Series II)	744	1,287
Invesco V.I. International Growth Fund (Series I)	15,883	32,918
Invesco V.I. Mid Cap Core Equity Fund (Series I)	—	4,627
Invesco V.I. Mid Cap Growth Fund (Series I)	4,602	262,034
Invesco V.I. Small Cap Equity Fund (Series I)	19,741	14,380
Lord Abbett Bond Debenture Portfolio (Class VC)	52,096	99,291
Lord Abbett Dividend Growth Portfolio (Class VC)	2,149	2,441
Lord Abbett Fundamental Equity Portfolio (Class VC)	1,170	353
Lord Abbett Growth and Income Portfolio (Class VC)	508	114
MFS® Growth Series (Initial Class)	11,300	5,264
MFS® Investors Trust Series (Initial Class)	832	47,453
MFS® New Discovery Series (Initial Class)	30,620	11,431
MFS® Total Return Bond Series (Initial Class)	57,633	629,590
MFS® Total Return Series (Initial Class)	28,396	54,825
MFS® Value Series (Initial Class)	49,604	78,487
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	—	2,220
Invesco Oppenheimer V.I. Global Fund (Series II)	5,354	71,144
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	345	3,408
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	18,332	24,044
Putnam VT Small Cap Growth Fund (Class IB)	—	6,265

SA-103

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Diversified Income Fund (Class IA)	$—	$1,245
Putnam VT Equity Income Fund (Class IA)	—	358,598
Putnam VT Global Asset Allocation Fund (Class IA)	—	14,825
Putnam VT Global Equity Fund (Class IA)	48,539	203,331
Putnam VT Global Health Care Fund (Class IA)	—	4,530
Putnam VT High Yield Fund (Class IA)	18,852	61,516
Putnam VT Income Fund (Class IA)	56,180	709,296
Putnam VT International Equity Fund (Class IA)	45,945	101,723
Putnam VT Emerging Markets Equity Fund (Class IA)	—	6,587
Putnam VT International Value Fund (Class IA)	—	167
Putnam VT Multi-Cap Core Fund (Class IA)	—	20,746
Putnam VT Government Money Market Fund (Class IA)	—	20
Putnam VT Sustainable Leaders Fund (Class IA)	22,394	411,160
Putnam VT Small Cap Value Fund (Class IB)	449	4,935
Templeton Developing Markets VIP Fund (Class 1)	13,961	13,008
Templeton Foreign VIP Fund (Class 2)	15,226	35,454
Templeton Global Bond VIP Fund (Class 2)	63,417	137,026
Templeton Growth VIP Fund (Class 2)	20,760	7,417
Morgan Stanley VIF Discovery Portfolio (Class II)	122,450	37,600
Putnam VT Growth Opportunities Fund (Class IB)	10,249	31,310
BlackRock S&P 500 Index V.I. Fund (Class I)	303,739	2,103,847
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	4,371	839
Putnam VT Diversified Income Fund (Class IB)	7,512	20,896
Putnam VT Equity Income Fund (Class IB)	7,545	108,344
Putnam VT Global Asset Allocation Fund (Class IB)	224	339
Putnam VT High Yield Fund (Class IB)	—	114
Putnam VT Income Fund (Class IB)	2,793	333
Putnam VT International Equity Fund (Class IB)	59	1,430
Putnam VT International Value Fund (Class IB)	63	—
Putnam VT Sustainable Leaders Fund (Class IB)	—	2,363
Putnam VT Growth Opportunities Fund (Class IA)	193,935	759,913
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	255,353	4,663

5.    Changes in Units Outstanding:

    The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	85	24	61
AB VPS International Growth Portfolio (Class B)	—	474	(474)
AB VPS International Value Portfolio (Class B)	—	1,995	(1,995)
AB VPS Small/Mid Cap Value Portfolio (Class B)	1,657	897	760
American Funds IS Asset Allocation Fund (Class 2)	8,191	16,717	(8,526)
American Funds IS Blue Chip Income and Growth Fund (Class 2)	1,099	10,112	(9,013)

SA-104

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Bond Fund (Class 2)	22,333	29,712	(7,379)
American Funds IS Capital World Bond Fund (Class 2)	312	773	(461)
American Funds IS Global Growth and Income Fund (Class 2)	292	1,071	(779)
American Funds IS Global Growth Fund (Class 2)	22,455	59,946	(37,491)
American Funds IS Global Small Capitalization Fund (Class 2)	35,775	57,619	(21,844)
American Funds IS Growth Fund (Class 2)	52,730	365,855	(313,125)
American Funds IS Growth-Income Fund (Class 2)	50,577	309,874	(259,297)
American Funds IS International Fund (Class 2)	5,375	16,152	(10,777)
American Funds IS New World Fund (Class 2)	1,533	4,472	(2,939)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	32,949	98,404	(65,455)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	20,637	(20,637)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	—	—	—
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	10,835	886	9,949
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	715	974	(259)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	633	935	(302)
Fidelity® VIP Government Money Market Portfolio (Service Class)	302,324	99,841	202,483
Fidelity® VIP Growth Portfolio (Service Class 2)	—	35	(35)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	853	2,753	(1,900)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,867	7,245	(5,378)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	10,641	(10,641)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	26	(26)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	16	13	3
Franklin Flex Cap Growth VIP Fund (Class 2)	23	16	7
Franklin Income VIP Fund (Class 2)	2,832	5,560	(2,728)
Franklin Mutual Global Discovery VIP Fund (Class 2)	1,027	1,912	(885)
Franklin Mutual Shares VIP Fund (Class 2)	—	2,963	(2,963)
Franklin Rising Dividends VIP Fund (Class 2)	142	618	(476)
Franklin Small Cap Value VIP Fund (Class 2)	619	2,574	(1,955)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	178	248	(70)
Franklin Strategic Income VIP Fund (Class 1)	1,213	2,854	(1,641)
Putnam VT George Putnam Balanced Fund (Class IA)	—	137	(137)
Hartford Balanced HLS Fund (Class IA)	21,730	107,802	(86,072)
Hartford Capital Appreciation HLS Fund (Class IA)	7,077	126,767	(119,690)
Hartford Disciplined Equity HLS Fund (Class IA)	716,769	25,888	690,881
Hartford Dividend and Growth HLS Fund (Class IA)	120,003	117,140	2,863
Hartford Global Growth HLS Fund (Class IA)	926	38,171	(37,245)
Hartford Growth Opportunities HLS Fund (Class IA)	402	40,383	(39,981)
Hartford High Yield HLS Fund (Class IA)	513	17,299	(16,786)
Hartford International Opportunities HLS Fund (Class IA)	37,254	104,055	(66,801)

SA-105

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford MidCap HLS Fund (Class IA)	44,450	29,776	14,674
Hartford MidCap Value HLS Fund (Class IA)	209	14,598	(14,389)
Hartford Small Company HLS Fund (Class IA)	24,402	48,232	(23,830)
Hartford MidCap Growth HLS Fund (Class IA)	1	36	(35)
Hartford Small Cap Growth HLS Fund (Class IA)	2	96	(94)
Hartford Stock HLS Fund (Class IA)	29,829	73,385	(43,556)
Hartford Total Return Bond HLS Fund (Class IA)	201,062	243,866	(42,804)
Hartford U.S. Government Securities HLS Fund (Class IA)	4,483	54,498	(50,015)
Hartford Ultrashort Bond HLS Fund (Class IA)	542,103	317,359	224,744
Hartford Value HLS Fund (Class IA)	2,108	50,337	(48,229)
Invesco V.I. American Franchise Fund (Series I)	—	72	(72)
Invesco V.I. American Value Fund (Series II)	77	301	(224)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	239	694	(455)
Invesco V.I. Comstock Fund (Series II)	156	312	(156)
Invesco V.I. Core Equity Fund (Series I)	—	26	(26)
Invesco V.I. Global Real Estate Fund (Series I)	162	61	101
Invesco V.I. Growth and Income Fund (Series II)	37	63	(26)
Invesco V.I. International Growth Fund (Series I)	1,003	2,124	(1,121)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	—	140	(140)
Invesco V.I. Mid Cap Growth Fund (Series I)	191	11,815	(11,624)
Invesco V.I. Small Cap Equity Fund (Series I)	822	524	298
Lord Abbett Bond Debenture Portfolio (Class VC)	2,342	5,020	(2,678)
Lord Abbett Dividend Growth Portfolio (Class VC)	75	79	(4)
Lord Abbett Fundamental Equity Portfolio (Class VC)	60	16	44
Lord Abbett Growth and Income Portfolio (Class VC)	23	6	17
MFS® Growth Series (Initial Class)	296	124	172
MFS® Investors Trust Series (Initial Class)	24	1,332	(1,308)
MFS® New Discovery Series (Initial Class)	561	183	378
MFS® Total Return Bond Series (Initial Class)	3,243	37,780	(34,537)
MFS® Total Return Series (Initial Class)	966	1,867	(901)
MFS® Value Series (Initial Class)	2,012	2,952	(940)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	—	70	(70)
Invesco Oppenheimer V.I. Global Fund (Series II)	206	2,747	(2,541)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	12	115	(103)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	682	847	(165)
Putnam VT Small Cap Growth Fund (Class IB)	—	135	(135)
Putnam VT Diversified Income Fund (Class IA)	—	34	(34)
Putnam VT Equity Income Fund (Class IA)	—	8,900	(8,900)
Putnam VT Global Asset Allocation Fund (Class IA)	—	237	(237)

SA-106

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Global Equity Fund (Class IA)	980	3,812	(2,832)
Putnam VT Global Health Care Fund (Class IA)	—	90	(90)
Putnam VT High Yield Fund (Class IA)	346	1,127	(781)
Putnam VT Income Fund (Class IA)	1,270	16,025	(14,755)
Putnam VT International Equity Fund (Class IA)	1,935	3,996	(2,061)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	220	(220)
Putnam VT International Value Fund (Class IA)	—	8	(8)
Putnam VT Multi-Cap Core Fund (Class IA)	—	685	(685)
Putnam VT Government Money Market Fund (Class IA)	—	11	(11)
Putnam VT Sustainable Leaders Fund (Class IA)	252	4,590	(4,338)
Putnam VT Small Cap Value Fund (Class IB)	22	281	(259)
Templeton Developing Markets VIP Fund (Class 1)	1,270	1,027	243
Templeton Foreign VIP Fund (Class 2)	1,431	3,224	(1,793)
Templeton Global Bond VIP Fund (Class 2)	3,387	7,325	(3,938)
Templeton Growth VIP Fund (Class 2)	1,420	494	926
Morgan Stanley VIF Discovery Portfolio (Class II)	1,755	922	833
Putnam VT Growth Opportunities Fund (Class IB)	437	1,558	(1,121)
BlackRock S&P 500 Index V.I. Fund (Class I)	25,725	185,339	(159,614)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	167	35	132
Putnam VT Diversified Income Fund (Class IB)	441	1,192	(751)
Putnam VT Equity Income Fund (Class IB)	203	2,566	(2,363)
Putnam VT Global Asset Allocation Fund (Class IB)	11	16	(5)
Putnam VT High Yield Fund (Class IB)	—	4	(4)
Putnam VT Income Fund (Class IB)	127	16	111
Putnam VT International Equity Fund (Class IB)	3	61	(58)
Putnam VT International Value Fund (Class IB)	6	—	6
Putnam VT Sustainable Leaders Fund (Class IB)	—	45	(45)
Putnam VT Growth Opportunities Fund (Class IA)	8,511	35,210	(26,699)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	25,957	383	25,574

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	115	26	89
AB VPS International Growth Portfolio (Class B)	—	454	(454)
AB VPS International Value Portfolio (Class B)	—	4,942	(4,942)
AB VPS Small/Mid Cap Value Portfolio (Class B)	1,482	1,211	271
American Funds IS Asset Allocation Fund (Class 2)	46,985	21,901	25,084

SA-107

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Blue Chip Income and Growth Fund (Class 2)	3,316	8,519	(5,203)
American Funds IS Bond Fund (Class 2)	18,943	28,662	(9,719)
American Funds IS Capital World Bond Fund (Class 2)	338	206	132
American Funds IS Global Growth and Income Fund (Class 2)	282	150	132
American Funds IS Global Growth Fund (Class 2)	26,704	68,692	(41,988)
American Funds IS Global Small Capitalization Fund (Class 2)	41,352	60,875	(19,523)
American Funds IS Growth Fund (Class 2)	79,114	591,011	(511,897)
American Funds IS Growth-Income Fund (Class 2)	255,544	341,858	(86,314)
American Funds IS International Fund (Class 2)	7,499	16,577	(9,078)
American Funds IS New World Fund (Class 2)	1,417	4,625	(3,208)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	17,245	154,884	(137,639)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	10,332	(10,332)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	9	1,816	(1,807)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	26	32	(6)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	2,244	896	1,348
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	723	425	298
Fidelity® VIP Government Money Market Portfolio (Service Class)	149,065	122,171	26,894
Fidelity® VIP Growth Portfolio (Service Class 2)	2	40	(38)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	4,994	10,492	(5,498)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,278	5,279	(4,001)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	11,096	(11,096)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	26	(26)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	17	1,278	(1,261)
Franklin Flex Cap Growth VIP Fund (Class 2)	28	74	(46)
Franklin Income VIP Fund (Class 2)	5,307	17,693	(12,386)
Franklin Mutual Global Discovery VIP Fund (Class 2)	15,695	34,188	(18,493)
Franklin Mutual Shares VIP Fund (Class 2)	—	11,365	(11,365)
Franklin Rising Dividends VIP Fund (Class 2)	177	109	68
Franklin Small Cap Value VIP Fund (Class 2)	3,922	7,585	(3,663)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	250	205	45
Franklin Strategic Income VIP Fund (Class 1)	1,313	9,166	(7,853)
Putnam VT George Putnam Balanced Fund (Class IA)	—	59	(59)
Hartford Balanced HLS Fund (Class IA)	202,754	214,164	(11,410)
Hartford Capital Appreciation HLS Fund (Class IA)	32,521	311,618	(279,097)
Hartford Disciplined Equity HLS Fund (Class IA)	69,892	204,158	(134,266)
Hartford Dividend and Growth HLS Fund (Class IA)	13,885	160,565	(146,680)
Hartford Global Growth HLS Fund (Class IA)	2,836	1,183	1,653
Hartford Growth Opportunities HLS Fund (Class IA)	2,423	7,130	(4,707)
Hartford High Yield HLS Fund (Class IA)	1,414	7,207	(5,793)
Hartford International Opportunities HLS Fund (Class IA)	52,541	210,893	(158,352)

SA-108

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford MidCap HLS Fund (Class IA)	15,801	41,810	(26,009)
Hartford MidCap Value HLS Fund (Class IA)	214	2,820	(2,606)
Hartford Small Company HLS Fund (Class IA)	7,842	74,295	(66,453)
Hartford MidCap Growth HLS Fund (Class IA)	4	1	3
Hartford Small Cap Growth HLS Fund (Class IA)	4	2	2
Hartford Stock HLS Fund (Class IA)	46,148	172,975	(126,827)
Hartford Total Return Bond HLS Fund (Class IA)	289,316	254,277	35,039
Hartford U.S. Government Securities HLS Fund (Class IA)	4,674	4,024	650
Hartford Ultrashort Bond HLS Fund (Class IA)	661,312	440,409	220,903
Hartford Value HLS Fund (Class IA)	4,355	3,576	779
Invesco V.I. American Franchise Fund (Series I)	—	2,097	(2,097)
Invesco V.I. American Value Fund (Series II)	68	6,080	(6,012)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	3,056	487	2,569
Invesco V.I. Comstock Fund (Series II)	159	1,887	(1,728)
Invesco V.I. Core Equity Fund (Series I)	—	22	(22)
Invesco V.I. Global Real Estate Fund (Series I)	116	101	15
Invesco V.I. Growth and Income Fund (Series II)	35	58	(23)
Invesco V.I. International Growth Fund (Series I)	969	8,138	(7,169)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	—	102	(102)
Invesco V.I. Mid Cap Growth Fund (Series I)	1,879	1,836	43
Invesco V.I. Small Cap Equity Fund (Series I)	637	4,993	(4,356)
Lord Abbett Bond Debenture Portfolio (Class VC)	25,864	4,372	21,492
Lord Abbett Dividend Growth Portfolio (Class VC)	795	13,830	(13,035)
Lord Abbett Fundamental Equity Portfolio (Class VC)	49	15	34
Lord Abbett Growth and Income Portfolio (Class VC)	2,496	4,702	(2,206)
MFS® Growth Series (Initial Class)	343	102	241
MFS® Investors Trust Series (Initial Class)	89	6,969	(6,880)
MFS® New Discovery Series (Initial Class)	291	385	(94)
MFS® Total Return Bond Series (Initial Class)	15,223	184,430	(169,207)
MFS® Total Return Series (Initial Class)	734	2,753	(2,019)
MFS® Value Series (Initial Class)	3,960	18,681	(14,721)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	—	1,933	(1,933)
Invesco Oppenheimer V.I. Global Fund (Series II)	297	3,275	(2,978)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	13	46	(33)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	2,943	1,134	1,809
Putnam VT Small Cap Growth Fund (Class IB)	227	163	64
Putnam VT Diversified Income Fund (Class IA)	—	35	(35)
Putnam VT Equity Income Fund (Class IA)	—	18,670	(18,670)
Putnam VT Global Asset Allocation Fund (Class IA)	—	292	(292)
Putnam VT Global Equity Fund (Class IA)	2,780	4,212	(1,432)

SA-109

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Global Health Care Fund (Class IA)	9	156	(147)
Putnam VT High Yield Fund (Class IA)	253	1,287	(1,034)
Putnam VT Income Fund (Class IA)	1,450	3,241	(1,791)
Putnam VT International Equity Fund (Class IA)	1,426	6,760	(5,334)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	13	(13)
Putnam VT International Value Fund (Class IA)	—	363	(363)
Putnam VT Multi-Cap Core Fund (Class IA)	—	568	(568)
Putnam VT Government Money Market Fund (Class IA)	—	9	(9)
Putnam VT Sustainable Leaders Fund (Class IA)	451	6,695	(6,244)
Putnam VT Small Cap Value Fund (Class IB)	468	1,182	(714)
Templeton Developing Markets VIP Fund (Class 1)	1,295	576	719
Templeton Foreign VIP Fund (Class 2)	8,030	11,006	(2,976)
Templeton Global Bond VIP Fund (Class 2)	4,866	11,696	(6,830)
Templeton Growth VIP Fund (Class 2)	1,413	550	863
Morgan Stanley VIF Discovery Portfolio (Class II)	1,447	3,032	(1,585)
Putnam VT Growth Opportunities Fund (Class IB)	836	602	234
BlackRock S&P 500 Index V.I. Fund (Class I)	62,377	143,630	(81,253)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	202	32	170
Putnam VT Diversified Income Fund (Class IB)	434	2,058	(1,624)
Putnam VT Equity Income Fund (Class IB)	95	1,429	(1,334)
Putnam VT Global Asset Allocation Fund (Class IB)	11	15	(4)
Putnam VT High Yield Fund (Class IB)	1	254	(253)
Putnam VT Income Fund (Class IB)	585	14	571
Putnam VT International Equity Fund (Class IB)	3	50	(47)
Putnam VT International Value Fund (Class IB)	7	—	7
Putnam VT Sustainable Leaders Fund (Class IB)	—	36	(36)
Putnam VT Growth Opportunities Fund (Class IA)	6,756	65,157	(58,401)

6.    Financial Highlights:
The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-110

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio (Class B)
2020	2,139	$20.66	to	$20.66	$44,193	—%	to	—%	2.17%	to	2.17%	9.25%	to	9.25%
2019	2,078	18.91	to	18.91	39,308	—	to	—	2.36	to	2.36	18.20	to	18.20
2018	1,989	16.00	to	16.00	31,831	—	to	—	1.71	to	1.71	(6.41)	to	(6.41)
2017	1,887	17.10	to	17.10	32,262	—	to	—	1.85	to	1.85	15.62	to	15.62
2016	1,806	14.79	to	14.79	26,696	—	to	—	1.84	to	1.84	4.44	to	4.44

AB VPS International Growth Portfolio (Class B)
2020	7,221	16.88	to	16.88	121,876	—	to	—	1.13	to	1.13	29.60	to	29.60
2019	7,695	13.02	to	13.02	100,217	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	8,149	10.24	to	10.24	83,413	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)
2017	8,559	12.42	to	12.42	106,321	—	to	—	0.95	to	0.95	34.63	to	34.63
2016	12,723	9.23	to	9.23	117,394	—	to	—	—	to	—	(7.07)	to	(7.07)

AB VPS International Value Portfolio (Class B)
2020	21,656	10.50	to	10.50	227,469	—	to	—	1.54	to	1.54	2.21	to	2.21
2019	23,651	10.28	to	10.28	243,050	—	to	—	0.78	to	0.78	16.79	to	16.79
2018	28,593	8.80	to	8.80	251,592	—	to	—	0.98	to	0.98	(22.98)	to	(22.98)
2017	42,401	11.42	to	11.42	484,382	—	to	—	1.91	to	1.91	25.09	to	25.09
2016	47,529	9.13	to	9.13	434,053	—	to	—	1.06	to	1.06	(0.80)	to	(0.80)

AB VPS Small/Mid Cap Value Portfolio (Class B)
2020	11,952	30.52	to	30.52	364,773	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	11,192	29.61	to	29.61	331,459	—	to	—	0.33	to	0.33	19.90	to	19.90
2018	10,921	24.70	to	24.70	269,733	—	to	—	0.21	to	0.21	(15.29)	to	(15.29)
2017	12,250	29.16	to	29.16	357,184	—	to	—	0.25	to	0.25	12.85	to	12.85
2016	13,025	25.84	to	25.84	336,545	—	to	—	0.35	to	0.35	24.79	to	24.79

American Funds IS Asset Allocation Fund (Class 2)
2020	290,415	40.42	to	40.42	11,739,283	—	to	—	1.69	to	1.69	12.46	to	12.46
2019	298,941	35.94	to	35.94	10,745,375	—	to	—	1.97	to	1.97	21.23	to	21.23
2018	273,857	29.65	to	29.65	8,119,807	—	to	—	1.68	to	1.68	(4.60)	to	(4.60)
2017	273,949	31.08	to	31.08	8,514,571	—	to	—	1.56	to	1.56	16.23	to	16.23
2016	277,843	26.74	to	26.74	7,429,774	—	to	—	1.63	to	1.63	9.41	to	9.41

American Funds IS Blue Chip Income and Growth Fund (Class 2)
2020	45,326	41.99	to	41.99	1,903,382	—	to	—	1.64	to	1.64	8.68	to	8.68
2019	54,339	38.64	to	38.64	2,099,544	—	to	—	2.01	to	2.01	21.38	to	21.38
2018	59,542	31.83	to	31.83	1,895,375	—	to	—	1.87	to	1.87	(8.66)	to	(8.66)
2017	65,306	34.85	to	34.85	2,275,853	—	to	—	1.94	to	1.94	17.04	to	17.04
2016	71,981	29.78	to	29.78	2,143,263	—	to	—	2.02	to	2.02	18.70	to	18.70

American Funds IS Bond Fund (Class 2)
2020	143,048	19.55	to	19.55	2,796,357	—	to	—	2.11	to	2.11	9.73	to	9.73
2019	150,427	17.81	to	17.81	2,679,742	—	to	—	2.68	to	2.68	9.36	to	9.36
2018	160,146	16.29	to	16.29	2,608,750	—	to	—	2.48	to	2.48	(0.71)	to	(0.71)
2017	164,271	16.41	to	16.41	2,695,164	—	to	—	2.08	to	2.08	3.66	to	3.66
2016	154,442	15.83	to	15.83	2,444,330	—	to	—	1.67	to	1.67	2.94	to	2.94

American Funds IS Capital World Bond Fund (Class 2)
2020	8,313	15.50	to	15.50	128,856	—	to	—	1.21	to	1.21	9.90	to	9.90
2019	8,774	14.10	to	14.10	123,753	—	to	—	1.59	to	1.59	7.77	to	7.77
2018	8,642	13.09	to	13.09	113,097	—	to	—	2.12	to	2.12	(1.33)	to	(1.33)
2017	8,622	13.26	to	13.26	114,357	—	to	—	0.36	to	0.36	6.85	to	6.85
2016	8,631	12.41	to	12.41	107,133	—	to	—	0.57	to	0.57	2.71	to	2.71

SA-111

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Global Growth and Income Fund (Class 2)
2020	7,035	$23.89	to	$23.89	$168,025	—%	to	—%	1.31%	to	1.31%	8.73%	to	8.73%
2019	7,814	21.97	to	21.97	171,658	—	to	—	1.97	to	1.97	31.14	to	31.14
2018	7,682	16.75	to	16.75	128,673	—	to	—	1.61	to	1.61	(9.63)	to	(9.63)
2017	7,644	18.54	to	18.54	141,681	—	to	—	2.16	to	2.16	26.06	to	26.06
2016	7,814	14.70	to	14.70	114,895	—	to	—	1.79	to	1.79	7.35	to	7.35

American Funds IS Global Growth Fund (Class 2)
2020	880,150	5.64	to	5.64	4,964,416	—	to	—	0.35	to	0.35	30.47	to	30.47
2019	917,641	4.32	to	4.32	3,967,208	—	to	—	1.13	to	1.13	35.28	to	35.28
2018	959,629	3.20	to	3.20	3,066,849	—	to	—	0.65	to	0.65	(9.05)	to	(9.05)
2017	1,025,188	3.51	to	3.51	3,602,183	—	to	—	0.67	to	0.67	31.47	to	31.47
2016	1,049,434	2.67	to	2.67	2,804,760	—	to	—	0.92	to	0.92	0.62	to	0.62

American Funds IS Global Small Capitalization Fund (Class 2)
2020	1,487,985	5.58	to	5.58	8,299,907	—	to	—	0.16	to	0.16	29.72	to	29.72
2019	1,509,829	4.30	to	4.30	6,492,006	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	1,529,352	3.27	to	3.27	4,999,879	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)
2017	1,543,299	3.65	to	3.65	5,640,372	—	to	—	0.43	to	0.43	25.89	to	25.89
2016	1,514,944	2.90	to	2.90	4,398,049	—	to	—	0.26	to	0.26	2.10	to	2.10

American Funds IS Growth Fund (Class 2)
2020	4,316,852	5.83	to	5.83	25,153,434	—	to	—	0.32	to	0.32	52.08	to	52.08
2019	4,629,977	3.83	to	3.83	17,739,339	—	to	—	0.74	to	0.74	30.77	to	30.77
2018	5,141,874	2.93	to	2.93	15,065,075	—	to	—	0.43	to	0.43	(0.25)	to	(0.25)
2017	5,406,256	2.94	to	2.94	15,879,201	—	to	—	0.50	to	0.50	28.29	to	28.29
2016	5,806,702	2.29	to	2.29	13,294,677	—	to	—	0.78	to	0.78	9.49	to	9.49

American Funds IS Growth-Income Fund (Class 2)
2020	2,804,507	4.62	to	4.62	12,965,854	—	to	—	1.35	to	1.35	13.55	to	13.55
2019	3,063,804	4.07	to	4.07	12,474,737	—	to	—	1.71	to	1.71	26.14	to	26.14
2018	3,150,118	3.23	to	3.23	10,168,393	—	to	—	1.38	to	1.38	(1.79)	to	(1.79)
2017	3,410,263	3.29	to	3.29	11,208,339	—	to	—	1.41	to	1.41	22.38	to	22.38
2016	3,598,887	2.69	to	2.69	9,665,026	—	to	—	1.48	to	1.48	11.52	to	11.52

American Funds IS International Fund (Class 2)
2020	159,721	44.06	to	44.06	7,036,603	—	to	—	0.66	to	0.66	13.97	to	13.97
2019	170,498	38.65	to	38.65	6,590,516	—	to	—	1.46	to	1.46	22.88	to	22.88
2018	179,576	31.46	to	31.46	5,648,847	—	to	—	1.71	to	1.71	(13.13)	to	(13.13)
2017	180,774	36.21	to	36.21	6,546,207	—	to	—	1.23	to	1.23	32.14	to	32.14
2016	201,880	27.40	to	27.40	5,532,198	—	to	—	1.41	to	1.41	3.53	to	3.53

American Funds IS New World Fund (Class 2)
2020	31,349	59.82	to	59.82	1,875,192	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	34,288	48.40	to	48.40	1,659,591	—	to	—	0.94	to	0.94	29.14	to	29.14
2018	37,496	37.48	to	37.48	1,405,313	—	to	—	0.87	to	0.87	(14.04)	to	(14.04)
2017	35,995	43.60	to	43.60	1,569,353	—	to	—	0.93	to	0.93	29.44	to	29.44
2016	41,140	33.68	to	33.68	1,385,665	—	to	—	0.76	to	0.76	5.26	to	5.26

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2020	1,135,451	7.58	to	7.58	8,606,251	—	to	—	1.82	to	1.82	6.69	to	6.69
2019	1,200,906	7.10	to	7.10	8,531,223	—	to	—	1.96	to	1.96	27.44	to	27.44
2018	1,338,544	5.57	to	5.57	7,461,355	—	to	—	2.26	to	2.26	(8.29)	to	(8.29)
2017	1,422,132	6.08	to	6.08	8,644,017	—	to	—	1.72	to	1.72	12.89	to	12.89
2016	1,470,243	5.38	to	5.38	7,915,932	—	to	—	2.30	to	2.30	18.02	to	18.02

SA-112

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Asset Manager Portfolio (Initial Class)
2020	16,103	$5.61	to	$5.61	$90,358	—%	to	—%	0.96%	to	0.96%	14.87%	to	14.87%
2019	36,740	4.88	to	4.88	179,474	—	to	—	1.60	to	1.60	18.25	to	18.25
2018	47,072	4.13	to	4.13	194,462	—	to	—	1.63	to	1.63	(5.35)	to	(5.35)
2017	53,607	4.36	to	4.36	233,977	—	to	—	1.84	to	1.84	14.10	to	14.10
2016	59,779	3.83	to	3.83	228,666	—	to	—	1.35	to	1.35	3.07	to	3.07

Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2020	—	39.65	to	39.65	—	—	to	—	—	to	—	33.34	to	33.34
2019	—	29.73	to	29.73	—	—	to	—	0.20	to	0.20	29.82	to	29.82
2018	1,807	22.90	to	22.90	41,382	—	to	—	0.33	to	0.33	(5.17)	to	(5.17)
2017	1,835	24.15	to	24.15	44,304	—	to	—	0.80	to	0.80	23.50	to	23.50
2016	853	19.55	to	19.55	16,680	—	to	—	0.34	to	0.34	2.66	to	2.66

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2020	10,259	20.97	to	20.97	215,152	—	to	—	3.01	to	3.01	12.24	to	12.24
2019	310	18.69	to	18.69	5,800	—	to	—	1.91	to	1.91	15.75	to	15.75
2018	316	16.14	to	16.14	5,106	—	to	—	1.42	to	1.42	(4.26)	to	(4.26)
2017	352	16.86	to	16.86	5,938	—	to	—	0.70	to	0.70	12.80	to	12.80
2016	16	14.95	to	14.95	239	—	to	—	1.61	to	1.61	5.23	to	5.23

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2020	16,364	22.51	to	22.51	368,294	—	to	—	1.06	to	1.06	14.72	to	14.72
2019	16,623	19.62	to	19.62	326,122	—	to	—	1.93	to	1.93	19.88	to	19.88
2018	15,275	16.37	to	16.37	249,982	—	to	—	1.22	to	1.22	(6.08)	to	(6.08)
2017	16,818	17.42	to	17.42	293,045	—	to	—	1.31	to	1.31	16.26	to	16.26
2016	16,631	14.99	to	14.99	249,260	—	to	—	1.32	to	1.32	5.80	to	5.80

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2020	29,991	24.67	to	24.67	739,879	—	to	—	1.01	to	1.01	16.64	to	16.64
2019	30,293	21.15	to	21.15	640,708	—	to	—	1.81	to	1.81	24.11	to	24.11
2018	29,995	17.04	to	17.04	511,155	—	to	—	1.16	to	1.16	(8.05)	to	(8.05)
2017	29,872	18.53	to	18.53	553,657	—	to	—	1.18	to	1.18	20.69	to	20.69
2016	29,900	15.36	to	15.36	459,160	—	to	—	1.25	to	1.25	6.37	to	6.37

Fidelity® VIP Government Money Market Portfolio (Service Class)
2020	324,253	10.45	to	10.45	3,388,793	—	to	—	0.15	to	0.15	0.28	to	0.28
2019	121,770	10.42	to	10.42	1,269,105	—	to	—	1.88	to	1.88	1.92	to	1.92
2018	94,876	10.23	to	10.23	970,219	—	to	—	1.57	to	1.57	1.55	to	1.55
2017	94,030	10.07	to	10.07	946,889	—	to	—	0.58	to	0.58	0.57	to	0.57
2016	98,502	10.01	to	10.01	986,252	—	to	—	0.10	to	0.10	0.10	to	0.10

Fidelity® VIP Growth Portfolio (Service Class 2)
2020	1,443	44.98	to	44.98	64,898	—	to	—	0.04	to	0.04	43.55	to	43.55
2019	1,478	31.34	to	31.34	46,315	—	to	—	0.05	to	0.05	33.98	to	33.98
2018	1,516	23.39	to	23.39	35,459	—	to	—	0.04	to	0.04	(0.43)	to	(0.43)
2017	1,553	23.49	to	23.49	36,479	—	to	—	0.08	to	0.08	34.81	to	34.81
2016	1,598	17.43	to	17.43	27,842	—	to	—	—	to	—	0.55	to	0.55

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2020	81,707	43.96	to	43.96	3,591,847	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	83,607	33.75	to	33.75	2,822,144	—	to	—	0.22	to	0.22	31.27	to	31.27
2018	89,105	25.71	to	25.71	2,291,158	—	to	—	0.44	to	0.44	(6.64)	to	(6.64)
2017	90,010	27.54	to	27.54	2,479,042	—	to	—	0.71	to	0.71	21.59	to	21.59
2016	111,955	22.65	to	22.65	2,536,005	—	to	—	0.62	to	0.62	7.73	to	7.73

SA-113

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2020	100,774	$36.14	to	$36.14	$3,641,659	—%	to	—%	0.40%	to	0.40%	17.87%	to	17.87%
2019	106,152	30.66	to	30.66	3,254,506	—	to	—	0.68	to	0.68	23.17	to	23.17
2018	110,153	24.89	to	24.89	2,741,830	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)
2017	110,990	29.21	to	29.21	3,241,498	—	to	—	0.47	to	0.47	20.54	to	20.54
2016	127,860	24.23	to	24.23	3,097,993	—	to	—	0.32	to	0.32	11.92	to	11.92

Fidelity® VIP Overseas Portfolio (Initial Class)
2020	95,203	4.63	to	4.63	441,198	—	to	—	0.44	to	0.44	15.61	to	15.61
2019	105,844	4.01	to	4.01	424,268	—	to	—	1.71	to	1.71	27.77	to	27.77
2018	116,940	3.14	to	3.14	366,875	—	to	—	1.52	to	1.52	(14.81)	to	(14.81)
2017	127,213	3.68	to	3.68	468,467	—	to	—	1.42	to	1.42	30.28	to	30.28
2016	136,654	2.83	to	2.83	386,264	—	to	—	1.41	to	1.41	(5.06)	to	(5.06)

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2020	1,692	18.89	to	18.89	31,971	—	to	—	3.12	to	3.12	7.16	to	7.16
2019	1,718	17.63	to	17.63	30,292	—	to	—	3.13	to	3.13	10.66	to	10.66
2018	1,744	15.93	to	15.93	27,781	—	to	—	3.27	to	3.27	(2.82)	to	(2.82)
2017	2,032	16.39	to	16.39	33,309	—	to	—	2.95	to	2.95	7.54	to	7.54
2016	2,135	15.24	to	15.24	32,541	—	to	—	3.20	to	3.20	8.02	to	8.02

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2020	175	25.90	to	25.90	4,525	—	to	—	1.07	to	1.07	8.02	to	8.02
2019	172	23.98	to	23.98	4,120	—	to	—	1.42	to	1.42	34.10	to	34.10
2018	1,433	17.88	to	17.88	25,623	—	to	—	0.72	to	0.72	(17.50)	to	(17.50)
2017	1,408	21.67	to	21.67	30,518	—	to	—	1.27	to	1.27	19.08	to	19.08
2016	1,387	18.20	to	18.20	25,250	—	to	—	0.76	to	0.76	9.27	to	9.27

Franklin Flex Cap Growth VIP Fund (Class 2)
2020	928	43.35	to	43.35	40,247	—	to	—	—	to	—	44.88	to	44.88
2019	921	29.92	to	29.92	27,573	—	to	—	—	to	—	31.17	to	31.17
2018	967	22.81	to	22.81	22,059	—	to	—	—	to	—	3.14	to	3.14
2017	1,052	22.12	to	22.12	23,270	—	to	—	—	to	—	26.94	to	26.94
2016	1,085	17.42	to	17.42	18,898	—	to	—	—	to	—	(2.89)	to	(2.89)

Franklin Income VIP Fund (Class 2)
2020	61,394	22.80	to	22.80	1,399,971	—	to	—	5.82	to	5.82	0.69	to	0.69
2019	64,122	22.65	to	22.65	1,452,101	—	to	—	5.69	to	5.69	16.06	to	16.06
2018	76,508	19.51	to	19.51	1,492,852	—	to	—	4.84	to	4.84	(4.30)	to	(4.30)
2017	78,744	20.39	to	20.39	1,605,586	—	to	—	4.06	to	4.06	9.67	to	9.67
2016	77,323	18.59	to	18.59	1,437,556	—	to	—	4.97	to	4.97	14.02	to	14.02

Franklin Mutual Global Discovery VIP Fund (Class 2)
2020	40,976	23.21	to	23.21	950,960	—	to	—	2.41	to	2.41	(4.46)	to	(4.46)
2019	41,861	24.29	to	24.29	1,016,873	—	to	—	1.23	to	1.23	24.37	to	24.37
2018	60,354	19.53	to	19.53	1,178,837	—	to	—	2.14	to	2.14	(11.22)	to	(11.22)
2017	84,666	22.00	to	22.00	1,862,634	—	to	—	1.79	to	1.79	8.60	to	8.60
2016	87,181	20.26	to	20.26	1,766,123	—	to	—	1.70	to	1.70	12.18	to	12.18

Franklin Mutual Shares VIP Fund (Class 2)
2020	60,224	30.06	to	30.06	1,810,105	—	to	—	2.84	to	2.84	(5.04)	to	(5.04)
2019	63,187	31.65	to	31.65	2,000,048	—	to	—	1.77	to	1.77	22.57	to	22.57
2018	74,552	25.82	to	25.82	1,925,220	—	to	—	2.42	to	2.42	(9.07)	to	(9.07)
2017	77,394	28.40	to	28.40	2,197,849	—	to	—	2.27	to	2.27	8.35	to	8.35
2016	78,649	26.21	to	26.21	2,061,443	—	to	—	2.02	to	2.02	16.06	to	16.06

SA-114

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2020	4,451	$43.24	to	$43.24	$192,471	—%	to	—%	1.25%	to	1.25%	15.97%	to	15.97%
2019	4,927	37.29	to	37.29	183,703	—	to	—	1.24	to	1.24	29.23	to	29.23
2018	4,859	28.85	to	28.85	140,196	—	to	—	1.28	to	1.28	(5.07)	to	(5.07)
2017	4,930	30.39	to	30.39	149,844	—	to	—	1.53	to	1.53	20.56	to	20.56
2016	5,247	25.21	to	25.21	132,268	—	to	—	1.35	to	1.35	16.04	to	16.04

Franklin Small Cap Value VIP Fund (Class 2)
2020	38,203	50.05	to	50.05	1,911,868	—	to	—	1.49	to	1.49	5.19	to	5.19
2019	40,158	47.58	to	47.58	1,910,588	—	to	—	1.08	to	1.08	26.35	to	26.35
2018	43,821	37.66	to	37.66	1,650,083	—	to	—	0.89	to	0.89	(12.88)	to	(12.88)
2017	44,782	43.22	to	43.22	1,935,512	—	to	—	0.51	to	0.51	10.65	to	10.65
2016	42,614	39.06	to	39.06	1,664,491	—	to	—	0.81	to	0.81	30.19	to	30.19

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2020	4,544	44.52	to	44.52	202,303	—	to	—	—	to	—	55.09	to	55.09
2019	4,614	28.70	to	28.70	132,434	—	to	—	—	to	—	31.44	to	31.44
2018	4,569	21.84	to	21.84	99,770	—	to	—	—	to	—	(5.37)	to	(5.37)
2017	4,611	23.08	to	23.08	106,409	—	to	—	—	to	—	21.40	to	21.40
2016	4,541	19.01	to	19.01	86,326	—	to	—	—	to	—	4.17	to	4.17

Franklin Strategic Income VIP Fund (Class 1)
2020	35,904	18.40	to	18.40	660,763	—	to	—	5.04	to	5.04	3.75	to	3.75
2019	37,545	17.74	to	17.74	665,967	—	to	—	5.37	to	5.37	8.41	to	8.41
2018	45,398	16.36	to	16.36	742,819	—	to	—	2.81	to	2.81	(1.91)	to	(1.91)
2017	49,065	16.68	to	16.68	818,470	—	to	—	3.30	to	3.30	4.74	to	4.74
2016	47,906	15.93	to	15.93	762,991	—	to	—	3.68	to	3.68	8.25	to	8.25

Putnam VT George Putnam Balanced Fund (Class IA)
2020	708	35.35	to	35.35	25,023	—	to	—	1.44	to	1.44	15.61	to	15.61
2019	845	30.58	to	30.58	25,834	—	to	—	1.58	to	1.58	24.35	to	24.35
2018	904	24.59	to	24.59	22,229	—	to	—	0.91	to	0.91	(2.82)	to	(2.82)
2017	956	25.30	to	25.30	24,181	—	to	—	1.76	to	1.76	15.29	to	15.29
2016	1,001	21.95	to	21.95	21,971	—	to	—	2.00	to	2.00	8.40	to	8.40

Hartford Balanced HLS Fund (Class IA)
2020	1,042,227	8.24	to	8.24	8,588,691	—	to	—	1.70	to	1.70	11.62	to	11.62
2019	1,128,299	7.38	to	7.38	8,330,342	—	to	—	1.88	to	1.88	22.80	to	22.80
2018	1,139,709	6.01	to	6.01	6,852,455	—	to	—	1.92	to	1.92	(5.24)	to	(5.24)
2017	1,307,195	6.34	to	6.34	8,294,151	—	to	—	2.35	to	2.35	15.59	to	15.59
2016	1,392,214	5.49	to	5.49	7,642,144	—	to	—	2.74	to	2.74	6.04	to	6.04

Hartford Capital Appreciation HLS Fund (Class IA)
2020	1,521,323	21.50	to	21.50	32,702,115	—	to	—	0.97	to	0.97	21.92	to	21.92
2019	1,641,013	17.63	to	17.63	28,934,044	—	to	—	1.14	to	1.14	31.28	to	31.28
2018	1,920,110	13.43	to	13.43	25,788,379	—	to	—	0.90	to	0.90	(6.96)	to	(6.96)
2017	2,158,882	14.43	to	14.43	31,163,074	—	to	—	1.11	to	1.11	22.14	to	22.14
2016	2,361,532	11.82	to	11.82	27,909,525	—	to	—	1.11	to	1.11	5.52	to	5.52

Hartford Disciplined Equity HLS Fund (Class IA)
2020	987,779	6.00	to	6.00	5,924,648	—	to	—	0.66	to	0.66	18.04	to	18.04
2019	296,898	5.08	to	5.08	1,508,612	—	to	—	0.86	to	0.86	34.12	to	34.12
2018	431,164	3.79	to	3.79	1,633,468	—	to	—	0.76	to	0.76	(1.99)	to	(1.99)
2017	456,021	3.87	to	3.87	1,762,771	—	to	—	0.96	to	0.96	21.92	to	21.92
2016	475,703	3.17	to	3.17	1,508,260	—	to	—	0.89	to	0.89	5.76	to	5.76

SA-115

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2020	1,126,213	$12.70	to	$12.70	$14,308,400	—%	to	—%	2.02%	to	2.02%	7.77%	to	7.77%
2019	1,123,350	11.79	to	11.79	13,243,113	—	to	—	1.88	to	1.88	28.60	to	28.60
2018	1,270,030	9.17	to	9.17	11,642,210	—	to	—	1.94	to	1.94	(5.32)	to	(5.32)
2017	1,366,830	9.68	to	9.68	13,233,378	—	to	—	1.61	to	1.61	18.36	to	18.36
2016	1,542,966	8.18	to	8.18	12,621,568	—	to	—	2.07	to	2.07	14.89	to	14.89

Hartford Global Growth HLS Fund (Class IA) (merged September 18, 2020)
2020	—	4.08	to	4.08	—	—	to	—	0.68	to	0.68	18.71	to	18.71
2019	37,245	3.43	to	3.43	127,906	—	to	—	0.40	to	0.40	32.61	to	32.61
2018	35,592	2.59	to	2.59	92,167	—	to	—	0.53	to	0.53	(3.81)	to	(3.81)
2017	29,450	2.69	to	2.69	79,280	—	to	—	0.52	to	0.52	32.73	to	32.73
2016	33,189	2.03	to	2.03	67,316	—	to	—	0.69	to	0.69	1.96	to	1.96

Hartford Growth Opportunities HLS Fund (Class IA) (merged September 18, 2020)
2020	—	94.02	to	94.02	—	—	to	—	—	to	—	39.21	to	39.21
2019	39,981	67.54	to	67.54	2,700,350	—	to	—	—	to	—	30.68	to	30.68
2018	44,688	51.68	to	51.68	2,309,591	—	to	—	—	to	—	0.53	to	0.53
2017	41,697	51.41	to	51.41	2,143,663	—	to	—	—	to	—	30.45	to	30.45
2016	42,701	39.41	to	39.41	1,682,911	—	to	—	0.43	to	0.43	(0.49)	to	(0.49)

Hartford High Yield HLS Fund (Class IA) (merged September 25, 2020)
2020	—	23.36	to	23.36	—	—	to	—	9.21	to	9.21	1.22	to	1.22
2019	16,786	23.08	to	23.08	387,336	—	to	—	6.10	to	6.10	15.06	to	15.06
2018	22,579	20.06	to	20.06	452,823	—	to	—	5.78	to	5.78	(3.44)	to	(3.44)
2017	19,820	20.77	to	20.77	411,674	—	to	—	5.43	to	5.43	7.60	to	7.60
2016	29,338	19.30	to	19.30	566,303	—	to	—	6.35	to	6.35	14.25	to	14.25

Hartford International Opportunities HLS Fund (Class IA)
2020	891,291	6.40	to	6.40	5,702,114	—	to	—	1.95	to	1.95	20.45	to	20.45
2019	958,092	5.31	to	5.31	5,088,837	—	to	—	1.88	to	1.88	26.42	to	26.42
2018	1,116,444	4.20	to	4.20	4,690,539	—	to	—	1.94	to	1.94	(18.74)	to	(18.74)
2017	1,136,120	5.17	to	5.17	5,874,298	—	to	—	1.44	to	1.44	25.25	to	25.25
2016	1,217,175	4.13	to	4.13	5,024,620	—	to	—	1.65	to	1.65	1.26	to	1.26

Hartford MidCap HLS Fund (Class IA)
2020	383,026	16.35	to	16.35	6,261,251	—	to	—	0.05	to	0.06	25.11	to	26.19
2019	368,352	13.07	to	13.07	4,813,035	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	394,361	9.83	to	9.83	3,878,268	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)
2017	416,006	10.63	to	10.63	4,420,203	—	to	—	—	to	—	24.47	to	24.47
2016	490,720	8.54	to	8.54	4,189,088	—	to	—	0.18	to	0.18	11.98	to	11.98

Hartford MidCap Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	40.24	to	40.24	—	—	to	—	0.57	to	0.57	(18.26)	to	(18.26)
2019	14,389	49.23	to	49.23	708,374	—	to	—	1.03	to	1.03	31.20	to	31.20
2018	16,995	37.52	to	37.52	637,708	—	to	—	1.01	to	1.01	(14.57)	to	(14.57)
2017	20,513	43.92	to	43.92	901,011	—	to	—	0.56	to	0.56	13.47	to	13.47
2016	20,163	38.71	to	38.71	780,512	—	to	—	0.55	to	0.55	12.82	to	12.82

Hartford Small Company HLS Fund (Class IA)
2020	700,835	10.12	to	10.12	7,095,563	—	to	—	—	to	—	55.52	to	55.52
2019	724,665	6.51	to	6.51	4,717,743	—	to	—	—	to	—	37.00	to	37.00
2018	791,118	4.75	to	4.75	3,759,504	—	to	—	—	to	—	(4.23)	to	(4.23)
2017	892,995	4.96	to	4.96	4,431,160	—	to	—	—	to	—	26.36	to	26.36
2016	935,425	3.93	to	3.93	3,673,367	—	to	—	—	to	—	2.05	to	2.05

SA-116

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford MidCap Growth HLS Fund (Class IA) (merged September 18, 2020)
2020	—	$30.90	to	$30.90	$—	—%	to	—%	—%	to	—%	7.96%	to	7.96%
2019	35	28.62	to	28.62	1,007	—	to	—	0.53	to	0.53	39.79	to	39.79
2018	32	20.47	to	20.47	661	—	to	—	0.80	to	0.80	(10.05)	to	(10.05)
2017	61	22.76	to	22.76	1,381	—	to	—	0.86	to	0.86	14.43	to	14.43
2016	63	19.89	to	19.89	1,263	—	to	—	1.93	to	1.93	16.49	to	16.49

Hartford Small Cap Growth HLS Fund (Class IA)
2020	45	50.56	to	50.56	2,254	—	to	—	—	to	—	33.20	to	33.20
2019	139	37.96	to	37.96	5,262	—	to	—	—	to	—	35.81	to	35.81
2018	137	27.95	to	27.95	3,826	—	to	—	—	to	—	(11.70)	to	(11.70)
2017	139	31.65	to	31.65	4,390	—	to	—	0.04	to	0.04	20.07	to	20.07
2016	133	26.36	to	26.36	3,501	—	to	—	0.15	to	0.15	12.37	to	12.37

Hartford Stock HLS Fund (Class IA)
2020	1,493,803	12.18	to	12.18	18,188,201	—	to	—	1.71	to	1.71	12.08	to	12.08
2019	1,537,359	10.86	to	10.86	16,701,588	—	to	—	1.65	to	1.65	31.22	to	31.22
2018	1,664,186	8.28	to	8.28	13,777,908	—	to	—	1.58	to	1.58	(0.14)	to	(0.14)
2017	1,788,363	8.29	to	8.29	14,827,155	—	to	—	1.82	to	1.82	19.85	to	19.85
2016	1,915,871	6.92	to	6.92	13,253,805	—	to	—	1.81	to	1.81	7.42	to	7.42

Hartford Total Return Bond HLS Fund (Class IA)
2020	3,282,935	4.44	to	4.44	14,564,509	—	to	—	3.72	to	3.72	9.02	to	9.02
2019	3,325,739	4.07	to	4.07	13,533,064	—	to	—	3.94	to	3.94	10.65	to	10.65
2018	3,290,700	3.68	to	3.68	12,101,779	—	to	—	3.86	to	3.86	(0.81)	to	(0.81)
2017	3,438,002	3.71	to	3.71	12,746,393	—	to	—	2.96	to	2.96	5.16	to	5.16
2016	3,459,482	3.53	to	3.53	12,196,715	—	to	—	2.56	to	2.56	4.49	to	4.49

Hartford U.S. Government Securities HLS Fund (Class IA) (merged September 25, 2020)
2020	—	13.45	to	13.77	—	—	to	—	2.86	to	3.22	5.74	to	5.74
2019	50,015	12.72	to	13.02	650,848	—	to	—	2.55	to	2.59	5.22	to	5.22
2018	49,365	12.09	to	12.38	610,557	—	to	—	2.29	to	2.39	0.85	to	0.85
2017	68,422	11.99	to	12.27	839,087	—	to	—	2.17	to	2.18	1.32	to	1.32
2016	68,696	11.83	to	12.11	831,424	—	to	—	1.96	to	2.37	1.54	to	1.54

Hartford Ultrashort Bond HLS Fund (Class IA)
2020	2,111,783	1.95	to	1.95	4,108,285	—	to	—	2.27	to	2.27	1.44	to	1.44
2019	1,887,039	1.92	to	1.92	3,619,096	—	to	—	1.79	to	1.79	2.82	to	2.82
2018	1,666,136	1.87	to	1.87	3,107,927	—	to	—	1.11	to	1.11	1.57	to	1.57
2017	1,737,010	1.84	to	1.84	3,190,071	—	to	—	0.74	to	0.74	1.01	to	1.01
2016	2,207,743	1.82	to	1.82	4,013,875	—	to	—	0.44	to	0.44	0.96	to	0.96

Hartford Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	22.31	to	22.31	—	—	to	—	1.77	to	1.77	(11.32)	to	(11.32)
2019	48,229	25.16	to	25.16	1,213,315	—	to	—	2.03	to	2.03	27.71	to	27.71
2018	47,450	19.70	to	19.70	934,701	—	to	—	1.68	to	1.68	(10.18)	to	(10.18)
2017	47,597	21.93	to	21.93	1,043,876	—	to	—	1.70	to	1.70	15.44	to	15.44
2016	51,150	19.00	to	19.00	971,757	—	to	—	1.84	to	1.84	13.69	to	13.69

Invesco V.I. American Franchise Fund (Series I)
2020	1,219	38.91	to	38.91	47,454	—	to	—	0.07	to	0.07	42.35	to	42.35
2019	1,291	27.34	to	27.34	35,298	—	to	—	—	to	—	36.76	to	36.76
2018	3,388	19.99	to	19.99	67,733	—	to	—	—	to	—	(3.62)	to	(3.62)
2017	11,076	20.74	to	20.74	229,715	—	to	—	0.08	to	0.08	27.34	to	27.34
2016	11,209	16.29	to	16.29	182,562	—	to	—	—	to	—	2.27	to	2.27

SA-117

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Value Fund (Series II)
2020	5,494	$23.28	to	$23.28	$127,907	—%	to	—%	0.65%	to	0.65%	0.86%	to	0.86%
2019	5,718	23.08	to	23.08	132,003	—	to	—	0.40	to	0.40	24.71	to	24.71
2018	11,730	18.51	to	18.51	217,120	—	to	—	0.14	to	0.14	(12.87)	to	(12.87)
2017	22,931	21.24	to	21.24	487,146	—	to	—	0.70	to	0.70	9.68	to	9.68
2016	9,685	19.37	to	19.37	187,584	—	to	—	0.12	to	0.12	15.22	to	15.22

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2020	17,087	18.57	to	18.57	317,373	—	to	—	8.05	to	8.05	10.22	to	10.22
2019	17,542	16.85	to	16.85	295,602	—	to	—	—	to	—	15.21	to	15.21
2018	14,973	14.63	to	14.63	219,013	—	to	—	1.54	to	1.54	(6.46)	to	(6.46)
2017	14,923	15.64	to	15.64	233,350	—	to	—	4.05	to	4.05	10.16	to	10.16
2016	14,723	14.20	to	14.20	208,995	—	to	—	0.44	to	0.44	11.64	to	11.64

Invesco V.I. Comstock Fund (Series II)
2020	5,749	27.02	to	27.02	155,306	—	to	—	2.19	to	2.19	(1.09)	to	(1.09)
2019	5,905	27.31	to	27.31	161,294	—	to	—	1.59	to	1.59	24.94	to	24.94
2018	7,633	21.86	to	21.86	166,867	—	to	—	0.91	to	0.91	(12.37)	to	(12.37)
2017	14,468	24.95	to	24.95	360,902	—	to	—	2.37	to	2.37	17.57	to	17.57
2016	25,103	21.22	to	21.22	532,604	—	to	—	1.34	to	1.34	16.99	to	16.99

Invesco V.I. Core Equity Fund (Series I)
2020	925	38.33	to	38.33	35,470	—	to	—	1.37	to	1.37	13.85	to	13.85
2019	951	33.66	to	33.66	32,002	—	to	—	0.96	to	0.96	28.96	to	28.96
2018	973	26.10	to	26.10	25,391	—	to	—	0.88	to	0.88	(9.39)	to	(9.39)
2017	1,089	28.81	to	28.81	31,383	—	to	—	1.07	to	1.07	13.17	to	13.17
2016	1,351	25.46	to	25.46	34,399	—	to	—	0.77	to	0.77	10.26	to	10.26

Invesco V.I. Global Real Estate Fund (Series I)
2020	2,051	22.91	to	22.91	46,995	—	to	—	5.13	to	5.13	(12.32)	to	(12.32)
2019	1,950	26.13	to	26.13	50,944	—	to	—	4.63	to	4.63	23.00	to	23.00
2018	1,935	21.24	to	21.24	41,102	—	to	—	3.89	to	3.89	(6.15)	to	(6.15)
2017	1,913	22.64	to	22.64	43,297	—	to	—	3.21	to	3.21	13.05	to	13.05
2016	2,425	20.02	to	20.02	48,558	—	to	—	1.56	to	1.56	2.04	to	2.04

Invesco V.I. Growth and Income Fund (Series II)
2020	5,014	24.42	to	24.42	122,470	—	to	—	2.05	to	2.05	1.85	to	1.85
2019	5,040	23.98	to	23.98	120,862	—	to	—	1.58	to	1.58	24.85	to	24.85
2018	5,063	19.21	to	19.21	97,239	—	to	—	1.79	to	1.79	(13.59)	to	(13.59)
2017	5,087	22.23	to	22.23	113,079	—	to	—	1.32	to	1.32	14.04	to	14.04
2016	5,119	19.49	to	19.49	99,789	—	to	—	0.91	to	0.91	19.43	to	19.43

Invesco V.I. International Growth Fund (Series I)
2020	25,662	19.01	to	19.01	487,732	—	to	—	2.42	to	2.42	14.00	to	14.00
2019	26,783	16.67	to	16.67	446,545	—	to	—	1.54	to	1.54	28.57	to	28.57
2018	33,952	12.97	to	12.97	440,279	—	to	—	1.94	to	1.94	(14.98)	to	(14.98)
2017	41,202	15.25	to	15.25	628,408	—	to	—	1.39	to	1.39	23.00	to	23.00
2016	58,839	12.40	to	12.40	729,588	—	to	—	1.33	to	1.33	(0.45)	to	(0.45)

Invesco V.I. Mid Cap Core Equity Fund (Series I)
2020	2,925	38.31	to	38.31	112,062	—	to	—	0.74	to	0.74	9.25	to	9.25
2019	3,065	35.07	to	35.07	107,500	—	to	—	0.50	to	0.50	25.28	to	25.28
2018	3,167	27.99	to	27.99	88,648	—	to	—	0.49	to	0.49	(11.35)	to	(11.35)
2017	3,510	31.58	to	31.58	110,822	—	to	—	0.53	to	0.53	14.92	to	14.92
2016	7,878	27.48	to	27.48	216,475	—	to	—	0.06	to	0.06	13.43	to	13.43

SA-118

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Mid Cap Growth Fund (Series I) (merged April 30, 2020)
2020	—	$22.15	to	$22.15	$—	—%	to	—%	—%	to	—%	(5.50)%	to	(5.50)%
2019	11,624	23.44	to	23.44	272,450	—	to	—	—	to	—	34.34	to	34.34
2018	11,581	17.45	to	17.45	202,060	—	to	—	—	to	—	(5.58)	to	(5.58)
2017	17,391	18.48	to	18.48	321,374	—	to	—	—	to	—	22.49	to	22.49
2016	17,748	15.09	to	15.09	267,761	—	to	—	—	to	—	0.76	to	0.76

Invesco V.I. Small Cap Equity Fund (Series I)
2020	12,349	36.28	to	36.28	447,994	—	to	—	0.37	to	0.37	27.24	to	27.24
2019	12,051	28.51	to	28.51	343,585	—	to	—	—	to	—	26.60	to	26.60
2018	16,407	22.52	to	22.52	369,491	—	to	—	—	to	—	(15.08)	to	(15.08)
2017	16,714	26.52	to	26.52	443,239	—	to	—	—	to	—	14.06	to	14.06
2016	24,562	23.25	to	23.25	571,110	—	to	—	—	to	—	12.06	to	12.06

Lord Abbett Bond Debenture Portfolio (Class VC)
2020	39,028	23.74	to	23.74	926,707	—	to	—	3.91	to	3.91	7.30	to	7.30
2019	41,706	22.13	to	22.13	922,873	—	to	—	5.82	to	5.82	13.35	to	13.35
2018	20,214	19.52	to	19.52	394,596	—	to	—	4.22	to	4.22	(4.02)	to	(4.02)
2017	20,877	20.34	to	20.34	424,619	—	to	—	3.76	to	3.76	9.21	to	9.21
2016	25,780	18.62	to	18.62	480,098	—	to	—	4.07	to	4.07	12.13	to	12.13

Lord Abbett Dividend Growth Portfolio (Class VC)
2020	1,039	37.11	to	37.11	38,564	—	to	—	1.01	to	1.01	15.42	to	15.42
2019	1,043	32.16	to	32.16	33,543	—	to	—	0.17	to	0.17	26.45	to	26.45
2018	14,078	25.43	to	25.43	358,019	—	to	—	1.92	to	1.92	(4.67)	to	(4.67)
2017	13,251	26.68	to	26.68	353,514	—	to	—	1.83	to	1.83	19.12	to	19.12
2016	12,344	22.39	to	22.39	276,435	—	to	—	6.38	to	6.38	15.10	to	15.10

Lord Abbett Fundamental Equity Portfolio (Class VC)
2020	370	25.92	to	25.92	9,596	—	to	—	1.34	to	1.34	1.77	to	1.77
2019	326	25.47	to	25.47	8,314	—	to	—	1.35	to	1.35	21.51	to	21.51
2018	292	20.96	to	20.96	6,113	—	to	—	1.58	to	1.58	(8.16)	to	(8.16)
2017	260	22.82	to	22.82	5,932	—	to	—	1.08	to	1.08	12.57	to	12.57
2016	246	20.27	to	20.27	4,993	—	to	—	1.23	to	1.23	15.74	to	15.74

Lord Abbett Growth and Income Portfolio (Class VC)
2020	500	25.63	to	25.63	12,826	—	to	—	1.81	to	1.81	2.70	to	2.70
2019	483	24.96	to	24.96	12,051	—	to	—	0.39	to	0.39	22.49	to	22.49
2018	2,689	20.37	to	20.37	54,790	—	to	—	1.42	to	1.42	(8.14)	to	(8.14)
2017	2,574	22.18	to	22.18	57,082	—	to	—	1.39	to	1.39	13.38	to	13.38
2016	2,447	19.56	to	19.56	47,861	—	to	—	1.56	to	1.56	17.11	to	17.11

MFS® Growth Series (Initial Class)
2020	3,636	51.56	to	51.56	187,480	—	to	—	—	to	—	31.86	to	31.86
2019	3,464	39.10	to	39.10	135,464	—	to	—	—	to	—	38.15	to	38.15
2018	3,223	28.31	to	28.31	91,221	—	to	—	0.10	to	0.10	2.67	to	2.67
2017	2,143	27.57	to	27.57	59,074	—	to	—	0.11	to	0.11	31.40	to	31.40
2016	2,349	20.98	to	20.98	49,277	—	to	—	0.03	to	0.03	2.44	to	2.44

MFS® Investors Trust Series (Initial Class)
2020	3,999	39.87	to	39.87	159,426	—	to	—	0.63	to	0.63	13.87	to	13.87
2019	5,307	35.01	to	35.01	185,834	—	to	—	0.69	to	0.69	31.58	to	31.58
2018	12,187	26.61	to	26.61	324,321	—	to	—	1.08	to	1.08	(5.49)	to	(5.49)
2017	968	28.16	to	28.16	27,262	—	to	—	0.64	to	0.64	23.35	to	23.35
2016	889	22.83	to	22.83	20,298	—	to	—	0.86	to	0.86	8.59	to	8.59

SA-119

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® New Discovery Series (Initial Class)
2020	3,599	$83.87	to	$83.87	$301,843	—%	to	—%	—%	to	—%	45.89%	to	45.89%
2019	3,221	57.49	to	57.49	185,166	—	to	—	—	to	—	41.70	to	41.70
2018	3,315	40.57	to	40.57	134,508	—	to	—	—	to	—	(1.48)	to	(1.48)
2017	2,600	41.18	to	41.18	107,051	—	to	—	—	to	—	26.65	to	26.65
2016	2,717	32.51	to	32.51	88,319	—	to	—	—	to	—	9.05	to	9.05

MFS® Total Return Bond Series (Initial Class)
2020	60,269	18.63	to	18.63	1,122,965	—	to	—	3.17	to	3.17	8.47	to	8.47
2019	94,806	17.18	to	17.18	1,628,568	—	to	—	1.88	to	1.88	10.21	to	10.21
2018	264,013	15.59	to	15.59	4,115,170	—	to	—	3.28	to	3.28	(1.09)	to	(1.09)
2017	301,350	15.76	to	15.76	4,748,738	—	to	—	2.96	to	2.96	4.46	to	4.46
2016	126,278	15.09	to	15.09	1,905,027	—	to	—	3.60	to	3.60	4.23	to	4.23

MFS® Total Return Series (Initial Class)
2020	24,649	32.37	to	32.37	797,835	—	to	—	2.30	to	2.30	9.81	to	9.81
2019	25,550	29.47	to	29.47	753,097	—	to	—	2.26	to	2.26	20.38	to	20.38
2018	27,569	24.48	to	24.48	674,996	—	to	—	2.17	to	2.17	(5.61)	to	(5.61)
2017	29,185	25.94	to	25.94	757,046	—	to	—	2.29	to	2.29	12.30	to	12.30
2016	31,290	23.10	to	23.10	722,770	—	to	—	3.10	to	3.10	9.09	to	9.09

MFS® Value Series (Initial Class)
2020	56,954	28.25	to	28.25	1,609,001	—	to	—	1.60	to	1.60	3.48	to	3.48
2019	57,894	27.30	to	27.30	1,580,630	—	to	—	2.04	to	2.04	29.80	to	29.80
2018	72,615	21.03	to	21.03	1,527,377	—	to	—	1.55	to	1.55	(10.09)	to	(10.09)
2017	74,809	23.39	to	23.39	1,750,040	—	to	—	1.95	to	1.95	17.65	to	17.65
2016	76,114	19.88	to	19.88	1,513,449	—	to	—	2.02	to	2.02	14.09	to	14.09

Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)
2020	1,214	40.50	to	40.50	49,184	—	to	—	—	to	—	36.24	to	36.24
2019	1,284	29.73	to	29.73	38,166	—	to	—	—	to	—	35.85	to	35.85
2018	3,217	21.88	to	21.88	70,394	—	to	—	—	to	—	(5.96)	to	(5.96)
2017	9,125	23.27	to	23.27	212,333	—	to	—	0.01	to	0.01	26.50	to	26.50
2016	9,471	18.40	to	18.40	174,218	—	to	—	0.12	to	0.12	(2.43)	to	(2.43)

Invesco Oppenheimer V.I. Global Fund (Series II)
2020	16,060	37.63	to	37.63	604,339	—	to	—	0.44	to	0.44	27.34	to	27.34
2019	18,601	29.55	to	29.55	549,703	—	to	—	0.67	to	0.67	31.45	to	31.45
2018	21,579	22.48	to	22.48	485,113	—	to	—	0.76	to	0.76	(13.39)	to	(13.39)
2017	22,017	25.96	to	25.96	571,489	—	to	—	0.73	to	0.73	36.32	to	36.32
2016	22,980	19.04	to	19.04	437,569	—	to	—	0.76	to	0.76	(0.16)	to	(0.16)

Invesco Oppenheimer V.I. Main Street Fund® (Series II)
2020	1,455	35.03	to	35.03	50,961	—	to	—	1.17	to	1.17	13.69	to	13.69
2019	1,558	30.81	to	30.81	47,993	—	to	—	0.81	to	0.81	31.74	to	31.74
2018	1,591	23.39	to	23.39	37,201	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)
2017	1,622	25.45	to	25.45	41,278	—	to	—	1.03	to	1.03	16.63	to	16.63
2016	1,671	21.82	to	21.82	36,459	—	to	—	0.98	to	0.98	11.30	to	11.30

Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
2020	12,592	35.29	to	35.29	444,416	—	to	—	0.38	to	0.38	19.64	to	19.64
2019	12,757	29.50	to	29.50	376,341	—	to	—	—	to	—	26.13	to	26.13
2018	10,948	23.39	to	23.39	256,048	—	to	—	0.04	to	0.04	(10.54)	to	(10.54)
2017	6,000	26.14	to	26.14	156,862	—	to	—	0.64	to	0.64	13.91	to	13.91
2016	7,385	22.95	to	22.95	169,488	—	to	—	0.28	to	0.28	17.67	to	17.67

SA-120

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Growth Fund (Class IB)
2020	3,918	$62.22	to	$62.22	$243,794	—%	to	—%	—%	to	—%	48.37%	to	48.37%
2019	4,053	41.94	to	41.94	169,972	—	to	—	—	to	—	37.45	to	37.45
2018	3,989	30.51	to	30.51	121,700	—	to	—	—	to	—	(13.84)	to	(13.84)
2017	4,256	35.41	to	35.41	150,721	—	to	—	0.47	to	0.47	7.93	to	7.93
2016	4,397	32.81	to	32.81	144,252	—	to	—	0.76	to	0.76	15.52	to	15.52

Putnam VT Diversified Income Fund (Class IA)
2020	751	37.69	to	37.69	28,289	—	to	—	7.90	to	7.90	(0.76)	to	(0.76)
2019	785	37.98	to	37.98	29,830	—	to	—	3.54	to	3.54	11.56	to	11.56
2018	820	34.04	to	34.04	27,919	—	to	—	4.45	to	4.45	(0.74)	to	(0.74)
2017	882	34.30	to	34.30	30,236	—	to	—	5.97	to	5.97	7.42	to	7.42
2016	1,146	31.93	to	31.93	36,591	—	to	—	7.61	to	7.61	5.76	to	5.76

Putnam VT Equity Income Fund (Class IA)
2020	141,385	48.02	to	48.02	6,789,945	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	150,285	45.28	to	45.28	6,805,195	—	to	—	2.29	to	2.29	30.73	to	30.73
2018	168,954	34.64	to	34.64	5,852,160	—	to	—	0.90	to	0.90	(8.27)	to	(8.27)
2017	181,579	37.76	to	37.76	6,856,640	—	to	—	0.01	to	0.01	19.06	to	19.06
2016	989	31.72	to	31.72	31,362	—	to	—	2.09	to	2.09	13.96	to	13.96

Putnam VT Global Asset Allocation Fund (Class IA)
2020	3,931	70.63	to	70.63	277,663	—	to	—	2.14	to	2.14	12.58	to	12.58
2019	4,168	62.73	to	62.73	261,498	—	to	—	1.74	to	1.74	17.42	to	17.42
2018	4,459	53.43	to	53.43	238,263	—	to	—	2.10	to	2.10	(7.02)	to	(7.02)
2017	4,846	57.46	to	57.46	278,444	—	to	—	1.93	to	1.93	15.67	to	15.67
2016	7,368	49.68	to	49.68	366,045	—	to	—	2.26	to	2.26	6.98	to	6.98

Putnam VT Global Equity Fund (Class IA)
2020	38,733	62.50	to	62.50	2,420,858	—	to	—	0.40	to	0.40	10.32	to	10.32
2019	41,565	56.66	to	56.66	2,354,912	—	to	—	0.01	to	0.01	26.92	to	26.92
2018	42,997	44.64	to	44.64	1,919,326	—	to	—	0.55	to	0.55	(12.21)	to	(12.21)
2017	46,495	50.85	to	50.85	2,364,192	—	to	—	1.57	to	1.57	28.71	to	28.71
2016	47,937	39.51	to	39.51	1,893,852	—	to	—	1.35	to	1.35	1.37	to	1.37

Putnam VT Global Health Care Fund (Class IA)
2020	2,711	57.46	to	57.46	155,775	—	to	—	0.70	to	0.70	16.47	to	16.47
2019	2,801	49.34	to	49.34	138,199	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	2,948	37.78	to	37.78	111,389	—	to	—	1.19	to	1.19	(0.29)	to	(0.29)
2017	3,248	37.89	to	37.89	123,086	—	to	—	0.77	to	0.77	15.60	to	15.60
2016	3,584	32.78	to	32.78	117,478	—	to	—	—	to	—	(11.14)	to	(11.14)

Putnam VT High Yield Fund (Class IA)
2020	20,886	59.20	to	59.20	1,236,467	—	to	—	5.83	to	5.83	5.50	to	5.50
2019	21,667	56.11	to	56.11	1,215,817	—	to	—	6.06	to	6.06	14.55	to	14.55
2018	22,701	48.99	to	48.99	1,112,052	—	to	—	5.88	to	5.88	(3.59)	to	(3.59)
2017	27,429	50.81	to	50.81	1,393,695	—	to	—	6.04	to	6.04	7.22	to	7.22
2016	29,610	47.39	to	47.39	1,403,193	—	to	—	6.33	to	6.33	15.66	to	15.66

Putnam VT Income Fund (Class IA)
2020	51,611	45.21	to	45.21	2,333,583	—	to	—	5.13	to	5.13	6.01	to	6.01
2019	66,366	42.65	to	42.65	2,830,578	—	to	—	3.37	to	3.37	12.24	to	12.24
2018	68,158	38.00	to	38.00	2,589,863	—	to	—	3.13	to	3.13	0.37	to	0.37
2017	62,000	37.86	to	37.86	2,347,226	—	to	—	4.57	to	4.57	5.90	to	5.90
2016	55,517	35.75	to	35.75	1,984,632	—	to	—	4.72	to	4.72	2.27	to	2.27

SA-121

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT International Equity Fund (Class IA)
2020	27,012	$29.47	to	$29.47	$796,040	—%	to	—%	1.84%	to	1.84%	12.35%	to	12.35%
2019	29,073	26.23	to	26.23	762,609	—	to	—	1.72	to	1.72	25.55	to	25.55
2018	34,407	20.89	to	20.89	718,841	—	to	—	1.68	to	1.68	(18.95)	to	(18.95)
2017	38,450	25.78	to	25.78	991,079	—	to	—	2.47	to	2.47	26.93	to	26.93
2016	43,214	20.31	to	20.31	877,557	—	to	—	3.66	to	3.66	(2.21)	to	(2.21)

Putnam VT Emerging Markets Equity Fund (Class IA)
2020	350	33.90	to	33.90	11,870	—	to	—	0.31	to	0.31	28.25	to	28.25
2019	570	26.43	to	26.43	15,057	—	to	—	—	to	—	25.21	to	25.21
2018	583	21.11	to	21.11	12,310	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)
2017	598	25.87	to	25.87	15,476	—	to	—	1.26	to	1.26	35.37	to	35.37
2016	612	19.11	to	19.11	11,703	—	to	—	1.24	to	1.24	(6.46)	to	(6.46)

Putnam VT International Value Fund (Class IA)
2020	1,275	24.70	to	24.70	31,481	—	to	—	2.68	to	2.68	4.23	to	4.23
2019	1,283	23.69	to	23.69	30,392	—	to	—	2.89	to	2.89	20.44	to	20.44
2018	1,646	19.67	to	19.67	32,377	—	to	—	2.35	to	2.35	(17.38)	to	(17.38)
2017	1,975	23.81	to	23.81	47,039	—	to	—	1.71	to	1.71	25.06	to	25.06
2016	2,254	19.04	to	19.04	42,903	—	to	—	2.67	to	2.67	1.28	to	1.28

Putnam VT Multi-Cap Core Fund (Class IA)
2020	1,700	37.42	to	37.42	63,618	—	to	—	1.36	to	1.36	17.64	to	17.64
2019	2,385	31.81	to	31.81	75,865	—	to	—	1.37	to	1.37	32.00	to	32.00
2018	2,953	24.10	to	24.10	71,162	—	to	—	1.35	to	1.35	(7.44)	to	(7.44)
2017	3,287	26.03	to	26.03	85,571	—	to	—	1.28	to	1.28	23.14	to	23.14
2016	3,588	21.14	to	21.14	75,863	—	to	—	1.53	to	1.53	12.34	to	12.34

Putnam VT Government Money Market Fund (Class IA)
2020	62	1.88	to	1.88	116	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	73	1.87	to	1.87	136	—	to	—	1.81	to	1.81	1.80	to	1.80
2018	82	1.84	to	1.84	151	—	to	—	1.41	to	1.41	1.43	to	1.43
2017	91	1.81	to	1.81	164	—	to	—	0.47	to	0.47	0.48	to	0.48
2016	97	1.80	to	1.80	175	—	to	—	—	to	—	0.00 (1)	to	0.00 (1)

Putnam VT Sustainable Leaders Fund (Class IA)
2020	60,344	106.83	to	106.83	6,446,443	—	to	—	0.63	to	0.63	29.06	to	29.06
2019	64,682	82.77	to	82.77	5,353,851	—	to	—	0.69	to	0.69	36.72	to	36.72
2018	70,927	60.54	to	60.54	4,293,970	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)
2017	76,658	61.33	to	61.33	4,701,224	—	to	—	0.83	to	0.83	29.55	to	29.55
2016	81,537	47.34	to	47.34	3,859,732	—	to	—	0.96	to	0.96	8.06	to	8.06

Putnam VT Small Cap Value Fund (Class IB)
2020	5,770	22.79	to	22.79	131,488	—	to	—	1.09	to	1.09	3.96	to	3.96
2019	6,029	21.92	to	21.92	132,152	—	to	—	0.65	to	0.65	24.24	to	24.24
2018	6,743	17.64	to	17.64	118,959	—	to	—	0.40	to	0.40	(19.93)	to	(19.93)
2017	6,958	22.03	to	22.03	153,312	—	to	—	0.70	to	0.70	7.87	to	7.87
2016	7,178	20.43	to	20.43	146,610	—	to	—	1.22	to	1.22	27.49	to	27.49

Templeton Developing Markets VIP Fund (Class 1)
2020	22,572	15.43	to	15.43	348,294	—	to	—	4.38	to	4.38	17.39	to	17.39
2019	22,329	13.14	to	13.14	293,505	—	to	—	1.24	to	1.24	26.92	to	26.92
2018	21,610	10.36	to	10.36	223,810	—	to	—	1.12	to	1.12	(15.44)	to	(15.44)
2017	20,431	12.25	to	12.25	250,238	—	to	—	1.28	to	1.28	40.65	to	40.65
2016	17,850	8.71	to	8.71	155,438	—	to	—	1.03	to	1.03	17.79	to	17.79

SA-122

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Foreign VIP Fund (Class 2)
2020	24,269	$12.25	to	$12.25	$297,228	—%	to	—%	3.30%	to	3.30%	(1.16)%	to	(1.16)%
2019	26,062	12.39	to	12.39	322,931	—	to	—	1.61	to	1.61	12.53	to	12.53
2018	29,038	11.01	to	11.01	319,741	—	to	—	2.64	to	2.64	(15.44)	to	(15.44)
2017	27,226	13.02	to	13.02	354,533	—	to	—	2.44	to	2.44	16.69	to	16.69
2016	26,131	11.16	to	11.16	291,601	—	to	—	1.74	to	1.74	7.17	to	7.17

Templeton Global Bond VIP Fund (Class 2)
2020	88,570	18.54	to	18.54	1,642,014	—	to	—	8.44	to	8.44	(5.28)	to	(5.28)
2019	92,508	19.57	to	19.57	1,810,637	—	to	—	6.98	to	6.98	2.01	to	2.01
2018	99,338	19.19	to	19.19	1,905,941	—	to	—	—	to	—	1.94	to	1.94
2017	95,410	18.82	to	18.82	1,795,767	—	to	—	—	to	—	1.93	to	1.93
2016	95,136	18.47	to	18.47	1,756,784	—	to	—	—	to	—	2.94	to	2.94

Templeton Growth VIP Fund (Class 2)
2020	13,900	17.52	to	17.52	243,523	—	to	—	2.99	to	2.99	5.80	to	5.80
2019	12,974	16.56	to	16.56	214,830	—	to	—	2.78	to	2.78	15.15	to	15.15
2018	12,111	14.38	to	14.38	174,148	—	to	—	1.99	to	1.99	(14.85)	to	(14.85)
2017	11,301	16.89	to	16.89	190,836	—	to	—	1.61	to	1.61	18.50	to	18.50
2016	11,737	14.25	to	14.25	167,257	—	to	—	1.98	to	1.98	9.62	to	9.62

Morgan Stanley VIF Discovery Portfolio (Class II)
2020	6,926	80.32	to	80.32	556,298	—	to	—	—	to	—	152.04	to	152.04
2019	6,093	31.87	to	31.87	194,163	—	to	—	—	to	—	39.97	to	39.97
2018	7,678	22.77	to	22.77	174,810	—	to	—	—	to	—	10.53	to	10.53
2017	7,657	20.60	to	20.60	157,724	—	to	—	—	to	—	38.60	to	38.60
2016	7,710	14.86	to	14.86	114,588	—	to	—	—	to	—	(8.84)	to	(8.84)

Putnam VT Growth Opportunities Fund (Class IB) (available July 8, 2016)
2020	14,993	27.18	to	27.18	407,469	—	to	—	0.04	to	0.04	38.71	to	38.71
2019	16,114	19.59	to	19.59	315,727	—	to	—	0.13	to	0.13	36.74	to	36.74
2018	15,880	14.33	to	14.33	227,545	—	to	—	—	to	—	2.38	to	2.38
2017	16,383	14.00	to	14.00	229,288	—	to	—	0.10	to	0.10	30.90	to	30.90
2016	17,188	10.69	to	10.69	183,764	—	to	—	—	to	—	5.17	to	5.17

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2020	1,073,453	14.64	to	14.64	15,716,281	—	to	—	1.76	to	1.76	18.24	to	18.24
2019	1,233,067	12.38	to	12.38	15,268,260	—	to	—	2.19	to	2.19	31.34	to	31.34
2018	1,314,320	9.43	to	9.43	12,390,723	—	to	—	1.05	to	1.05	(4.93)	to	(4.93)
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2020	4,642	27.65	to	27.65	128,331	—	to	—	1.67	to	1.67	6.44	to	6.44
2019	4,510	25.97	to	25.97	117,138	—	to	—	1.86	to	1.86	27.11	to	27.11
2018	4,340	20.43	to	20.43	88,679	—	to	—	2.10	to	2.10	(8.54)	to	(8.54)
2017	4,184	22.34	to	22.34	93,471	—	to	—	1.54	to	1.54	12.65	to	12.65
2016	4,000	19.83	to	19.83	79,334	—	to	—	2.22	to	2.22	17.71	to	17.71

Putnam VT Diversified Income Fund (Class IB)
2020	12,886	17.70	to	17.70	228,094	—	to	—	7.53	to	7.53	(0.90)	to	(0.90)
2019	13,637	17.86	to	17.86	243,599	—	to	—	3.39	to	3.39	11.23	to	11.23
2018	15,261	16.06	to	16.06	245,080	—	to	—	4.13	to	4.13	(0.98)	to	(0.98)
2017	15,382	16.22	to	16.22	249,491	—	to	—	6.64	to	6.64	7.12	to	7.12
2016	20,120	15.14	to	15.14	304,618	—	to	—	7.94	to	7.94	5.42	to	5.42

SA-123

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Equity Income Fund (Class IB)
2020	9,071	$48.71	to	$48.71	$441,789	—%	to	—%	1.89%	to	1.89%	5.80%	to	5.80%
2019	11,434	46.03	to	46.03	526,366	—	to	—	2.03	to	2.03	30.40	to	30.40
2018	12,768	35.30	to	35.30	450,724	—	to	—	0.70	to	0.70	(8.49)	to	(8.49)
2017	12,922	38.58	to	38.58	498,499	—	to	—	1.76	to	1.76	18.77	to	18.77
2016	15,223	32.48	to	32.48	494,432	—	to	—	1.87	to	1.87	13.64	to	13.64

Putnam VT Global Asset Allocation Fund (Class IB)
2020	—	24.29	to	24.29	—	—	to	—	4.10	to	4.10	12.31	to	12.31
2019	5	21.62	to	21.62	117	—	to	—	1.80	to	1.80	17.13	to	17.13
2018	9	18.46	to	18.46	164	—	to	—	2.04	to	2.04	(7.26)	to	(7.26)
2017	10	19.91	to	19.91	198	—	to	—	1.38	to	1.38	15.34	to	15.34
2016	9	17.26	to	17.26	159	—	to	—	2.62	to	2.62	6.71	to	6.71

Putnam VT High Yield Fund (Class IB)
2020	159	31.32	to	31.32	4,975	—	to	—	5.60	to	5.60	5.21	to	5.21
2019	163	29.77	to	29.77	4,846	—	to	—	5.74	to	5.74	14.40	to	14.40
2018	416	26.02	to	26.02	10,827	—	to	—	5.64	to	5.64	(4.07)	to	(4.07)
2017	409	27.12	to	27.12	11,094	—	to	—	5.66	to	5.66	6.98	to	6.98
2016	401	25.35	to	25.35	10,176	—	to	—	6.13	to	6.13	15.55	to	15.55

Putnam VT Income Fund (Class IB)
2020	1,764	22.76	to	22.76	40,155	—	to	—	4.74	to	4.74	5.73	to	5.73
2019	1,653	21.52	to	21.52	35,579	—	to	—	3.22	to	3.22	11.89	to	11.89
2018	1,082	19.24	to	19.24	20,819	—	to	—	2.98	to	2.98	0.20	to	0.20
2017	1,190	19.20	to	19.20	22,853	—	to	—	4.36	to	4.36	5.59	to	5.59
2016	1,005	18.18	to	18.18	18,271	—	to	—	4.41	to	4.41	2.00	to	2.00

Putnam VT International Equity Fund (Class IB)
2020	2,419	27.86	to	27.86	67,391	—	to	—	1.61	to	1.61	12.10	to	12.10
2019	2,477	24.86	to	24.86	61,581	—	to	—	1.36	to	1.36	25.15	to	25.15
2018	2,524	19.86	to	19.86	50,135	—	to	—	1.38	to	1.38	(19.11)	to	(19.11)
2017	2,566	24.56	to	24.56	63,002	—	to	—	2.16	to	2.16	26.58	to	26.58
2016	2,602	19.40	to	19.40	50,469	—	to	—	3.57	to	3.57	(2.45)	to	(2.45)

Putnam VT International Value Fund (Class IB)
2020	112	11.88	to	11.88	1,335	—	to	—	2.41	to	2.41	3.94	to	3.94
2019	106	11.43	to	11.43	1,210	—	to	—	2.58	to	2.58	20.22	to	20.22
2018	99	9.50	to	9.50	938	—	to	—	1.98	to	1.98	(17.61)	to	(17.61)
2017	91	11.54	to	11.54	1,047	—	to	—	1.41	to	1.41	24.70	to	24.70
2016	80	9.25	to	9.25	745	—	to	—	2.23	to	2.23	1.11	to	1.11

Putnam VT Sustainable Leaders Fund (Class IB)
2020	1,734	63.98	to	63.98	110,952	—	to	—	0.41	to	0.41	28.74	to	28.74
2019	1,779	49.69	to	49.69	88,395	—	to	—	0.44	to	0.44	36.36	to	36.36
2018	1,815	36.44	to	36.44	66,152	—	to	—	—	to	—	(1.53)	to	(1.53)
2017	1,848	37.01	to	37.01	68,377	—	to	—	0.60	to	0.60	29.22	to	29.22
2016	1,877	28.64	to	28.64	53,744	—	to	—	0.68	to	0.68	7.79	to	7.79

Putnam VT Growth Opportunities Fund (Class IA) (available July 8, 2016)
2020	473,724	27.10	to	27.10	12,835,886	—	to	—	0.24	to	0.24	39.09	to	39.09
2019	500,423	19.48	to	19.48	9,748,829	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	558,824	14.21	to	14.21	7,939,998	—	to	—	0.05	to	0.05	2.60	to	2.60
2017	575,686	13.85	to	13.85	7,972,124	—	to	—	0.14	to	0.14	31.30	to	31.30
2016	600,964	10.55	to	10.55	6,338,434	—	to	—	—	to	—	5.23	to	5.23

SA-124

Separate Account VL II
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2020	25,574	$14.59	to	$14.59	$373,020	—%	to	—%	—%	to	—%	48.27%	to	48.27%
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

*    This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**    These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***    This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#    Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)     Amount is less than 0.01%.

7.    Subsequent Events:

On January 18, 2021, the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 13, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

SA-125

Talcott Resolution Life Insurance Company and Subsidiaries
Audited Financial Statements
As of December 31, 2020 and December 31, 2019 (Successor Company)
For the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Description	Page
Report of Independent Registered Public Accounting Firm	F-3
Consolidated Statements of Operations — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
F-6
Consolidated Statements of Comprehensive Income (Loss) — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-7
Consolidated Balance Sheets — As of December 31, 2020 and 2019 (Successor Company)	F-8
Consolidated Statements of Changes in Stockholder's Equity — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-9
Consolidated Statements of Cash Flows — For the Years Ended December 31, 2020 and 2019 (Successor Company), For the Period of June 1, 2018 to December 31, 2018 (Successor Company) and For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)	F-10
Notes to Consolidated Financial Statements	F-11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Talcott Resolution Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the "Company") as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows, for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years ended December 31, 2020 and December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), in conformity with accounting principles generally accepted in the United States of America.
Emphasis of Matters
As discussed in Note 1 to the financial statements, the Company's direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805, Business Combinations.
As discussed in Note 15 to the financial statements, on January 18, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current-period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Future Policy Benefits, Embedded Derivatives and Amortization of Value of Business Acquired— Refer to Notes 1, 2, 4, 6 and 7 to the Consolidated Financial Statements
Critical Audit Matter Description
The Company’s products include universal life-type annuity contracts with guarantees that result in death and other insurance benefit liabilities to the Company. These liabilities are reported as a component of Reserves for Future Policy Benefits.
Certain annuity contracts offered riders with guaranteed minimum withdrawal benefits, the non-life contingent portion of which are accounted for as embedded derivatives and are reported as a component of Other Policyholder Funds and Benefits Payable.
Value of business acquired (VOBA) is an intangible asset, and represents an estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts. VOBA is amortized over the estimated gross profits of those acquired contracts.
The valuation of the reserves for such future policy benefits, valuation of embedded derivatives included within other policyholder funds, and the amortization of VOBA are measured based on actuarial methodologies and underlying economic and future policyholder behavior assumptions. Significant judgment is involved in the selection of the assumptions used to determine the valuation of the reserves for such future policy benefits, in the methods and assumptions used in the valuation of embedded derivatives, and the estimated gross profits used in the valuation of the amortization of VOBA. The principal assumptions include mortality, lapse, withdrawal, persistency, expenses, and interest rates.
Given the high level of estimation uncertainty of management’s actuarial assumptions, performing audit procedures to evaluate these assumptions required a high degree of auditor judgment and an increased extent of effort, including the need to involve our actuarial specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing assumptions used by management to estimate the valuation of future policy benefits, valuation of embedded derivatives and amortization of VOBA included the following, among others:
•We tested the effectiveness of management’s controls over the assumption setting process.
•We tested the completeness and accuracy of the underlying data that served as the basis for the assumptions.
•With the assistance of our actuarial specialists, we evaluated the appropriateness of the assumptions and methodologies used by management.
•With the assistance of our actuarial specialists, on a sample basis, we developed independent estimates of the valuations derived from those assumptions and methodologies and compared our estimates to management’s estimates.
Investments in Fixed Maturities Classified as Available-for-Sale and Freestanding Derivatives — Refer to Notes 2, 3 and 4 to the consolidated financial statements
Critical Audit Matter Description
Investments in fixed maturities classified as available-for-sale are reported at fair value in the consolidated financial statements. Freestanding derivatives, which are reported in other investments or other liabilities, as appropriate, after considering the impact of master netting agreements, are also reported at fair value in the consolidated financial statements. Where fair values cannot be determined based on observable inputs, management uses unobservable inputs, such as credit spreads, equity volatility and interest rates beyond the observable curve, requiring judgment by management to determine the estimated fair value.
We identified investments in fixed maturities classified as available-for-sale and freestanding derivatives as a critical audit matter because of the unobservable inputs management uses to estimate fair value. Auditing these unobservable inputs used by management required a high degree of auditor judgment, and an increased extent of effort, including the need to involve our fair value specialists.
How the Critical Audit Matter Was Addressed in the Audit
Our audit procedures related to testing the valuation of fixed maturities classified as available-for-sale and freestanding derivatives included the following, among others:
•We tested the effectiveness of management’s controls over the determination of fair value.
•We evaluated management’s valuation methodology and the reasonableness of the unobservable inputs.

•With assistance of our fair value specialists, on a sample basis, we developed independent fair value estimates and compared our estimates to management’s estimates.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
February 25, 2021

We have served as the Company’s auditor since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Revenues
Fee income and other	$741	$821	$502	$381
Earned premiums	35	42	31	42
Net investment income	816	924	509	520
Net realized capital gains (losses)	(74)	(275)	142	(107)
Amortization of deferred reinsurance gain	53	59	38	—
Total revenues	1,571	1,571	1,222	836
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	626	760	415	534
Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA")	50	(25)	98	16
Insurance operating costs and other expenses	364	423	235	183
Other intangible asset amortization	6	5	4	—
Dividends to policyholders	60	5	2	2
Total benefits, losses and expenses	1,106	1,168	754	735
Income before income taxes	465	403	468	101
Income tax expense	66	44	59	7
Net income	$399	$359	$409	$94
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Net income	$399	$359	$409	$94
Other comprehensive income (loss):
Change in net unrealized gain on fixed maturities	565	890	(173)	(430)
Change in unrealized losses on fixed maturities, AFS for which an allowance for credit losses ("ACL") has been recorded	—
Change in net gain on cash-flow hedging instruments	(1)	—	—	(18)
Change in foreign currency translation adjustments	—	(2)	2	1
OCI, net of tax	564	888	(171)	(447)
Comprehensive income (loss)	$963	$1,247	$238	$(353)
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (net of ACL of $1 and $0, respectively) (amortized cost of $13,137 and $13,020, respectively)	$14,875	$13,988
Equity securities, at fair value	65	45
Mortgage loans (net of ACL of $17 and $0, respectively)	2,092	2,241
Policy loans, at outstanding balance	1,452	1,467
Limited partnerships and other alternative investments	999	939
Other investments	24	40
Short-term investments	802	550
Total investments	20,309	19,270
Cash	40	128
Premiums receivable and agents’ balances, net	10	12
Reinsurance recoverables (net of ACL of $7 and $0, respectively)	27,455	28,824
VOBA	586	696
Deferred income taxes, net	478	681
Other intangible assets	40	46
Other assets	345	481
Separate account assets	109,625	104,575
Total assets	$158,888	$154,713
Liabilities
Reserve for future policy benefits	$18,625	$18,465
Other policyholder funds and benefits payable	25,307	27,161
Other liabilities	2,146	1,960
Separate account liabilities	109,625	104,575
Total liabilities	155,703	152,161
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income ("AOCI"), net of tax	1,281	717
Retained earnings	137	68
Total stockholder’s equity	3,185	2,552
Total liabilities and stockholder’s equity	$158,888	$154,713
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

For the Year Ended December 31, 2020 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$717	$68	$2,552
Cumulative effect of accounting changes, net of tax	—	—	—	(11)	(11)
Adjusted balance, beginning of period	6	1,761	717	57	2,541
Net income	—	—	—	399	399
Total other comprehensive income	—	—	564	—	564
Dividends paid	—	—	—	(319)	(319)
Balance, end of period	$6	$1,761	$1,281	$137	$3,185

For the Year Ended December 31, 2019 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552

For the Period of June 1, 2018 to December 31, 2018 (Successor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive loss	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(In millions)	2020	2019
Operating Activities
Net income	$399	$359	$409	$94
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Net realized capital (gains) losses	74	275	(142)	107
Amortization of deferred reinsurance gain	(53)	(59)	(38)	—
Amortization of DAC and VOBA	50	(25)	98	16
Additions to DAC and VOBA	—	—	—	(1)
Depreciation and (accretion) amortization	69	51	31	(1)
Other operating activities, net	259	205	63	131
Change in assets and liabilities:
Increase in reinsurance recoverables	(331)	(272)	(990)	(2)
Decrease in accrued and deferred income taxes	54	51	29	274
Increase (decrease) in reserve for future policy benefits and unearned premiums	160	141	(503)	45
Net changes in other assets and other liabilities	185	(169)	302	(60)
Net cash provided by (used for) operating activities	866	557	(741)	603
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,824	3,498	3,303	4,397
Equity securities, at fair value	7	213	68	49
Mortgage loans	373	257	101	116
Partnerships	77	134	83	188
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,866)	(2,589)	(3,024)	(2,447)
Equity securities, at fair value	(26)	(5)	(10)	(25)
Mortgage loans	(242)	(413)	(323)	(86)
Partnerships	(134)	(156)	(97)	(80)
Net proceeds from (payments for) repurchase agreements program	(16)	19	(22)	—
Net proceeds from (payments for) derivatives	143	(272)	(303)	(200)
Net increase (decrease) in policy loans	15	(26)	18	(26)
Net sales of property and equipment	—	—	—	44
Net proceeds from (payments for) short-term investments	(234)	288	1,770	(1,494)
Other investing activities, net	(10)	8	16	27
Net cash provided by (used for) investing activities	(89)	956	1,580	463
Financing Activities
Deposits and other additions to investment and universal life-type contracts	1,971	2,168	1,959	1,782
Withdrawals and other deductions from investment and universal life-type contracts	(9,627)	(11,074)	(10,173)	(9,206)
Net transfers from separate accounts related to investment and universal life-type contracts	7,117	8,202	7,360	6,999
Decrease in securities loaned or sold under agreements to repurchase	(7)	(204)	(11)	(406)
Dividends paid	(319)	(700)	—	—
Return of capital to parent	—	—	—	(517)
Net repayments at maturity or settlement of consumer notes	—	—	—	(8)
Net cash used for financing activities	(865)	(1,608)	(865)	(1,356)
Foreign exchange rate effect on cash	—	2	—	—
Net decrease in cash	(88)	(93)	(26)	(290)
Cash — beginning of year	128	221	247	537
Cash — end of year	$40	$128	$221	$247
Supplemental Disclosure of Cash Flow Information
Income taxes received	$—	$25	$17	$271
See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation ("TLI"). Hopmeadow Holdings LP (“Hopmeadow Holdings", or "HHLP ”) is the ultimate parent of the Company.
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On May 31, 2018 the Company's indirect parent, Hartford Holding, Inc. ("HHI") completed the sale of the Company's parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group ("Global Atlantic"), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. ("The Hartford") or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP ("Talcott Resolution Sale Transaction").
In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. In 2020, the transition services agreement was completed as all supported services have fully transitioned to the Company. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.
HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply "pushdown" accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.
On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts ("Commonwealth Annuity Reinsurance Agreement") to Commonwealth Annuity and Life Insurance Company ("Commonwealth"), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain, net of amortization, of $878 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance agreement and will be amortized over the life of the underlying policies reinsured.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
COVID 19 Update
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy continues to affect companies across all industries. For the year ended December 31, 2020 (Successor Company), the COVID-19 pandemic did have varying impacts on components of revenue, however, there was no overall impact as revenues were flat year over year. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. The Company successfully transitioned to a fully remote work environment in March of 2020 and remains fully remote with minimal disruption to our operations. As further discussed in this document, the Company’s financial performance is dependent on financial market conditions and potential newly emergent trends in mortality and policyholder behavior as a result of the COVID-19 public health crisis. As such, the Company continues to be unable to quantify its impact on the financial results and operations in future periods.
Consolidation
The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of credit losses on fixed maturities, AFS and ACL on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements. The ultimate extent to which the COVID-19 pandemic will directly impact the Company's business, results of operations and financial condition will depend on future developments that are highly uncertain. Actual results may differ from these estimates.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Adoption of New Accounting Standards
Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings
In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in AOCI resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Financial Instruments - Recognition and Measurement
On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale ("AFS"), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.
Revenue Recognition
On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.
Revenue from customers for other than insurance and investment contracts was $80 and $84 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.
Hedging Activities
The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under previous accounting, total hedge ineffectiveness was reported separately in realized gains and losses apart from the hedged transaction. The updated guidance was effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company's financial statements upon adoption.
Changes to the Disclosure Requirements for Fair Value Measurement
On August 28, 2018 the FASB issued Accounting Standards Update ("ASU") 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company's consolidated financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Financial Instruments - Credit Losses
On January 1, 2020 the Company adopted ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,("ASU 2016-13", or "CECL") together with related updated guidance for recognition and measurement of credit losses on certain financial instruments not carried at fair value, including reinsurance recoverables. This guidance replaces the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at amortized cost, which resulted in the recognition of greater allowances for losses. Under the new model, an allowance for credit losses ("ACL") is recognized as an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and off-balance sheet credit exposures that the Company cannot unconditionally cancel. The measurement of the expected credit loss estimate is based on historical loss data, current conditions, and reasonable and supportable forecasts.
Credit losses on fixed maturities, AFS carried at fair value continue to be measured similar to previous guidance for other-than-temporary impairments ("OTTI"); however, losses are now recognized through the ACL and no longer as an adjustment to the amortized cost. Recoveries of OTTI on fixed maturities, AFS are recognized as reversals of the ACL recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. For fixed maturities, AFS this guidance is applied prospectively. Additionally, the new guidance requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to establish an ACL at acquisition, which is recorded with the purchase price to establish the initial amortized cost of the investment.
The Company adopted the guidance through a cumulative-effect adjustment that decreased retained earnings by $11, after tax, primarily related to the Company's mortgage loan investments. No ACL was recognized at adoption for fixed maturities, AFS as those provisions of the guidance are applied prospectively. Upon adoption, the Company did not have any purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance.

Summary of Adoption Impacts
ACL on mortgage loans	$(9)
ACL on reinsurance recoverables	(5)
Deferred income tax asset	3
Net decrease to retained earnings	$(11)
Future Adoption of New Accounting Standards
Targeted Improvements to the Accounting for Long Duration Contracts
The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, "locked in" at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.
Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument's credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.
This guidance was amended through the issuance of ASU 2020-11, which deferred the effective date the Company is required to adopt the guidance to January 1, 2023, with early adoption permitted. The Company continues to assess its policies, processes, and applicable systems to determine the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics of the business or its related cash flows.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and its principal products and services are comprised of variable annuities, fixed and payout annuities, and private-placement life insurance. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value, net of ACL, in accordance with new guidance adopted January 1, 2020 regarding expected credit losses. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder's equity as a component of AOCI, after adjustments for the effect of VOBA (Successor Company) and reserve adjustments. Equity securities are measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of ACL. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month lag and hedge funds on a one-month lag. Accordingly, income for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and and the period of January 1, 2018 to May 31, 2018 (Predecessor Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments consist of derivative instruments which are carried at fair value and real estate acquired in satisfaction of debt.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and changes in the ACL on fixed maturities, AFS; mortgage loans; and reinsurance recoverables are recognized as net realized capital losses in accordance with the Company’s impairment and ACL policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments have previously recognized an ACL and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. Prior to January 1, 2020 the Company applied OTTI guidance to debt securities in an unrealized loss position and accreted the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. In accordance with accounting guidance adopted January 1, 2020 regarding expected credit losses, the losses are now recognized through an ACL and no longer as an adjustment to amortized cost. The Company’s non-income producing investments were not material for the years ended December 31, 2020 and 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company).
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:
•to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;
•to manage liquidity;
•to control transaction costs;
•to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an ACL which is based on the expectation of lifetime credit loss.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.
VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The principal assumptions used in estimating the fair value calculation of VOBA include mortality, persistency, expenses, and interest rates, in addition to other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits ("EGPs") and it is reviewed for recoverability quarterly.
Prior to June 2018, for universal life-type contracts (including variable annuities), the DAC asset was amortized over the estimated life of the contracts acquired in proportion to the present value of EGPs. The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.
The Company determines EGPs using a set of stochastic reversion to mean ("RTM") separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2020, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder behavior assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (Successor Company), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (Successor Company) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
The Company uses reinsurance for a portion of its fixed and payout annuity businesses and its life insurance business.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and individual, institutional, and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements
The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:
Level 1    Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.
Level 2    Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.
Level 3    Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.
The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$444	$—	$444	$—
Collateralized loan obligations ("CLOs")	1,428	—	1,169	259
Commercial mortgage-backed securities ("CMBS")	1,215	—	1,161	54
Corporate	8,552	—	8,224	328
Foreign government/government agencies	266	—	266	—
Municipal	875	—	875	—
Residential mortgage-backed securities ("RMBS")	769	—	615	154
U.S. Treasuries	1,326	117	1,209	—
Total fixed maturities	14,875	117	13,963	795
Equity securities, at fair value	65	11	22	32
Derivative assets
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	6	—	4	2
Macro hedge program	7	—	7	—
Total derivative assets [1]	12	—	10	2
Short-term investments	802	586	194	22
Reinsurance recoverable for GMWB	7	—	—	7
Separate account assets [2]	108,748	67,679	40,609	20
Total assets accounted for at fair value on a recurring basis	$124,509	$68,393	$54,798	$878
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$21	$—	$—	$21
Total other policyholder funds and benefits payable	21	—	—	21
Derivative liabilities
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	(19)	—	(19)	—
Macro hedge program	(460)	—	(19)	(441)
Total derivative liabilities [3]	(480)	—	(39)	(441)
Modified coinsurance reinsurance contracts	(93)	—	(93)	—
Total liabilities accounted for at fair value on a recurring basis	$(552)	$—	$(132)	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$295	$—	$282	$13
CLOs	1,150	—	1,092	58
CMBS	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
RMBS	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Other investments	6	—	6	—
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893

Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)
[1]Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]Approximately $877 and $2.4 billion of investment sales receivables, as of December 31, 2020 and 2019 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $441 and $461 of investments, as of December 31, 2020 and 2019 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:
•Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.
•Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.
•Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.
•Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.
The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, certain short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)
• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:
• Estimate of future principal prepayments, derived from the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity
Corporates
• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature	• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature
U.S Treasuries, Municipals, and Foreign government/government agencies
• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements	• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility • Swap curve beyond 30 years

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2020 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$259	Discounted cash flows	Spread	249bps	305bps	304bps	Decrease
CMBS [3]	49	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	255bps	1,582bps	570bps	Decrease
Corporate [4]	269	Discounted cash flows	Spread	116bps	1,210bps	304bps	Decrease
RMBS [3]	154	Discounted cash flows	Spread [6]	7bps	592bps	119bps	Decrease
			Constant prepayment rate [6]	—%	10%	5%	Decrease [5]
			Constant default rate [6]	2%	6%	3%	Decrease
			Loss severity [6]	—%	100%	81%	Decrease
As of December 31, 2019 (Successor Company)
Assets accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]Excludes securities for which the Company bases fair value on broker quotations.
[4]Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[5]Decrease for above market rate coupons and increase for below market rate coupons.
[6]Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2020 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$2	Discounted cash flows	Swap curve beyond 30 years	1%	1%	1%	Decrease
Macro hedge program [3], [4]
Equity options	(471)	Option model	Equity volatility	—%	53%	31%	Increase
Customized swaps	21	Discounted cash flows	Equity volatility	16%	26%	19%	Increase
Interest rate swaption	9	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2019 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase
[1]The weighted average is determined based on the fair value of the securities.
[2]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]Excludes derivatives for which the Company bases fair value on broker quotations.
[4]Includes activity previously reported as GMWB hedging instruments. For further discussion please refer to GMWB Derivatives, net in Footnote 4 - Derivative Instruments of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives	The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.
Free-standing Customized Derivatives	The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.
GMWB Reinsurance Derivative	The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.
Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.
Credit Standing Adjustment
The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels	• Market implied equity volatility assumptions
• Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:
• Withdrawal utilization
• Withdrawal rates
• Lapse rates
• Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of December 31, 2020 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	—%	100%	62%	Increase
Withdrawal Rates [3]	4%	8%	6%	Increase
Lapse Rates [4]	—%	55%	5%	Decrease [8]
Reset Elections [5]	—%	99%	8%	Decrease [8]
Equity Volatility [6]	16%	28%	21%	Increase
Credit standing adjustment [7]	0.18%	0.45%	0.34%	Decrease
As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease
[1]Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]Range represents assumed percentages of policyholders taking withdrawals.
[3]Range represents assumed annual percentage of allowable amount withdrawn.
[4]Range represents assumed annual percentages of policyholders electing a full surrender.
[5]Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]Range represents Company credit spreads, adjusted for market recoverability.
[8]The impact may be an increase for some contracts, particularly those with out of the money guarantees.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 43% and 49% were subject to significant liquidation restrictions as of December 31, 2020 and 2019 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2020 and 2019 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2020
Assets
Fixed maturities, AFS
ABS	$13	$—	$(1)	$40	$—	$—	$—	$(52)	$—
CLOs	58	—	2	237	(28)	—	—	(10)	259
CMBS	37	—	(3)	18	—	—	2	—	54
Corporate	387	2	12	51	(40)	(24)	357	(417)	328
RMBS	247	—	—	57	(64)	(28)	—	(58)	154
Total fixed maturities, AFS	742	2	10	403	(132)	(52)	359	(537)	795
Equity securities, at fair value	33	—	—	1	—	(2)	—	—	32
Freestanding derivatives
Interest rate	(2)	4	—	—	—	—	—	—	2
GMWB hedging instruments	38	(38)	—	—	—	—	—	—	—
Total freestanding derivatives [5]	36	(34)	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	17	(21)	—	—	11	—	—	—	7
Separate accounts	23	—	—	12	—	(7)	—	(8)	20
Short-term investments	6	—	—	22	(6)	—	—	—	22
Total assets	$857	$(53)	$10	$438	$(127)	$(61)	$359	$(545)	$878
(Liabilities)
Freestanding derivatives
Macro hedge program	(113)	(456)	—	339	(211)	—	—	—	(441)
Total freestanding derivatives [5]	(113)	(456)	—	339	(211)	—	—	—	(441)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	5	67	—	—	(51)	—	—	—	21
Total other policyholder funds and benefits payable	5	67	—	—	(51)	—	—	—	21
Total liabilities	$(108)	$(389)	$—	$339	$(262)	$—	$—	$—	$(420)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(105)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	$(27)	$(6)	$—	$—	$31	$—	$—	$—	$(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds and benefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)
[1]The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]All amounts are before income taxes and amortization.
[4]Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs. Transfers into and out of Level 3 for the year ended December 31, 2020, were primarily related to private securities that were priced using internal matrix pricing in the prior period, but changed to broker pricing in the current period and inversely, private securities that were priced using broker pricing in the prior period, but changed to internal matrix pricing in the current period.
[5]Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.
[6]Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
Corporate	$—	$(4)
Total fixed maturities, AFS	—	(4)
Equity securities, at fair value	—	(2)
Freestanding derivatives
Equity	—	(1)
Interest rate	6	(6)
GMWB hedging instruments [3]	(16)	(35)
Total freestanding derivatives	(10)	(42)
Reinsurance recoverable for GMWB	(21)	(34)
Total assets	$(31)	$(82)
(Liabilities)
Freestanding derivatives
Macro hedge program [3]	$(212)	$(359)
Total freestanding derivatives	(212)	(359)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	67	134
Total other policyholder funds and benefits payable	67	134
Total liabilities	$(145)	$(225)
[1]All amounts presented are reported in net realized capital gains (losses).The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
[3]The dynamic hedge program, which included GMWB hedging instruments, was closed in the first half of 2020. Any risks previously covered by the dynamic hedging program are now covered by the macro hedge program.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company
	For the Years Ended December 31,
	2020	2019
Assets
Fixed maturities, AFS
CLOs	$1	$—
CMBS	(3)	1
Corporate	7	17
RMBS	(1)	1
Total fixed maturities, AFS	4	19
Total assets	$4	$19
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income (Loss).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)
	Fair Value Hierarchy Level	Carrying Amount [1]	Fair Value	Carrying Amount	Fair Value
		December 31, 2020		December 31, 2019
Assets
Policy loans	Level 3	$1,452	$1,452	$1,467	$1,467
Mortgage loans	Level 3	$2,092	$2,248	$2,241	$2,331
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$5,282	$5,261	$6,049	$5,912
Assumed investment contracts [3]	Level 3	$—	$—	$1	$1
[1]    As of December 31, 2020, carrying amount of mortgage loans is net of ACL of $17.
[2]    Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.
[3]    Included in other liabilities on the Consolidated Balance Sheets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Fixed maturities [1]	$518	$586	$343	$395
Equity securities	7	6	9	4
Mortgage loans	92	92	49	54
Policy loans	82	84	48	32
Limited partnerships and other alternative investments	130	161	67	41
Other investments [2]	13	19	11	13
Investment expenses	(26)	(24)	(18)	(19)
Total net investment income	$816	$924	$509	$520
[1]    Includes net investment income on short-term investments.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the Corporate Owned Life Insurance ("COLI") block of business.

Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Gross gains on sales	$166	$67	$12	$49
Gross losses on sales	(32)	(18)	(38)	(112)
Equity securities [1]	1	2	(21)	2
Net credit losses on fixed maturities, AFS [2]	(1)
Change in ACL on mortgage loans [3]	(8)
Intent-to-sell impairments	(6)	—	(1)	—
Net OTTI losses recognized in earnings		(4)	(6)	—
Valuation allowances on mortgage loans		—	(5)	—
Results of variable annuity hedge program:
GMWB derivatives, net	82	53	12	12
Macro hedge program	(414)	(418)	153	(36)
Total results of variable annuity hedge program	(332)	(365)	165	(24)
Transactional foreign currency revaluation	3	(4)	9	(6)
Non-qualifying foreign currency derivatives	(7)	(4)	(10)	7
Other, net [4]	142	51	37	(23)
Net realized capital gains (losses)	$(74)	$(275)	$142	$(107)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020 (Successor Company), were $4 for the year ended December 31, 2020 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), were $(2) for the year ended December 31, 2019 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities were $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).
[2]    Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

[3]    Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[4] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $149 for the year ended December 31, 2020 (Successor Company), $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Sales of AFS Securities
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Fixed maturities, AFS
Sale proceeds	$1,789	$2,541	$2,523	$3,523
Gross gains	165	67	12	45
Gross losses	(31)	(16)	(37)	(47)
Sales of AFS securities in 2020 were primarily a result of tactical changes to the portfolio as a result of changing market conditions and to a lesser extent duration and liquidity management.
Accrued Interest Receivable on Fixed Maturities, AFS and Mortgage Loans
As of December 31, 2020 and 2019 (Successor Company), the Company reported accrued interest receivable related to fixed maturities, AFS of $114 and $122, respectively, and accrued interest receivable related to mortgage loans of $7 and $8, respectively. These amounts are recorded in other assets on the Consolidated Balance Sheets and are not included in the amortized cost or fair value of the fixed maturities or mortgage loans. The Company does not include the current accrued interest receivable balance when estimating the ACL. The Company has a policy to write-off accrued interest receivable balances that are more than 90 days past due. Write-offs of accrued interest receivable are recorded as a credit loss component of realized capital gains and losses.
Interest income on fixed maturities and mortgage loans is accrued unless it is past due over 90 days or management deems the interest uncollectible.
Recognition and Presentation of Intent-to-Sell Impairments and ACL on Fixed Maturities, AFS
The Company will record an "intent-to-sell impairment" as a reduction to the amortized cost of fixed maturities, AFS in an unrealized loss position if the Company intends to sell or it is more likely than not that the Company will be required to sell the fixed maturity before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value on the impairment date and the amortized cost basis of the fixed maturity before recognizing the impairment.
When fixed maturities are in an unrealized loss position and the Company does not record an intent-to-sell impairment, the Company will record an ACL, through net realized capital gains and losses, for the portion of the unrealized loss due to a credit loss. Any remaining unrealized loss on a fixed maturity after recording an ACL is the non-credit amount and is recorded in OCI. The ACL is the excess of the amortized cost over the greater of the Company's best estimate of the present value of expected future cash flows or the security's fair value. Cash flows are discounted at the effective yield that is used to record interest income. The ACL cannot exceed the unrealized loss and, therefore, it may fluctuate with changes in the fair value of the fixed maturity if the fair value is greater than the Company's best estimate of the present value of expected future cash flows. The initial ACL and any subsequent changes are recorded in net realized capital gains and losses. The ACL is written off against the amortized cost in the period in which all or a portion of the related fixed maturity investment is determined to be uncollectible.
Prior to January 1, 2020, the Company recorded an OTTI for those fixed maturities for which the Company did not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value was separated into the portion representing a credit OTTI, which was recorded in net realized capital losses, and the remaining non-credit amount, which was recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value.The Company’s best estimate of discounted

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

expected future cash flows became the new cost basis and accreted prospectively into net investment income over the estimated remaining life of the security. Amounts previously recognized in accumulated other comprehensive income as of the ASU 2016-13 guidance adoption date that relate to improvements in cash flows expected to be collected will continue to be accreted into income over the asset's remaining life.
Developing the Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTVs"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of year	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance as of end of period	$1	$1

Cumulative Credit Impairments on Fixed Maturities, AFS
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)
Balance as of beginning of period	$(6)	$—	$(88)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)	(6)	—
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6	—	17
Fixed maturities due to an increase in expected cash flows	—	—	1
Balance as of end of period	$(4)	$(6)	$(70)
[1]These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2020					December 31, 2019
	Amortized Cost [1]	ACL [2]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [3]
ABS	$436	$—	$8	$—	$444	$291	$4	$—	$295	$—
CLOs	1,425	—	7	(4)	1,428	1,150	6	(6)	1,150	—
CMBS	1,152	—	77	(11)	1,215	1,331	65	(3)	1,391	—
Corporate	7,240	(1)	1,296	(12)	8,552	7,403	696	(7)	8,121	—
Foreign govt./govt. agencies	236	—	32	—	266	382	30	(1)	409	—
Municipal	761	—	115	(1)	875	705	56	—	761	—
RMBS	745	—	26	(2)	769	853	16	(1)	868	—
U.S. Treasuries	1,142	—	192	(8)	1,326	905	88	—	993	—
Total fixed maturities, AFS	$13,137	$(1)	$1,753	$(38)	$14,875	$13,020	$961	$(18)	$13,988	$—
[1]The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.
[2]Represents the ACL recorded following the adoption of accounting guidance for credit losses on January 1, 2020. For further information refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[3]Represents the amount of cumulative non-credit impairment losses recognized in OCI on fixed maturities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 (Successor Company).

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2020		December 31, 2019
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$238	$241	$295	$300
Over one year through five years	1,376	1,462	1,260	1,297
Over five years through ten years	1,808	2,052	1,824	1,951
Over ten years	5,957	7,264	6,016	6,736
Subtotal	9,379	11,019	9,395	10,284
Mortgage-backed and asset-backed securities	3,758	3,856	3,625	3,704
Total fixed maturities, AFS	$13,137	$14,875	$13,020	$13,988
Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and Wells Fargo & Company, which each comprised less than 1% of total invested assets. As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2020 (Successor Company), were financial services, utilities, and the CLO sector which comprised approximately 8%, 8%, and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company) were utilities, CMBS, and financial services which comprised approximately 7%, 7%, and 7%, respectively, of total invested assets.
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign govt./govt. agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2019
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$51	$—	$14	$—	$65	$—
CLOs	188	(1)	642	(5)	830	(6)
CMBS	93	(2)	9	(1)	102	(3)
Corporate	144	(3)	176	(4)	320	(7)
Foreign govt./govt. agencies	5	—	30	(1)	35	(1)
Municipal	51	—	—	—	51	—
RMBS	80	—	87	(1)	167	(1)
U.S. Treasuries	13	—	—	—	13	—
Total fixed maturities, AFS in an unrealized loss position	$625	$(6)	$958	$(12)	$1,583	$(18)
As of December 31, 2020 (Successor Company), fixed maturities, AFS in an unrealized loss position consisted of 377 instruments, primarily in the corporate sectors, most notably energy issuers and issuers in the transportation services sector, and CMBS which were depressed largely due to widening of credit spreads since the purchase date. As of December 31, 2020 (Successor Company), 99% of these fixed maturities were depressed less than 20% of cost or amortized cost. The increase in unrealized losses during 2020 was primarily attributable to wider credit spreads within higher yielding corporates and CMBS and higher interest rates on U.S. Treasuries purchased earlier in the year.
Most of the fixed maturities depressed for twelve months or more relate to CLOs and corporates. CLO securities and corporate fixed maturities were primarily depressed because current market spreads are wider than at the respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities outlined in the preceding discussion. The decision to record credit losses on fixed maturities, AFS in the form of an ACL

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains and losses. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
In response to significant economic stress experienced as a result of the COVID-19 pandemic during 2020 the Company increased the weight of both a moderate and severe recession in our estimate of the ACL. The Company continues to monitor economic uncertainty including rising COVID-19 infections leading to short-term lockdowns and the corresponding impact that this might have on the mortgage loan portfolio.
The ultimate impact to the Company’s financial statements could vary significantly from our estimates depending on, among other things, the duration and severity of the pandemic, the duration and severity of the economic downturn and the degree to which federal, state and local government actions to mitigate the economic impact of COVID-19 are effective. The impact on our commercial mortgage loan portfolio will also be impacted by borrower behavior in response to the economic stress. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. As property values decline, borrowers have less incentive to continue to make payments.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans.The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2020 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

ACL on Mortgage Loans
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance as of January 1,	$—	$5	$—	$—
Cumulative effect of accounting changes [1]	9
Adjusted beginning ACL [2]	9	5	—	—
Current period provision (release)	8	(5)	5	—
Balance as of December 31,	$17	$—	$5	$—
[1] Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further                 information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[2] Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.
The increase in the allowance for the year-ended December 31, 2020 (Successor Company) is the result of the COVID-19 pandemic and its impacts on the economic forecasts, as discussed above, as well as lower estimated property values and operating income as compared to the prior year.
The weighted-average LTV ratio of the Company’s mortgage loan portfolio was 54% as of December 31, 2020 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals updated no less than annually. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments and are updated no less than annually through reviews of underlying properties.

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Successor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] Amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans LTV & DSCR as of December 31, 2019 (Successor Company)
Loan-to-Value	Amortized Cost	Avg. DSCR
65% - 80%	$269	1.74x
Less than 65%	1,972	2.44x
Total mortgage loans	$2,241	2.36x

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans by Region
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
East North Central	$80	3.8%	$67	3.0%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	154	7.3%	204	9.1%
Mountain	78	3.7%	75	3.3%
New England	83	3.9%	85	3.8%
Pacific	562	26.7%	646	28.8%
South Atlantic	569	27.0%	510	22.8%
West South Central	213	10.1%	209	9.3%
Other [2]	351	16.6%	426	19.0%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.
[2]Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$602	28.6%	$603	26.9%
Lodging	22	1.0%	24	1.1%
Multifamily	536	25.4%	576	25.7%
Office	481	22.8%	471	21.0%
Retail	418	19.8%	398	17.8%
Single Family	50	2.4%	120	5.3%
Other	—	—%	49	2.2%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2020 and 2019 (Successor Company), the Company held no mortgage loans considered past due.
Purchased Financial Assets with Credit Deterioration
Purchased financial assets with credit deterioration ("PCD") are purchased financial assets with a “more-than-insignificant” amount of credit deterioration since origination. PCD assets are assessed only at initial acquisition date and for any investments identified, the Company records an allowance at acquisition with a corresponding increase to the amortized cost basis. As of December 31, 2020 (Successor Company), the Company held no PCD fixed maturities, AFS or mortgage loans.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities ("VIEs") primarily as an investor through normal investment activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2020 and 2019 (Successor Company) is limited to the total carrying value of $975 and $914, respectively, which are included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company), the Company had outstanding commitments totaling $461 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The maturity of these transactions is generally within one year. The agreements require additional collateral to be transferred to the Company under specified conditions and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments in the Company's Consolidated Balance Sheets.

Repurchase Agreements
	Successor Company
	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$262	$269
Gross amount of collateral pledged related to repurchase agreements [1]	$267	$273
Gross amount of recognized receivables for reverse repurchase agreements [2]	$28	$10
[1]Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2020 and 2019 (Successor Company), the fair value of securities on deposit was $28 and $24, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $130 and $161 for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $67 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $41 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2020 (Successor Company) is limited to the total carrying value of $999. In addition, the Company has outstanding commitments totaling approximately $463, to fund limited partnership and other alternative investments as of December 31, 2020 (Successor Company).
The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2020, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $130.7 billion and $140.4 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $24.3 billion and $25.5 billion as of December 31, 2020 and 2019 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.0 billion, $405 and $653 for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $5.9 billion, $10.2 billion, and $8.9 billion for the years ended December 31, 2020, 2019 and 2018 (Successor Company), respectively. As of, and for the year ended, December 31, 2020 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions and Futures
The Company uses interest rate swaps, swaptions and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2020 and 2019 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion for both years.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.
Fixed Payout Annuity Hedge
The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty or the Company should the referenced security issuers experience a credit event, as defined in the contract. In addition, the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.
Macro Hedge Program
The Company utilizes equity swaps, options and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company's statutory surplus arising from higher GMWB and guaranteed minimum death benefits ("GMDB") claims as well as lower variable annuity fee revenue.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. The Company previously utilized derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedged changes in interest rates, equity market levels, and equity volatility. These derivatives included customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retained the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Customized swaps		$3,938		$34
Equity swaps, options, and futures		855		(2)
Interest rate swaps and futures		2,189		41
Total		$6,982		$73
Modified Coinsurance Reinsurance Contracts
As of December 31, 2020 and 2019 (Successor Company), the Company had approximately $843 and $819, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.
Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019	Dec 31, 2020	Dec 31, 2019
Cash flow hedges
Foreign currency swaps	$25	$10	$(2)	$—	$—	$—	$(2)	$—
Total cash flow hedges	25	10	(2)	—	—	—	(2)	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,419	3,082	(13)	(39)	28	11	(41)	(50)
Foreign exchange contracts
Foreign currency swaps and forwards	222	225	—	(7)	8	9	(8)	(16)
Credit contracts
Credit derivatives that purchase credit protection	40	40	—	(1)	—	—	—	(1)
Equity contracts
Equity index swaps and options	2,000	2,000	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [1]	7,803	8,717	21	5	33	23	(12)	(18)
GMWB reinsurance contracts	1,688	1,869	7	17	7	17	—	—
GMWB hedging instruments	—	6,982	—	73	—	89	—	(16)
Macro hedge program	24,188	19,879	(453)	(114)	268	98	(721)	(212)
Other
Modified coinsurance reinsurance contracts	843	819	(93)	(43)	—	—	(93)	(43)
Total non-qualifying strategies	40,203	43,613	(531)	(109)	344	247	(875)	(356)
Total cash flow hedges and non-qualifying strategies	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)
Balance Sheet Location
Fixed maturities, available-for-sale	$49	$43	$—	$—	$—	$—	$—	$—
Other investments	5,791	5,779	12	72	13	83	(1)	(11)
Other liabilities	24,054	26,396	(480)	(160)	291	124	(771)	(284)
Reinsurance recoverables	2,531	2,688	(86)	(26)	7	17	(93)	(43)
Other policyholder funds and benefits payable	7,803	8,717	21	5	33	23	(12)	(18)
Total derivatives	$40,228	$43,623	$(533)	$(109)	$344	$247	$(877)	$(356)
[1] These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2020
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
[1]Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Interest rate swaps	$—	$—	$—	$(17)
Foreign currency swaps	(2)	—	—	—
Total	$(2)	$—	$—	$(17)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Years Ended December 31,				June 1, 2018 to December 31, 2018
	2020		2019
	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income	Net Capital Gain (Loss)	Net Investment Income
Interest rate swaps	—	—	—	—	—	—
Foreign currency swaps	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—
Total Amounts Presented on the Consolidated Statements of Operations	$(74)	$816	$(275)	$924	$142	$509

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	$—	$8
Foreign currency swaps	(2)	—
Total	(2)	8
Total Amounts Presented on the Consolidated Statements of Operations	$(107)	$520
As of December 31, 2020, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months is less than $1. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Variable annuity hedge program
GMWB product derivatives	$67	$134	$(25)	$82
GMWB reinsurance contracts	(27)	(13)	1	(25)
GMWB hedging instruments	42	(68)	36	(45)
Macro hedge program	(414)	(418)	153	(36)
Total variable annuity hedge program	(332)	(365)	165	(24)
Foreign exchange contracts
Foreign currency swaps and forwards	(4)	—	2	(3)
Fixed payout annuity hedge	—	(4)	(15)	10
Total foreign exchange contracts	(4)	(4)	(13)	7
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	180	103	23	(40)
Credit contracts
Credit derivatives that purchase credit protection	19	—	—	1
Credit derivatives that assume credit risk	—	7	(1)	(3)
Equity contracts
Equity index swaps and options	—	(1)	—	—
Other
Modified coinsurance reinsurance contracts	(50)	(55)	13	32
Total other non-qualifying derivatives	149	54	35	(10)
Total [1]	$(187)	$(315)	$187	$(27)
[1]    Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2020 and 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019 (Successor Company), the Company pledged cash collateral with a fair value of $48 and $10, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company's Consolidated Balance Sheets, as determined by the Company's election to offset on the balance sheet. As of December 31, 2020 and 2019 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $526 and $214, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2020 and 2019 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $215 and $165, respectively.
As of December 31, 2020 and 2019 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $65 and $188, respectively, which was invested and recorded on the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2020 and 2019 (Successor Company) with a fair value of $0 and $9, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2020 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company's Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance
The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of allowances for uncollectible reinsurance in 2019 and net of ACL in 2020, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net (Successor Company)
	As of December 31,
	2020	2019
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$18,807	$19,534
Commonwealth	7,579	8,147
Other reinsurers	1,076	1,143
Gross reinsurance recoverables	27,462	28,824
Less: ACL	7
Reinsurance recoverables, net [1]	$27,455	$28,824
[1] As of December 31, 2019 (Successor Company), no allowance for uncollectible reinsurance was required.
As of December 31, 2020 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual") and Prudential Financial, Inc. ("Prudential") of approximately $7.6 billion, $7.0 billion and $11.8 billion, respectively. As of December 31, 2019 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $8.1 billion, $8.0 billion and $11.5 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.
As of December 31, 2020 (Successor Company), the ACL increased to $7 from $5 at January 1, 2020, upon adoption of ASU 2016-13. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

Insurance Revenues
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Gross earned premiums, fee income and other	$2,221	$2,375	$1,439	$1,059
Reinsurance assumed	125	115	66	48
Reinsurance ceded	(1,570)	(1,627)	(972)	(684)
Net earned premiums, fee income and other	$776	$863	$533	$423
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019 (Successor Company), respectively, $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$—	$—	$—	$405
Deferred costs	—	—	—	1
Amortization — DAC	—	—	—	(13)
Amortization — Unlock benefit (charge), pre-tax	—	—	—	(3)
Adjustments to unrealized gains and losses on securities AFS and other	—	—	—	31
Balance, end of period	$—	$—	$—	$421
[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance, beginning of period	$696	$716	$805	$—
Amortization — VOBA [2]	14	25	(80)	—
Amortization — Unlock benefit (charge), pre-tax	(64)	—	(19)	—
Adjustments to unrealized gains and losses on securities AFS and other	(60)	(45)	10	—
Balance, end of period	$586	$696	$716	$—
[1]    Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. For further discussion of pushdown accounting, please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[2] Negative gross profits due to hedge losses resulted in a write-up of VOBA.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2021	$(10)
2022	$18
2023	$22
2024	$25
2025	$31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2020	$450	$3,691	$14,324	$18,465
Incurred [3]	101	526	467	1,094
Paid	(91)	(22)	(821)	(934)
Liability balance as of December 31, 2020	$460	$4,195	$13,970	$18,625
Reinsurance recoverable asset as of January 1, 2020	$269	$3,691	$4,843	$8,803
Incurred [3]	57	526	122	705
Paid	(72)	(22)	(275)	(369)
Reinsurance recoverable asset as of December 31, 2020	$254	$4,195	$4,690	$9,139

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803
[1]    These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.
[2]    Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[3]    Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2020
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,649	$1,500	$225	74
With 5% rollup [2]	928	72	23	75
With earnings protection benefit rider (“EPB”) [3]	3,221	594	83	74
With 5% rollup & EPB	446	101	22	76
Total MAV	17,244	2,267	353
Asset protection benefit ("APB") [4]	8,332	46	32	72
Lifetime income benefit ("LIB") – death benefit [5]	369	2	2	74
Reset [6] (5-7 years)	2,420	7	5	72
Return of premium ("ROP") /other [7]	5,642	46	45	75
Variable annuity without GMDB [8]	2,570	—	—	72
Subtotal variable annuity [11]	$36,577	$2,368	$437	74
Less: general account value	2,801
Subtotal variable annuity separate account liabilities	33,776
Separate account liabilities - other	75,849
Total separate account liabilities	$109,625
[1]MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.
[3]EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.
[4]APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]ROP GMDB is the greater of current AV and net premiums paid.
[8]Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
[9]AV includes the contract holder’s investment in the separate account and the general account.
[10]NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.
[11]Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.0 billion of total account value and weighted average attained age of 76 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2020	December 31, 2019
Equity securities (including mutual funds)	$32,011	$31,114
Cash and cash equivalents [1]	1,765	1,319
Total [2]	$33,776	$32,433
[1]    Represents an allocation of the portfolio holdings.
[2]    Includes $2.6 billion and $2.3 billion of account value as of December 31, 2020 and 2019 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.
As of December 31, 2020 and 2019 (Successor Company), approximately 18% and 21%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 82% and 79%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$15	$14	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$15	$40	5
[1]    Consist of internally developed software
[2]    Consist of state insurance licenses
There have been no additions, renewals or extension since December 31, 2019 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2021	$6
2022	$6
2023	$2
2024	$—
2025	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department ("CTDOI") will permit the Company to pledge up to approximately $940 in qualifying assets to secure FHLBB advances for 2021. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2020, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes

Provision for Income Taxes
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
Income Tax Expense (Benefit)	2020	2019
Current - U.S. Federal	$10	$(8)	$(15)	$1
Deferred - U.S. Federal	56	52	74	6
Total income tax expense	$66	$44	$59	$7
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2020	2019
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$79	$60
Unearned premium reserve and other underwriting related reserves	1	4
VOBA and reserves	567	557
Net operating loss carryover	102	166
Employee benefits	7	4
Foreign tax credit carryover	18	13
Deferred reinsurance gain	198	210
Other	11	15
Total deferred tax assets	983	1,029
Deferred Tax Liabilities
Investment related items	(145)	(150)
Net unrealized gain on investments	(360)	(198)
Total deferred tax liabilities	(505)	(348)
Net deferred tax assets	$478	$681
The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2016 tax year with the exception of net operating loss ("NOL") carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2020 and 2019 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2020 and 2019 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.
The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the years ended December 31, 2020 and 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company had no interest payable as of December 31, 2020 and 2019 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.
The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Income Taxes (continued)
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $484 and $790, respectively. The totals include U.S. losses that were generated prior to 2017 of $121 and $437, respectively. These losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2028-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The totals also include U.S. losses that were generated in 2018 of $363 and $353, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.
Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company's expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Foreign Tax Credit Carryover
As of December 31, 2020 and 2019 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $18 and $13 respectively.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Tax provision at the U.S. federal statutory rate	$98	$86	$98	$21
Dividends received deduction ("DRD")	(28)	(34)	(37)	(12)
Foreign related investments	(4)	(7)	(4)	(3)
Tax reform	—	—	—	(2)
Other		(1)	2	3
Provision for income taxes	$66	$44	$59	$7
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2 and $2 for the years ended December 31, 2020 and 2019, respectively (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company) and $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2021	$1
2022	1
2023	1
2024	—
2025	—
Thereafter	—
Total minimum lease payments	$3
Unfunded Commitments
As of December 31, 2020 (Successor Company), the Company had outstanding commitments totaling $567, of which $463 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $4 of the outstanding commitments is primarily related to various funding obligations associated with private debt securities. The remaining outstanding commitments of $100 relate to mortgage loans. Of the $567 in total outstanding commitments, $66 are related to mortgage loan commitments which the Company can cancel unconditionally.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Commitments and Contingencies (continued)
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2020 and 2019 (Successor Company) the liability balance was $7 and $8, respectively. As of December 31, 2020 and 2019 (Successor Company) amounts related to premium tax offsets of $2 were included in other assets.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked-based capital ("RBC") tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2020 (Successor Company) was $539. Of this $539, the legal entities have posted collateral of $572, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $23 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Transactions with Related Parties

Parent Company Transactions (Successor Company)
As of December 31, 2020 and 2019, the Company had no direct employees as we are managed by TLI, the Company's parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.
For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.
Parent Company Transactions (Predecessor Company)
Prior to the sale of the Company, substantially all general insurance expenses related to the Company were initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
Reinsurance Ceded to Affiliates (Predecessor Company)
The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). The Company also ceded accident and health premiums of $25 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory Net Income (Loss)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Combined statutory net income (loss)	$245	$488	$(126)	$181

Statutory Capital
	Successor Company
	As of December 31,
	2020	2019
Statutory capital [1]	$3,142	$3,194
[1]    The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $51 and $37 as of December 31, 2020 and 2019 (Successor Company), respectively.
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose RBC requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2020 and 2019 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Statutory Results (continued)
Dividends
Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates were required to gain pre-approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.
On September 18, 2020 (Successor Company), TL received a $400 dividend from its subsidiary, Talcott Resolution Life and Annuity Insurance Company ("TLA"). On the same date, TL subsequently declared and paid a $319 dividend to its parent, Talcott Resolution Life, Inc. ("TLI").
On September 16, 2019 (Successor Company), TL received a $250 dividend from its subsidiary, TLA. On the same date, TL subsequently declared and paid a $700 dividend to its parent, TLI.
Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.
After September 18, 2021, the Company is permitted to pay up to a maximum of $597 in dividends and the Company's subsidiaries are permitted to pay up to a maximum of $335 in dividends without prior approval from the state insurance commissioner.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2020 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$717	$—	$—	$—	$717
OCI before reclassifications	665	(1)	(1)	—	663
Amounts reclassified from AOCI	(100)	1	—	—	(99)
OCI, net of tax	565	—	(1)	—	564
Ending balance	$1,282	$—	$(1)	$—	$1,281

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	$—	$2	$(171)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net Unrealized Gain on Fixed Maturities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758
[1]    Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

Reclassification from AOCI
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	Affected Line Item on the Consolidated Statement of Operations
	2020	2019
Net Unrealized Gain on Fixed Maturities
Available-for-sale securities	$127	$47	$(32)	$(2)	Net realized capital gains (losses)
	127	47	(32)	(2)	Income before income taxes
	27	10	(7)	—	Income tax expense
	$100	$37	$(25)	$(2)	Net income
Unrealized Losses on Fixed Maturities for Which an ACL Has Been Recorded
Fixed maturities, AFS	$(1)				Net realized capital gains (losses)
	(1)				Income before income taxes
	—				Income tax expense
	$(1)				Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$—	Net realized capital gains (losses)
Interest rate swaps	—	—	—	8	Net investment income
Foreign currency swaps	—	—	—	(2)	Net realized capital gains (losses)
	—	—	—	6	Income before income taxes
	—	—	—	1	Income tax expense
	$—	$—	$—	$5	Net income
Total amounts reclassified from AOCI	$99	$37	$(25)	$3	Net income

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
15. Subsequent Event
On January 18, 2021 the Company's indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries. Proceeds from the merger consist of a combined pre-closing dividend and cash at closing totaling approximately $2.25 billion and is subject to certain closing adjustments.